Commission on April 17, 2008	Registration No. 811-08582

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 4 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and
Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account I
(Exact Name of Registrant)
of
ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)
One Orange WayWindsor, Connecticut 06095-4774
(860) 580-4646
and Telephone Number of Depositor’s Principal

Michael A. Pignatella, Esq.
ING
One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-2831
(Name and Address of Agent for Service of Process)

Copy to:
John S. (Scott) Kreighbaum, Esq.
ING
1475 Dunwoody Drive
West Chester, PA 19380-1478
(610) 425-3404

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2008 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

ING Life Insurance and Annuity Company Variable Annuity Account I

ING MARATHON PLUS (IICA)

April 28, 2008

The Contracts. The contracts described in this prospectus are group or individual “ING Marathon Plus” deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (“ILIAC,” the “Company,” “we,”
“us,” “our”). Prior to January 1, 2006, the Contract was issued by ING Insurance Company of America (“IICA”).
On December 31, 2005, IICA merged with and into ING Life Insurance and Annuity Company, and ING Life
Insurance and Annuity Company assumed responsibility for all of IICA’s obligations under the contracts. See
“Other Topics: The Company” for information about the merger of IICA with and into the Company. They were issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity
(“IRA”) under section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified Roth
IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans. We do not currently offer this Contract for sale to new purchasers.

Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the
Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p). We do not currently offer this contract for sale to new purchasers.

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable
Annuity Account I (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds mentioned under the list of investment portfolios available under your Contract. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III—Description of
Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying
Fund may be obtained by calling our Customer Service Center at 800-531-4547. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 28, 2008, Statement of Additional
Information (“SAI”) about the separate account by indicating your request on your application or calling us at
1-800-531-4547. You may also obtain an SAI for any of the funds by calling that number. The Securities and
Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the
EDGAR Database on the SEC web site, http://www.sec.gov, or at the SEC Public Reference Room in Washington,
D.C. You may call 1-202-551-5850 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference
Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. When looking for information regarding the

ILIAC Marathon Plus (IICA)

contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-130825. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

  ILIAC Guaranteed Account (the “Guaranteed Account”) (formerly, IICA Guaranteed Account)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate
Guaranteed Account prospectus. To obtain a copy, write to our Customer Service Center at P.O. Box 9271, Des
Moines, Iowa 50306-9271, call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the
FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Topics – Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Marathon Plus (IICA)

The investment portfolios available under your Contract are:

ING Investors Trust	ING Variable Funds
ING BlackRock Large Cap Growth Portfolio (Class I)	ING VP Growth and Income Portfolio (Class I)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class I)	ING Variable Portfolios, Inc.
ING JPMorgan Emerging Markets Equity Portfolio (Class I)	ING BlackRock Global Science and Technology Portfolio
ING JPMorgan Value Opportunities Portfolio (Class S)	(Class I)
ING Marsico International Opportunities Portfolio (Class S)	ING Opportunistic Large Cap Growth Portfolio (Class I)
ING MFS Total Return Portfolio (Class I)	ING Opportunistic Large Cap Value Portfolio (Class I)
ING Oppenheimer Main Street Portfolio (Class I)	ING VP Index Plus LargeCap Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)	ING VP Small Company Portfolio (Class I)
ING Van Kampen Capital Growth Portfolio (Class I)
ING VP Index Plus International Equity Portfolio (Class I)	ING Variable Products Trust
ING VP High Yield Bond (Class I)
ING Partners, Inc.
ING Legg Mason Partners Aggressive Growth Portfolio	ING VP Balanced Portfolio, Inc. (Class I)
(Initial Class)
ING Neuberger Berman Partners Portfolio (Initial Class)	ING VP Intermediate Bond Portfolio (Class I)
ING Oppenheimer Global Portfolio (Initial Class)
ING Oppenheimer Strategic Income Portfolio (Initial Class)	ING VP Money Market Portfolio (Class I)
ING Templeton Foreign Equity Portfolio (Initial Class)
ING Thornburg Value Portfolio (Initial Class)	Calvert Variable Series, Inc.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Calvert Social Balanced Portfolio
(Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	Fidelity Variable Insurance Products
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Fidelity VIP Contrafund Portfolio (Class I)
ING Van Kampen Equity and Income Portfolio (Initial Class)	Fidelity VIP Equity-Income Portfolio (Class I)
Fidelity VIP Index 500 Portfolio (Class I)
ING Strategic Allocation Portfolios, Inc.
ING VP Strategic Allocation Conservative Portfolio (Class I)
ING VP Strategic Allocation Growth Portfolio (Class I)
ING VP Strategic Allocation Moderate Portfolio (Class I)

ILIAC Marathon Plus (IICA)

ILIAC Marathon Plus (IICA)

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our
Customer Service Center at:

ING P.O. Box 9271 Des Moines, IA 50306-9271 1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:

ING	ING
Attn: Customer Service	Attn: Customer Service Center
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals.
The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See
“Death Benefit” and “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

ILIAC Marathon Plus (IICA)	1

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Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and
“Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs, 401(a) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement.
However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See
“Taxation.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual
Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

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  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.
ILIAC Marathon Plus (IICA)	2

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees:

Early Withdrawal Charge
(As a percentage of payments withdrawn.)

Contracts Other Than Roth IRA Contracts:

Years from Receipt
of Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts[1]

Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

Annual Maintenance Fee[2]	$30.00
Transfer Charge[3]	$10.00

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1	If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

2	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees Transactions Fees — Annual Maintenance Fee.”

3	We currently do not impose this charge, but we reserve the right to charge $10 per transfer after the 12th transfer each calendar year.

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* State premium taxes (which currently range from 0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Fees – Premium and Other Taxes.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

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ILIAC Marathon Plus (IICA)	3

Fees Deducted from Investments in the Separate Account

Amount During the Accumulation Phase.
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

·	Contracts other than Roth IRA Contracts Issued before May 1, 1998

	Mortality and Expense Risk Charge	1.25%[1]
	Administrative Expense Charge	0.15%
	Total Separate Account Expenses*	1.40%

·	Roth IRA Contracts and Contracts Issued on or after May 1, 1998

	Mortality and Expense Risk Charge	1.10%[1]
	Administrative Expense Charge	0.15%
	Total Separate Account Expenses*	1.25%

Amount During the Income Phase. (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

·	All Contracts

	Mortality and Expense Risk Charge	1.25%[1]
	Administrative Expense Charge	0.00% - 0.25%[2]
	Total Separate Account Expenses	1.25% - 1.50%

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1	Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See “Fees — Fees Deducted from Investments in the Separate Account – Mortality and Expense Risk Charge.”

2	We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct the daily charge of not more than 0.25% per year. See “The Income Phase — Charges Deducted.”

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Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees1, and	0.10%	1.25%
other expenses):

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1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, record keeping or other services provided by the Company to the funds or the funds’ affiliates.

These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

Examples: These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in

ILIAC Marathon Plus (IICA)	4

other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Other Than Roth IRA Contracts

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$955	$1,384	$1,839	$2,850

2)	If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

1 year	3 years	5 years	10 years
$255	$784	$1,339	$2,850

For Roth IRA Contracts

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$789	$1,126	$1,509	$2,988

2)	If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*

1 year	3 years	5 years	10 years
$269	$826	$1,409	$2,988

*	This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Fees – Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to

ILIAC Marathon Plus (IICA)

5

attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable
Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer
Service Center at the address and phone number listed in “Contract Overview—Questions: Contacting the
Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Room.

Fixed Interest Options. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the
Fixed Account are the fixed interest options available under your contract. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options:

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be

ILIAC Marathon Plus (IICA)

6

  subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding)
“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared - bought by more than one company.
  Mixed - bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed
Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and

ILIAC Marathon Plus (IICA)

7

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all

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fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if

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9

the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service
Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential.
Please be advised that the risk of a fraudulent transaction is increased with a telephone or electronic transaction (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic Instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed
Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract
Overview—Questions: Contacting the Company.”

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less

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10

expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

  Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.
  Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics – Contract Distribution”). You may purchase an interest
(or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

  Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

Your Rights Under the Contract

  Individual Contracts. You have all contract rights.
  Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

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  Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sump;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.
Purchase Payment Amounts.
The minimum initial purchase payment amounts are as follows:

	Nonqualified	Qualified

Minimum Initial Purchase Payment	$5,000	$1,500

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the
“Investment Options” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one

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of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

Contracts Other Than Roth IRA Contracts:

Years from Receipt
of Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts[1]

Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

1	If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account
(first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of

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13

years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is
10% or less than:

  Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or
  Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see “Systematic Distribution Options”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the required minimum distribution by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or
  Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver. You may withdraw all or a portion of your account value without an early withdrawal charge if: · More than one year has elapsed since the account effective date;

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  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

·	Contracts other than Roth IRAs Issued before May 1, 1998	1.25%
·	Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts	1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See
“The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

· The mortality risks are those risks associated with our promise to make lifetime income phase payments

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  based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to
0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25%
during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.
We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is offered;
  The amount of expected purchase payments;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
  The type and frequency of administrative and sales services provided; or
  The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

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As shown in the fund prospectuses,
each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed
Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate;
and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  or certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and

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expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2007, that ranking would be as follows:

  Fidelity Variable Insurance Products Portfolio
  Calvert Variable Series, Inc.

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4.0%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Taxation.”

YOUR ACCOUNT VALUE During the accumulation phase your account value at any given time equals:

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  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units

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of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS You may withdraw all or a portion of your account value at any time during the accumulation phase. Steps for Making A Withdrawal:

Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.

However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

Properly complete a disbursement form and deliver it to our Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you

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may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

  SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under a SWO.
  ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
  LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.” An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under a LEO.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.
You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax
Code, be elected again.

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Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections.
Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Market Value Adjustment: An adjustment that may be made to amounts withdrawn from the Guaranteed
Account. The adjustment may be positive or negative.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview — Questions: Contacting the Company.”

Death Benefit Amount

Minimum Guaranteed Death Benefit. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)	The account value on the claim date; or

(2)	The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

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Determining the Minimum Guaranteed Death Benefit. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant’s 85th birthday) and equals the greater of:

(1)	The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(2)	Your account value on that account anniversary.

After the annuitant’s 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant’s 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

Death Benefit Greater than the Account Value. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

Alternative Death Benefit. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1)	The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

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(2)	The highest account value on any account anniversary until the account anniversary immediately before the annuitant’s 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3)	The account value as of the date of death.

Death Benefit Greater than the Account Value. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules) See “Taxation ”;
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

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  Elect SWO or ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See
“Taxation.”

For Nonqualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See
“Taxation.”

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THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See
“Contract Overview—Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

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Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	first day of the month following the annuitant’s 85th birthday; or

(b)	tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences.
You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See
“Fees.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment

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option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Income Phase Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.

Life Income —	Length of Payments: For as long as the annuitant lives, with payments guaranteed for
Guaranteed	your choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income —	Length of Payments: For as long as either annuitant lives. It is possible that only one
Two Lives	payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit — None: All payments end upon the death of both annuitants.

Life Income —	Length of Payments: For as long as either annuitant lives, with payments guaranteed
Two Lives —	from 5 to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Payments	the first death.
Death Benefit — Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income —	Length of Payments: For as long as the annuitant lives.
Cash Refund Option	Death Benefit — Payment to the Beneficiary: Following the annuitant’s death, we will
(limited availability	pay a lump-sum payment equal to the amount originally applied to the income phase
— fixed payment	payment option (less any premium tax) and less the total amount of income payments
only)	paid.

Life Income— Two	Length of Payments: For as long as either annuitant lives.
Lives—Cash Refund	Continuing Payments: 100% of the payment to continue after the first death.
Option (limited	Death Benefit — Payment to the Beneficiary: When both annuitants die we will pay a
availability —	lump-sum payment equal to the amount applied to the income phase payment option

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fixed payment only) (less any premium tax) and less the total amount of income payments paid. Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years. In certain cases a
Guaranteed	lump-sum payment may be requested at any time (see below).
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.

Calculation of Lump-Sum Payments. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or
5% assumed net investment rate used for variable payments).

TAXATION Introduction This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you

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will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5,
which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the

Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

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10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the

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annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed by August 31, 2012. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)

which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld,

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you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Section 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”).
The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k) and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section
402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible,

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and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code Section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order

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  (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings.
A partial
distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

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Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone
Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10%
penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the
20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), Roth 401(k), 403(a) and IRAs
only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.
These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Section 401(a), 401(k), Roth 401(k), 403(a), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code
Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must

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be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), Roth 401(k) and 403(a). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

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Tax Consequences of Enhanced Death Benefits
The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

Prior to January 1, 2006, the contracts were issued by ING Insurance Company of America (“IICA”), a wholly owned subsidiary of ours. IICA was a life insurance company organized under the insurance laws of the State of
Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, IICA was known as Aetna Insurance Company of America. Effective December 31, 2005, IICA
merged with and into ILIAC, and ILIAC assumed responsibility for IICA’s obligations under the contracts.

ILIAC is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep, N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, ILIAC’s operations include the business of Aetna
Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an
Arkansas life insurance company organized in 1954). Prior to May 1, 2002, ILIAC was known as Aetna Life
Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations

ILIAC Marathon Plus (IICA)

39

under the Contract. The obligations under the Contract are solely the responsibility of ILIAC.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:

One Orange Way Windsor, Connecticut 06095-4774

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters.
Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-
competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S.
affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.

ILIAC Marathon Plus (IICA)

40

Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the
Company to administrative penalties, unanticipated remediation, or other claims and costs.

Variable Annuity Account I

Variable Annuity Account I was established as a separate account in 1994. Prior to January 1, 2006, Variable
Annuity Account I was known as Variable Annuity Account I (a Separate Account of ING Insurance Company of
America). In connection with the merger of IICA with and into ILIAC, the separate account was transferred to
ILIAC on December 31, 2005, and renamed Variable Annuity Account I (a Separate Account of ING Life Insurance
and Annuity Company). Variable Annuity Account I is registered with the SEC as a unit investment trust under the
Investment Company Act of 1940, as amended (“1940 Act”). Variable Annuity Account I is a separate investment account used for our variable annuity contracts. We own all the assets in Variable Annuity Account I but such assets are kept separate from our other accounts.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the Contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”)
and the Securities Investor Protection Corporation. ING Financial
Advisers, LLC’s principal office is located at One Orange Way, Windsor,
Connecticut 06095-4774.

The Contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the Contracts as “distributors.”

All registered representatives selling the Contracts must also be licensed as insurance agents for the Company.

The following is a list of broker/dealers that are affiliated with the Company:

  Bancnorth Investment Group, Inc.
  Directed Services LLC
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING America Equities, Inc.
  ING DIRECT Securities, Inc.
  ING Funds Distributor, LLC
  ING Investment Management Services LLC
  ING Private Wealth Management LLC
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.
  ShareBuilder Securities Corporation

ILIAC Marathon Plus (IICA)

41

·	ING Financial Markets LLC	·	Systematized Benefits Administrators, Inc.
·	ING Financial Partners, Inc.

Registered representatives of distributors who solicit sales of the Contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 6.5% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
6.5% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We have special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the
Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time.
Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of Contracts described above ING Financial Advisers, LLC may also pay, distributors additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

ILIAC Marathon Plus (IICA)

42

  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received.

1.	Symetra Investment Services, Inc.

2.	AIG Financial Advisors, Inc.

3.	Financial Network Investment Corporation

4.	Linsco/Private Ledger Corporation

5.	Lincoln Investment Planning, Inc.

6.	Walnut Street Securities, Inc.

7.	Valor Insurance Agency, Inc.

8.	NFP Securities, Inc.

9.	ING Financial Partners, Inc.

10.	National Planning Corporation

11.	Multi-Financial Securities Corporation

12.	Jefferson Pilot Securities Corporation

13.	Securities America, Inc.

14.	Cadaret, Grant & Co., Inc.

15.	Wachovia Securities, LLC

16.	First Heartland Capital, Inc.

17.	Northwestern Mutual Investment Services, LLC

18.	A.G. Edwards & Sons, Inc.

19.	Financial Telesis Inc./JHW Financial & Insurance Services

20.	Tower Square Securities, Inc.

21.	Mutual Service Corporation

22.	Morgan Keegan and Company, Inc.

23.	Ameritas Investment Corporation

24.	Lincoln Financial Advisors Corporation

25.	Waterstone Financial Group

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sales of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of

ILIAC Marathon Plus (IICA)

43

the subaccount’s assets; or

· During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a

ILIAC Marathon Plus (IICA)

44

24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to
$2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve Variable Annuity Account I as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

ILIAC Marathon Plus (IICA)

45

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account I
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview — Questions: Contacting the Company.”

ILIAC Marathon Plus (IICA)

46

APPENDIX IV

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account I available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2007, the “Value at beginning of period” shown is the value at first date of investment.

TABLE I FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$13.48	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437	$9.976
Value at end of period	$13.66	$13.48	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437
Number of accumulation units outstanding at end of period	12,925	9,616	14,120	24,894	26,484	11,931	11,652	8,297	12,298	12,288
FEDERATED FUND FOR US GOVT. SECURITIES II
Value at beginning of period	$15.92	$15.51	$15.41
Value at end of period	$16.69	$15.92	$15.51
Number of accumulation units outstanding at end of period	74,991	91,363	181,455
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.32	$27.52	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97	$14.802
Value at end of period	$35.15	$30.32	$27.52	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97
Number of accumulation units outstanding at end of period	572,159	725,198	884,670	987,722	1,061,457	1,144,943	1,299,125	1,565,470	1,826,356	1,853,911
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$24.78	$20.91	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482	$14.974
Value at end of period	$24.81	$24.78	$20.91	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482
Number of accumulation units outstanding at end of period	747,375	939,247	1,186,833	1,549,447	1,817,918	2,000,319	2,297,364	2,335,570	2,597,042	2,792,889
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$24.22	$21.22	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063	$16.646
Value at end of period	$25.18	$24.22	$21.22	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063
Number of accumulation units outstanding at end of period	365,035	492,861	730,266	993,587	1,196,859	1,193,376	1,469,435	1,723,480	1,838,819	1,953,506
FIDELITY® VIP INVESTMENT GRADE BOND
PORTFOLIO
Value at beginning of period	$16.64	$16.17	$16.05
Value at end of period	$17.12	$16.64	$16.17
Number of accumulation units outstanding at end of period	15,324	15,932	18,605
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.62	$10.17	$9.92
Value at end of period	$11.72	$10.62	$10.17
Number of accumulation units outstanding at end of period	72,800	83,905	106,764

IICA Mthn Plus

IV-1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.04	$9.90	$9.66
Value at end of period	$10.27	$10.04	$9.90
Number of accumulation units outstanding at end of period	662,915	872,703	114,102
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.73	$10.97	$10.69
Value at end of period	$20.16	$14.73	$10.97
Number of accumulation units outstanding at end of period	57,901	47,791	20,857
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.41	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64	$9.912
Value at end of period	$17.81	$16.41	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64
Number of accumulation units outstanding at end of period	80,810	81,055	87,472	145,478	127,225	141,521	105,209	76,956	87,650	79,756
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$10.64	$10.30
Value at end of period	$12.27	$12.59	$10.64
Number of accumulation units outstanding at end of period	98,828	133,015	145,473
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$11.68	$10.74	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494	$10.554
Value at end of period	$11.33	$11.68	$10.74	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494
Number of accumulation units outstanding at end of period	445,030	545,503	682,314	872,366	1,184,775	1,301,937	1,798,491	2,155,759	2,336,393	2,557,155
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.69	$9.97
Value at end of period	$12.70	$10.69
Number of accumulation units outstanding at end of period	81,552	78,239
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.53	$10.42	$10.13
Value at end of period	$11.86	$11.53	$10.42
Number of accumulation units outstanding at end of period	598,111	719,175	1,007,580
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.97	$12.00	$10.06
Value at end of period	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	1,154,427	1,421,076	1,845,044
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.55	$11.04	$10.24
Value at end of period	$12.93	$12.55	$11.04
Number of accumulation units outstanding at end of period	21,882	23,059	40,711

IICA Mthn Plus

IV-2

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.80	$10.10	$10.01
Value at end of period	$11.58	$10.80	$10.10
Number of accumulation units outstanding at end of period	426,901	472,345	630,746
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.29	$10.51	$10.44
Value at end of period	$11.45	$11.29	$10.51
Number of accumulation units outstanding at end of period	93,631	135,391	150,818
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.33	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686	$10.152
Value at end of period	$15.15	$14.33	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686
Number of accumulation units outstanding at end of period	97,021	104,331	119,686	178,324	206,430	333,609	329,528	535,004	473,282	358,518
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.57	$11.69	$10.04
Value at end of period	$14.06	$12.57	$11.69
Number of accumulation units outstanding at end of period	282,338	317,037	447,605
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$22.69	$20.31	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406	$13.834
Value at end of period	$24.59	$22.69	$20.31	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406
Number of accumulation units outstanding at end of period	395,796	489,126	651,997	859,736	992,016	1,092,108	1,299,610	1,516,955	1,472,258	1,616,748
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.04	$10.66	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656	$8.786
Value at end of period	$12.01	$12.04	$10.66	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656
Number of accumulation units outstanding at end of period	326,655	390,460	497,936	630,854	739,569	916,120	1,177,274	1,421,458	1,550,656	1,761,234
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.09	$10.88	$10.06
Value at end of period	$12.34	$12.09	$10.88
Number of accumulation units outstanding at end of period	471,290	598,404	759,682
ING VP BALANCED PORTFOLIO
Value at beginning of period	$21.21	$19.56	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405	$14.228
Value at end of period	$22.08	$21.21	$19.56	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405
Number of accumulation units outstanding at end of period	163,716	200,792	157,366	195,681	240,188	273,826	315,543	364,760	387,565	369,652
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824	$9.106
Value at end of period	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Number of accumulation units outstanding at end of period	101,881	76,584	91,603	162,127	410,635	115,373	74,229	34,998
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.81	$15.81	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461	$16.354
Value at end of period	$18.86	$17.81	$15.81	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461
Number of accumulation units outstanding at end of period	222,094	289,635	409,644	511,623	624,677	718,631	896,573	1,015,824	1,172,637	1,217,448

IICA Mthn Plus
			IV-3

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$15.42	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862	$13.158
Value at end of period	$17.92	$15.42	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862
Number of accumulation units outstanding at end of period	25,704	60,251	38,833	57,496	72,287	79,048	109,809	256	156,242	284,771
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.48	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704	$14.414
Value at end of period	$22.24	$21.48	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704
Number of accumulation units outstanding at end of period	91,167	151,075	193,784	219,239	279,207	305,209	345,653	445,665	536,795	654,767
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.37	$15.95	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943	$11.201
Value at end of period	$17.11	$16.37	$15.95	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943
Number of accumulation units outstanding at end of period	288,015	305,336	372,441	419,545	585,875	855,016	580,831	422,109	516,266	500,098
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.17	$12.74	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335	$10.90
Value at end of period	$13.65	$13.17	$12.74	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335
Number of accumulation units outstanding at end of period	633,870	635,323	640,751	677,901	1,135,320	2,039,666	2,045,640	1,690,766	2,775,866	2,041,170
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$27.43	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595	$13.638
Value at end of period	$28.63	$27.43	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595
Number of accumulation units outstanding at end of period	106,341	149,129	192,426	286,551	409,801	357,092	342,594	343,701	136,571	225,982
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$17.88	$16.73	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825	$13.112
Value at end of period	$18.65	$17.88	$16.73	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825
Number of accumulation units outstanding at end of period	83,593	61,416	70,291	81,018	97,343	98,588	114,194	79,712	94,121	95,815
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$19.97	$17.89	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409	$14.983
Value at end of period	$20.68	$19.97	$17.89	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409
Number of accumulation units outstanding at end of period	94,339	107,970	136,356	100,636	64,273	52,779	57,017	66,806	74,094	83,798
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$18.72	$17.07	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676	$14.054
Value at end of period	$19.46	$18.72	$17.07	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676
Number of accumulation units outstanding at end of period	113,872	107,680	97,208	84,249	63,658	34,383	33,977	39,050	42,322	40,712
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$21.46	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985	$13.246
Value at end of period	$21.80	$21.46	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985
Number of accumulation units outstanding at end of period	55,997	69,523	91,012	132,862	146,199	200,434	310,005	280,864	150,268	311,397

IICA Mthn Plus

IV-4

Condensed Financial Information (continued)

TABLE II

FOR CONTRACTS ISSUED WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.37	$12.45	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208	$10.596
Value at end of period	$13.57	$13.37	$12.45	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208
Number of accumulation units outstanding at end of period	2,600	5,115	4,427	9,781	11,187	7,060	8,516	10,043	12,257	11,121
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$20.28	$18.38	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537	$11.136
Value at end of period	$23.55	$20.28	$18.38	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537
Number of accumulation units outstanding at end of period	111,431	144,395	189,474	270,618	284,306	282,851	331,463	375,961	410,630	353,548
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$16.45	$13.86	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806	$10.957
Value at end of period	$16.49	$16.45	$13.86	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806
Number of accumulation units outstanding at end of period	167,211	214,849	308,442	440,175	477,417	482,335	502,916	484,590	576,813	476,634
FIDELITY® VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.27	$12.49	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259	$11.159
Value at end of period	$14.86	$14.27	$12.49	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259
Number of accumulation units outstanding at end of period	86,806	115,177	170,290	255,117	275,998	318,692	360,463	425,196	738,298	409,685
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.06	$10.11
Value at end of period	$10.31	$10.06
Number of accumulation units outstanding at end of period	106,468	131,528
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.76	$10.97	$10.76
Value at end of period	$20.23	$14.76	$10.97
Number of accumulation units outstanding at end of period	12,984	5,321	1,129
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.69	$13.00	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995	$11.145
Value at end of period	$17.06	$15.69	$13.00	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995
Number of accumulation units outstanding at end of period	12,412	15,818	30,651	38,432	32,476	34,668	35,605	34,335	34,698	30,516
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.62	$10.65	$10.31
Value at end of period	$12.32	$12.62	$10.65
Number of accumulation units outstanding at end of period	1,731	2,702	1,281

IICA Mthn Plus

IV-5

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.34	$9.49	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797	$11.104
Value at end of period	$10.04	$10.34	$9.49	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797
Number of accumulation units outstanding at end of period	39,989	53,971	85,413	96,144	123,870	146,220	178,926	204,067	258,892	205,549
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.70	$10.19
Value at end of period	$12.74	$10.70
Number of accumulation units outstanding at end of period	9,732	1,795
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.56	$10.43	$10.02
Value at end of period	$11.91	$11.56	$10.43
Number of accumulation units outstanding at end of period	136,400	165,817	237,360
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.00	$12.02	$10.06
Value at end of period	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	149,191	186,321	270,034
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.58	$11.05	$10.42
Value at end of period	$12.98	$12.58	$11.05
Number of accumulation units outstanding at end of period	8,763	12,420	13,386
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.83	$10.11	$10.01
Value at end of period	$11.63	$10.83	$10.11
Number of accumulation units outstanding at end of period	89,896	123,268	193,543
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.32	$10.52	$10.23
Value at end of period	$11.49	$11.32	$10.52
Number of accumulation units outstanding at end of period	2,036	6,071	15,707
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.73	$11.90	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005	$11.503
Value at end of period	$14.54	$13.73	$11.90	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005
Number of accumulation units outstanding at end of period	20,758	23,342	51,670	68,660	83,398	119,891	126,600	145,704	145,648	108,102
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.61	$11.70	$10.04
Value at end of period	$14.12	$12.61	$11.70
Number of accumulation units outstanding at end of period	31,600	35,649	67,621

IICA Mthn Plus

IV-6

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.97	$14.27	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103	$11.12
Value at end of period	$17.33	$15.97	$14.27	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103
Number of accumulation units outstanding at end of period	67,347	75,304	114,098	132,419	117,552	109,183	121,445	132,805	121,008	120,157
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.30	$11.76	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634	$11.178
Value at end of period	$13.29	$13.30	$11.76	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634
Number of accumulation units outstanding at end of period	43,209	36,959	50,188	69,767	88,444	110,061	137,737	145,226	154,290	131,761
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.12	$10.89	$10.06
Value at end of period	$12.39	$12.12	$10.89
Number of accumulation units outstanding at end of period	81,815	116,768	182,409
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.81	$13.63	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312	$10.708
Value at end of period	$15.43	$14.81	$13.63	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312
Number of accumulation units outstanding at end of period	61,732	90,278	53,785	79,752	100,168	100,062	97,168	106,603	122,860	112,689
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83	$8.85
Value at end of period	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Number of accumulation units outstanding at end of period	5,750	1,441	13,786	13,985	51,590	10,727	2,710	2,543
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.80	$9.58	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063	$11.063
Value at end of period	$11.46	$10.80	$9.58	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063
Number of accumulation units outstanding at end of period	74,617	92,441	262,047	320,334	347,069	407,326	384,290	419,418	474,578	794,335
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.34	$11.19	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977	$11.455
Value at end of period	$13.20	$11.34	$11.19	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977
Number of accumulation units outstanding at end of period	17,976	20,200	23,464	29,696	31,978	37,025	50,862	89,897	74,875	75,506
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.57	$12.88	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535	$11.157
Value at end of period	$15.11	$14.57	$12.88	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535
Number of accumulation units outstanding at end of period	41,812	61,797	86,451	106,738	113,492	139,607	182,887	190,980	208,800	215,324
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.71	$14.32	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606	$10.118
Value at end of period	$15.40	$14.71	$14.32	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606
Number of accumulation units outstanding at end of period	95,428	104,114	118,765	132,044	156,673	208,945	203,572	146,073	284,700	211,071
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.20	$11.78	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371	$10.097
Value at end of period	$12.67	$12.20	$11.78	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371
Number of accumulation units outstanding at end of period	193,745	183,382	183,467	266,154	309,034	604,639	896,013	726,382	370,653	319,753

IICA Mthn Plus
			IV-7

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$19.86	$17.22	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724	$11.126
Value at end of period	$20.76	$19.86	$17.22	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724
Number of accumulation units outstanding at end of period	40,023	56,421	78,633	101,386	109,954	78,472	104,124	109,027	80,258	71,465
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.59	$12.70	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38	$10.404
Value at end of period	$14.20	$13.59	$12.70	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38
Number of accumulation units outstanding at end of period	856	1,237	7,956	21,114	11,808	16,425	29,205	23,848	29,162	29,301
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.20	$11.81	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059	$10.694
Value at end of period	$13.69	$13.20	$11.81	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059
Number of accumulation units outstanding at end of period	10,704	11,124	9,031	6,479	9,774	5,274	6,934	16,321	16,116	17,615
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.26	$12.07	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27	$10.504
Value at end of period	$13.81	$13.26	$12.07	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27
Number of accumulation units outstanding at end of period	7,831	8,957	10,535	9,987	6,168	12,126	17,957	16,607	9,394	18,307
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.82	$13.81	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644	$11.097
Value at end of period	$16.10	$15.82	$13.81	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644
Number of accumulation units outstanding at end of period	17,009	21,879	37,696	54,950	53,100	58,978	76,652	71,351	77,073	110,097
IICA Mthn Plus

IV-8

APPENDIX I

ILIAC Guaranteed Account

The ILIAC Guaranteed Account (the “Guaranteed Account”) (formerly the IICA Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This Appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed
Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

  The interest rate(s) we will apply to amounts invested in the Guaranteed Account.
  We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your accountdollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annualeffective rate of 3%.
  The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the
Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate.
The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

  Market Value Adjustment — as described in this appendix and in the Guaranteed Account prospectus;
  Tax penalties and/or tax withholding—see “Taxation;”
  Early withdrawal charge—see “Fees;” or
  Maintenance fee—see “Fees.”

ILIAC Marathon Plus (IICA)

I-1

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (“MVA”). If your account value is withdrawn or transferred from the Guaranteed
Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Amounts distributed under a systematic distribution option (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the
Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the
Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term, (b) transferred to other available investment options, or (c)
withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age
59½, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the
Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

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Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the
Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed
Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated
in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase.
However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange
Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the
Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.

ILIAC Marathon Plus (IICA)

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APPENDIX II

Fixed Account

General Disclosure.

  The Fixed Account is an investment option available during the accumulation phase under the contract.
  Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
  Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
  Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
  Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
  Additional information about this option may be found in the contract.

Interest Rates.

  The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.
  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Marathon Plus (IICA)

II-1

APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (“funds”) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING VP Global Science and Technology Portfolio	ING BlackRock Global Science and Technology Portfolio
ING VP Growth Portfolio	ING Opportunistic Large Cap Growth Portfolio
ING VP Value Opportunity Portfolio	ING Opportunistic Large Cap Value Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Large Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING Evergreen Omega Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ILIAC Marathon Plus (IICA)

III-1

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING FMRSM Diversified Mid Cap Portfolio* (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class I)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Value Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio (Class I)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial Services	opportunity for growth of capital and income.
Company

ING Oppenheimer Main Street Portfolio (Class I)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Van Kampen Capital Growth Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ILIAC Marathon Plus (IICA)

III-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Index Plus International Equity Portfolio (Class I)	Seeks to outperform the total return performance of the
Morgan Stanley Capital International Europe Australasia and
Far East® Index (“MSCI EAFE® Index”), while maintaining a
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management	market level of risk.
Advisors, B.V.

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Initial Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: ClearBridge Advisors, LLC

ING Neuberger Berman Partners Portfolio (Initial Class)	Seeks capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Neuberger Berman Management
Inc.

ING Oppenheimer Global Portfolio (Initial Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Oppenheimer Strategic Income Portfolio	Seeks a high level of current income principally derived from
(Initial Class)	interest on debt securities.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Templeton Foreign Equity Portfolio (Initial Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING Thornburg Value Portfolio (Initial Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Thornburg Investment
Management

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
(Initial Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ILIAC Marathon Plus (IICA)

III-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING T. Rowe Price Growth Equity Portfolio (Initial Class)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital
(Initial Class)	appreciation and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Strategic Allocation Portfolios, Inc.

ING VP Strategic Allocation Conservative Portfolio	Seeks to provide total return consistent with preservation of
(Class I)	capital.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Strategic Allocation Growth Portfolio (Class I)	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Strategic Allocation Moderate Portfolio (Class I)	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Variable Funds

ING VP Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

ILIAC Marathon Plus (IICA)

III-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Global Science and Technology Portfolio	Seeks long-term capital appreciation.
(Class I) (formerly, ING VP Global Science and
Technology Portfolio)

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING Opportunistic Large Cap Growth Portfolio (Class I)	Seeks growth of capital through investment in a diversified
(formerly, ING VP Growth Portfolio)	portfolio consisting primarily of common stocks and
securities convertible into common stocks believed to offer
Investment Adviser: ING Investments, LLC	growth potential.
Investment Subadviser: ING Investment Management
Co.

ING Opportunistic Large Cap Value Portfolio (Class I)	Seeks growth of capital primarily through investment in a
(formerly, ING VP Value Opportunity Portfolio)	diversified portfolio of common stocks.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Index Plus LargeCap Portfolio (Class I)	Seeks to outperform the total return performance of the
Standard & Poor’s 500 Composite Stock Price Index (S&P
Investment Adviser: ING Investments, LLC	500 Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING VP Small Company Portfolio (Class I)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks and securities of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP High Yield Bond (Class I)	Seeks to provide investors with a high level of current income and total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Balanced Portfolios, Inc.

ING VP Balanced Portfolio (Class I)	Seeks to maximize investment return, consistent with
reasonable safety of principal, by investing in a diversified
Investment Adviser: ING Investments, LLC	portfolio of one or more of the following asset classes:
stocks, bonds and cash equivalents, based on the judgment of
Investment Subadviser: ING Investment Management	the portfolio’s management, of which of those sectors or mix
Co.	thereof offers the best investment prospects.

ILIAC Marathon Plus (IICA)

III-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent with reasonable
risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

ING VP Money Market Portfolio

ING VP Money Market Portfolio (Class I)	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment in
Investment Adviser: ING Investments, LLC	high-quality money market instruments. There is no
guarantee that the ING VP Money Market Subaccount
Investment Subadviser: ING Investment Management	will have a positive or level return.
Co.

Calvert Variable Series, Inc.

Calvert Social Balanced Portfolio	A don-diversified portfolio that seeks to achieve a
competitive total return through an actively managed
Investment Adviser: Calvert Asset Management	portfolio of stocks, bonds and money market instruments
Company, Inc.	which offer income and capital growth opportunity and which
Investment Subadviser: New Amsterdam Partners LLC	satisfy the investment and social criteria.
and SSgA Funds Management, Inc.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity VIP Equity-Income Portfolio (Class I)	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research	the composite yield on the securities comprising the Standard
& Poor’s 500® Index (S&P 500®).
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity VIP Index 500 Portfolio (Class I)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as
represented by the S&P 500®
Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: Geode Capital Management,
LLC (GeodeSM); FMR Co., Inc.

ILIAC Marathon Plus (IICA)

III-6

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-
Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

ILIAC Marathon Plus (IICA)

III-7

PART B

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY ING MARATHON PLUS (IICA) Statement of Additional Information Dated April 28, 2008

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the “Separate Account”) dated April
28, 2008.

A free prospectus is available upon request from the local ING Life Insurance and Annuity
Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration, TS21

One Orange Way Windsor, Connecticut 06095-4774 (860) 580-4646

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2007, the Company had $62 billion invested through its products, including $49 billion in its separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $19 billion). Based on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of
July 17, 2007. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way,
Windsor, Connecticut 06095-4774.

In addition to serving as the principal underwriter and the depositor for the separate account, the
Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus).

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

2

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of
1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The investment portfolios available under your Contract are:

ING Investors Trust
ING BlackRock Large Cap Growth Portfolio (Class I)
ING Evergreen Omega Portfolio (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class I)
ING JPMorgan Emerging Markets Equity Portfolio (Class I)
ING JPMorgan Value Opportunities Portfolio (Class S)
ING Marsico International Opportunities Portfolio (Class S)
ING MFS Total Return Portfolio (Class I)
ING Oppenheimer Main Street Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)
ING Van Kampen Capital Growth Portfolio (Class I)
ING VP Index Plus International Equity Portfolio (Class I)

ING Partners, Inc.
ING Legg Mason Partners Aggressive Growth Portfolio
(Initial Class)
ING Neuberger Berman Partners Portfolio (Initial Class)
ING Oppenheimer Global Portfolio (Initial Class)
ING Oppenheimer Strategic Income Portfolio (Initial Class)
ING Templeton Foreign Equity Portfolio (Initial Class)
ING Thornburg Value Portfolio (Initial Class)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
(Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)
ING Van Kampen Equity and Income Portfolio (Initial Class)

ING Strategic Allocation Portfolios, Inc.
ING VP Strategic Allocation Conservative Portfolio (Class I)
ING VP Strategic Allocation Growth Portfolio (Class I)
ING VP Strategic Allocation Moderate Portfolio (Class I)

ING Variable Funds
ING VP Growth and Income Portfolio (Class I)

ING Variable Portfolios, Inc.
ING BlackRock Global Science and Technology Portfolio
(Class I)
ING Opportunistic Large Cap Growth Portfolio (Class I)
ING Opportunistic Large Cap Value Portfolio (Class I)
ING VP Index Plus LargeCap Portfolio (Class I)
ING VP Small Company Portfolio (Class I)

ING Variable Products Trust
ING VP High Yield Bond (Class I)

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Intermediate Bond Portfolio (Class I)

ING VP Money Market Portfolio (Class I)

Calvert Variable Series, Inc.
Calvert Social Balanced Portfolio

Fidelity Variable Insurance Products
Fidelity VIP Contrafund Portfolio (Class I)
Fidelity VIP Equity-Income Portfolio (Class I)
Fidelity VIP Index 500 Portfolio (Class I)

3

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of
Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous.
A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2007, 2006 and 2005 amounted to $215,695.68, $26,090.63 and $22,235.01, respectively.
These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by
Variable Annuity Account I of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s)
fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum).
Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

4

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the
Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of
$273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s
Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance
Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.

5

From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 an Independent
Registered Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity Company and Variable Annuity Account I.

6

FINANCIAL STATEMENTS Variable Annuity Account I of ING Life Insurance and Annuity Company Year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT I OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Financial Statements

Year ended December 31, 2007

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account I of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Capital Appreciation Fund - Series I Shares	ING VP Index Plus International Equity Portfolio - Institutional
AIM V.I. Core Equity Fund - Series I Shares	Class
Calvert Variable Series, Inc.:	ING VP Index Plus International Equity Portfolio - Service Class
Calvert Social Balanced Portfolio	ING Partners, Inc.:
EuroPacific Growth Fund®:	ING American Century Select Portfolio - Initial Class
EuroPacific Growth Fund® - Class R-4	ING Baron Small Cap Growth Portfolio - Service Class
Federated Insurance Series:	ING JPMorgan International Portfolio - Initial Class
Federated American Leaders Fund II	ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Federated Capital Income Fund II	Class
Federated Equity Income Fund II	ING Lord Abbett U.S. Government Securities Portfolio - Initial
Federated Fund for U.S. Government Securities II	Class
Federated High Income Bond Fund II	ING Neuberger Berman Partners Portfolio - Initial Class
Federated International Equity Fund II	ING Oppenheimer Global Portfolio - Initial Class
Federated Mid Cap Growth Strategies Fund II	ING Oppenheimer Strategic Income Portfolio - Initial Class
Federated Prime Money Fund II	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Fidelity® Variable Insurance Products:	Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Thornburg Value Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Fidelity® Variable Insurance Products II:	ING Van Kampen Equity and Income Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Strategic Allocation Portfolios, Inc.:
Fidelity® VIP Index 500 Portfolio - Initial Class	ING VP Strategic Allocation Conservative Portfolio - Class I
Fidelity® Variable Insurance Products V:	ING VP Strategic Allocation Growth Portfolio - Class I
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING VP Strategic Allocation Moderate Portfolio - Class I
The Growth Fund of America®, Inc.:	ING Variable Funds:
The Growth Fund of America® - Class R-4	ING VP Growth and Income Portfolio - Class I
ING Investors Trust:	ING Variable Portfolios, Inc.:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING VP Global Science and Technology Portfolio - Class I
ING Evergreen Omega Portfolio - Institutional Class	ING VP Growth Portfolio - Class I
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING VP Index Plus LargeCap Portfolio - Class I
ING FMRSM Large Cap Growth Portfolio - Institutional Class	ING VP Index Plus MidCap Portfolio - Class I
ING Global Resources Portfolio - Service Class	ING VP Index Plus SmallCap Portfolio - Class I
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING VP International Equity Portfolio - Class I
Class	ING VP Small Company Portfolio - Class I
ING JPMorgan Value Opportunities Portfolio - Service Class	ING VP Value Opportunity Portfolio - Class I
ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Variable Products Trust:
ING Marsico International Opportunities Portfolio - Service	ING VP High Yield Bond Portfolio - Class I
Class	ING VP International Value Portfolio - Class I
ING MFS Total Return Portfolio - Institutional Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Oppenheimer Main Street Portfolio® - Institutional Class	ING VP Balanced Portfolio, Inc.:
ING PIMCO High Yield Portfolio - Service Class	ING VP Balanced Portfolio - Class I
ING Pioneer Fund Portfolio - Institutional Class	ING VP Intermediate Bond Portfolio:
ING Stock Index Portfolio - Institutional Class	ING VP Intermediate Bond Portfolio - Class I

ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
ING VP Natural Resources Trust
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio -
Class VC
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA

PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account I of ING Life
Insurance and Annuity Company at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 21, 2008

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

Federated
	AIM V.I. Core	Calvert Social	EuroPacific	American	Federated
	Equity Fund -	Balanced	Growth Fund®	Leaders Fund	Capital Income
	Series I Shares	Portfolio	- Class R-4	II	Fund II

Assets
Investments in mutual funds
at fair value	$ 7,056	$ 212	$ 9,071	$ 30,605	$ 3,636
Total assets	7,056	212	9,071	30,605	3,636
Net assets	$ 7,056	$ 212	$ 9,071	$ 30,605	$ 3,636

Net assets
Accumulation units	$ 7,056	$ 212	$ 9,071	$ 30,540	$ 3,606
Contracts in payout (annuitization)
period	-	-	-	65	30
Total net assets	$ 7,056	$ 212	$ 9,071	$ 30,605	$ 3,636

Total number of mutual fund shares	242,384	110,628	180,841	1,786,649	377,969

Cost of mutual fund shares	$ 6,084	$ 218	$ 8,824	$ 33,550	$ 3,146

The accompanying notes are an integral part of these financial statements.

3

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

		Federated			Federated Mid
	Federated	Fund for U.S.	Federated High	Federated	Cap Growth
	Equity Income	Government	Income Bond	International	Strategies
	Fund II	Securities II	Fund II	Equity Fund II	Fund II

Assets
Investments in mutual funds
at fair value	$ 7,375	$ 1,252	$ 4,660	$ 6,060	$ 10,082
Total assets	7,375	1,252	4,660	6,060	10,082
Net assets	$ 7,375	$ 1,252	$ 4,660	$ 6,060	$ 10,082

Net assets
Accumulation units	$ 7,312	$ 1,252	$ 4,647	$ 6,019	$ 10,082
Contracts in payout (annuitization)
period	63	-	13	41	-

Total net assets	$ 7,375	$ 1,252	$ 4,660	$ 6,060	$ 10,082

Total number of mutual fund shares	454,990	108,551	622,184	323,916	333,181

Cost of mutual fund shares	$ 5,379	$ 1,231	$ 4,591	$ 4,230	$ 7,064

The accompanying notes are an integral part of these financial statements.

4

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Contrafund®
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 907	$ 21,348	$ -	$ 3	$ 26,669
Total assets	907	21,348	-	3	26,669
Net assets	$ 907	$ 21,348	$ -	$ 3	$ 26,669

Net assets
Accumulation units	$ 907	$ 21,348	$ -	$ -	$ 26,669
Contracts in payout (annuitization)
period	-	-	-	3	-
Total net assets	$ 907	$ 21,348	$ -	$ 3	$ 26,669

Total number of mutual fund shares	907,062	892,860	-	530	955,893

Cost of mutual fund shares	$ 907	$ 20,576	$ -	$ 3	$ 26,284

The accompanying notes are an integral part of these financial statements.

5

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

				ING BlackRock	ING	ING FMRSM
		Fidelity® VIP		Large Cap	Evergreen	Diversified
	Fidelity® VIP	Investment	The Growth	Growth	Omega	Mid Cap
	Index 500	Grade Bond	Fund of	Portfolio -	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	America® -	Institutional	Institutional	Institutional
	Initial Class	Initial Class	Class R-4	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 10,482	$ 262	$ 26,386	$ 3,118	$ 853	$ 2,772
Total assets	10,482	262	26,386	3,118	853	2,772
Net assets	$ 10,482	$ 262	$ 26,386	$ 3,118	$ 853	$ 2,772

Net assets
Accumulation units	$ 10,482	$ 262	$ 26,386	$ 3,071	$ 853	$ 2,772
Contracts in payout (annuitization)
period	-	-	-	47	-	-
Total net assets	$ 10,482	$ 262	$ 26,386	$ 3,118	$ 853	$ 2,772

Total number of mutual fund shares	63,904	20,559	781,571	251,878	66,243	180,840

Cost of mutual fund shares	$ 8,693	$ 261	$ 25,739	$ 3,169	$ 729	$ 2,569

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

ING
JPMorgan
	ING FMRSM		Emerging	ING
	Large Cap		Markets	JPMorgan	ING Marsico
	Growth	ING Global	Equity	Value	International
	Portfolio -	Resources	Portfolio -	Opportunities	Opportunities
	Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,906	$ 307	$ 1,430	$ 1,234	$ 1,160
Total assets	7,906	307	1,430	1,234	1,160
Net assets	$ 7,906	$ 307	$ 1,430	$ 1,234	$ 1,160

Net assets
Accumulation units	$ 7,906	$ 307	$ 1,430	$ 1,234	$ 1,160
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 7,906	$ 307	$ 1,430	$ 1,234	$ 1,160

Total number of mutual fund shares	700,870	11,711	53,277	105,017	68,017

Cost of mutual fund shares	$ 7,613	$ 245	$ 1,079	$ 1,163	$ 1,008

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

ING
	ING MFS	Oppenheimer
	Total Return	Main Street	ING PIMCO	ING Pioneer	ING Stock
	Portfolio -	Portfolio® -	High Yield	Fund Portfolio	Index Portfolio
	Institutional	Institutional	Portfolio -	- Institutional	- Institutional
	Class	Class	Service Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 8,718	$ 397	$ 1,095	$ 5	$ 20,670
Total assets	8,718	397	1,095	5	20,670
Net assets	$ 8,718	$ 397	$ 1,095	$ 5	$ 20,670

Net assets
Accumulation units	$ 8,718	$ 397	$ 1,095	$ -	$ 20,670
Contracts in payout (annuitization)
period	-	-	-	5	-
Total net assets	$ 8,718	$ 397	$ 1,095	$ 5	$ 20,670

Total number of mutual fund shares	477,443	19,369	110,765	376	1,597,404

Cost of mutual fund shares	$ 8,633	$ 349	$ 1,131	$ 4	$ 19,815

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

	ING VP Index			ING Legg
	Plus			Mason	ING Lord
	International	ING Baron	ING	Partners	Abbett U.S.
	Equity	Small Cap	JPMorgan	Aggressive	Government
	Portfolio -	Growth	International	Growth	Securities
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 4,689	$ 1,178	$ 1,696	$ 5,462	$ 612
Total assets	4,689	1,178	1,696	5,462	612
Net assets	$ 4,689	$ 1,178	$ 1,696	$ 5,462	$ 612

Net assets
Accumulation units	$ 4,317	$ 1,178	$ 1,654	$ 5,458	$ 612
Contracts in payout (annuitization)
period	372	-	42	4	-
Total net assets	$ 4,689	$ 1,178	$ 1,696	$ 5,462	$ 612

Total number of mutual fund shares	330,906	60,576	96,807	113,063	60,373

Cost of mutual fund shares	$ 4,756	$ 1,166	$ 1,413	$ 3,684	$ 613

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

			ING	ING T. Rowe
	ING Neuberger	ING	Oppenheimer	Price	ING T. Rowe
	Berman	Oppenheimer	Strategic	Diversified Mid Price Growth
	Partners	Global	Income	Cap Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 3,925	$ 40,002	$ 11,696	$ 4,416	$ 11,371
Total assets	3,925	40,002	11,696	4,416	11,371
Net assets	$ 3,925	$ 40,002	$ 11,696	$ 4,416	$ 11,371

Net assets
Accumulation units	$ 3,925	$ 39,928	$ 11,688	$ 4,416	$ 11,250
Contracts in payout (annuitization)
period	-	74	8	-	121
Total net assets	$ 3,925	$ 40,002	$ 11,696	$ 4,416	$ 11,371

Total number of mutual fund shares	347,316	2,371,207	1,044,276	463,851	183,729

Cost of mutual fund shares	$ 3,611	$ 31,357	$ 10,859	$ 3,917	$ 8,288

The accompanying notes are an integral part of these financial statements.

10

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

			ING Van	ING VP	ING VP
		ING UBS U.S.	Kampen	Strategic	Strategic
	ING	Large Cap	Equity and	Allocation	Allocation
	Thornburg	Equity	Income	Conservative	Growth
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Initial Class	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 1,796	$ 4,497	$ 6,830	$ 1,574	$ 2,097
Total assets	1,796	4,497	6,830	1,574	2,097
Net assets	$ 1,796	$ 4,497	$ 6,830	$ 1,574	$ 2,097

Net assets
Accumulation units	$ 1,772	$ 4,497	$ 6,830	$ 1,571	$ 2,097
Contracts in payout (annuitization)
period	24	-	-	3	-
Total net assets	$ 1,796	$ 4,497	$ 6,830	$ 1,574	$ 2,097

Total number of mutual fund shares	52,813	423,881	180,875	116,543	126,583

Cost of mutual fund shares	$ 1,432	$ 3,634	$ 6,311	$ 1,554	$ 1,970

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

ING VP
	Strategic	ING VP	ING VP Global
	Allocation	Growth and	Science and	ING VP	ING VP Index
	Moderate	Income	Technology	Growth	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 2,355	$ 5,158	$ 3,259	$ 3,511	$ 2,790
Total assets	2,355	5,158	3,259	3,511	2,790
Net assets	$ 2,355	$ 5,158	$ 3,259	$ 3,511	$ 2,790

Net assets
Accumulation units	$ 2,324	$ 5,089	$ 3,259	$ 3,434	$ 2,659
Contracts in payout (annuitization)
period	31	69	-	77	131
Total net assets	$ 2,355	$ 5,158	$ 3,259	$ 3,511	$ 2,790

Total number of mutual fund shares	155,329	208,319	598,002	280,218	153,898

Cost of mutual fund shares	$ 2,246	$ 3,566	$ 2,536	$ 2,853	$ 2,535

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Small	ING VP Value	ING VP High
	Plus MidCap	Plus SmallCap	Company	Opportunity	Yield Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 13,245	$ 9	$ 19,997	$ 1,553	$ 3,602
Total assets	13,245	9	19,997	1,553	3,602
Net assets	$ 13,245	$ 9	$ 19,997	$ 1,553	$ 3,602

Net assets
Accumulation units	$ 13,245	$ 9	$ 19,899	$ 1,553	$ 3,602
Contracts in payout (annuitization)
period	-	-	98	-	-
Total net assets	$ 13,245	$ 9	$ 19,997	$ 1,553	$ 3,602

Total number of mutual fund shares	722,593	566	1,022,318	96,745	1,228,731

Cost of mutual fund shares	$ 13,295	$ 9	$ 20,350	$ 1,288	$ 3,686

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP
	ING VP	SmallCap	ING VP	ING VP	ING VP Money
	International	Opportunities	Balanced	Intermediate	Market
	Value Portfolio	Portfolio -	Portfolio -	Bond Portfolio	Portfolio -
	- Class I	Class I	Class I	- Class I	Class I

Assets
Investments in mutual funds
at fair value	$ -	$ 7	$ 21,927	$ 8,518	$ 15,804
Total assets	-	7	21,927	8,518	15,804
Net assets	$ -	$ 7	$ 21,927	$ 8,518	$ 15,804

Net assets
Accumulation units	$ -	$ 7	$ 21,883	$ 8,518	$ 15,785
Contracts in payout (annuitization)
period	-	-	44	-	19
Total net assets	$ -	$ 7	$ 21,927	$ 8,518	$ 15,804

Total number of mutual fund shares	6	337	1,517,415	643,827	1,169,903

Cost of mutual fund shares	$ -	$ 7	$ 20,323	$ 8,516	$ 15,443

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Lord Abbett
	Series Fund -			PIMCO Real
	Growth and		Oppenheimer	Return	Pioneer Equity
	Income	Oppenheimer	Main Street	Portfolio -	Income VCT
	Portfolio -	Main Street	Small Cap	Administrative	Portfolio -
	Class VC	Fund®/VA	Fund®/VA	Class	Class I

Assets
Investments in mutual funds
at fair value	$ 9,464	$ 57	$ 2	$ -	$ 15

Total assets	9,464	57	2	-	15

Net assets	$ 9,464	$ 57	$ 2	$ -	$ 15

Net assets
Accumulation units	$ 9,464	$ -	$ 2	$ -	$ 15
Contracts in payout (annuitization)
period	-	57	-	-	-

Total net assets	$ 9,464	$ 57	$ 2	$ -	$ 15

Total number of mutual fund shares	339,098	2,222	86	33	633

Cost of mutual fund shares	$ 9,684	$ 50	$ 2	$ -	$ 17

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2007 (Dollars in thousands)

Pioneer Mid
Cap Value VCT
Portfolio - Class
I

Assets
Investments in mutual funds
at fair value	$ -

Total assets	-

Net assets	$ -

Net assets
Accumulation units	$ -
Contracts in payout (annuitization)
period	-

Total net assets	$ -

Total number of mutual fund shares	15

Cost of mutual fund shares	$ -

The accompanying notes are an integral part of these financial statements.

16

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	AIM V.I.
	Capital
	Appreciation	AIM V.I. Core	Calvert Social	EuroPacific	Federated
	Fund - Series I	Equity Fund -	Balanced	Growth Fund®	American
	Shares	Series I Shares	Portfolio	- Class R-4	Leaders Fund II

Net investment income (loss)
Income:
Dividends	$ -	$ 80	$ 5	$ 146	$ 581

Total investment income	-	80	5	146	581
Expenses:
Mortality and expense risk and
other charges	-	68	3	62	539

Total expenses	-	68	3	62	539

Net investment income (loss)	-	12	2	84	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	366	6	85	(380)
Capital gains distributions	-	-	12	535	4,329

Total realized gain (loss) on investments
and capital gains distributions	1	366	18	620	3,949
Net unrealized appreciation
(depreciation) of investments	-	49	(17)	243	(7,907)

Net realized and unrealized gain (loss)
on investments	1	415	1	863	(3,958)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 427	$ 3	$ 947	$ (3,916)

The accompanying notes are an integral part of these financial statements.

17

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the year ended December 31, 2007 (Dollars in thousands)

			Federated Fund
	Federated	Federated	for U.S.	Federated High	Federated
	Capital Income Equity Income		Government	Income Bond	International
	Fund II	Fund II	Securities II	Fund II	Equity Fund II

Net investment income (loss)
Income:
Dividends	$ 201	$ 250	$ 62	$ 462	$ 12
Total investment income	201	250	62	462	12
Expenses:
Mortality and expense risk and
other charges	55	119	18	78	92
Total expenses	55	119	18	78	92
Net investment income (loss)	146	131	44	384	(80)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	534	(21)	134	(38)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(7)	534	(21)	134	(38)
Net unrealized appreciation
(depreciation) of investments	(38)	(573)	35	(395)	644
Net realized and unrealized gain (loss)
on investments	(45)	(39)	14	(261)	606
Net increase (decrease) in net assets
resulting from operations	$ 101	$ 92	$ 58	$ 123	$ 526

The accompanying notes are an integral part of these financial statements.

18

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the year ended December 31, 2007 (Dollars in thousands)

	Federated Mid		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Cap Growth	Federated	Equity-Income	Growth	High Income
	Strategies Fund	Prime Money	Portfolio -	Portfolio -	Portfolio -
	II	Fund II	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 47	$ 407	$ -	$ -

Total investment income	-	47	407	-	-
Expenses:
Mortality and expense risk and
other charges	156	13	350	1	-

Total expenses	156	13	350	1	-

Net investment income (loss)	(156)	34	57	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(536)	-	2,317	22	-
Capital gains distributions	-	-	1,795	-	-

Total realized gain (loss) on investments
and capital gains distributions	(536)	-	4,112	22	-
Net unrealized appreciation
(depreciation) of investments	2,400	-	(3,913)	-	-

Net realized and unrealized gain (loss)
on investments	1,864	-	199	22	-

Net increase (decrease) in net assets
resulting from operations	$ 1,708	$ 34	$ 256	$ 21	$ -

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the year ended December 31, 2007 (Dollars in thousands)

					ING BlackRock
			Fidelity® VIP		Large Cap
	Fidelity® VIP	Fidelity® VIP	Investment	The Growth	Growth
	Contrafund®	Index 500	Grade Bond	Fund of	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	America® -	Institutional
	Initial Class	Initial Class	Initial Class	Class R-4	Class

Net investment income (loss)
Income:
Dividends	$ 240	$ 434	$ 11	$ 253	$ -

Total investment income	240	434	11	253	-
Expenses:
Mortality and expense risk and
other charges	357	172	4	238	32
Total expenses	357	172	4	238	32
Net investment income (loss)	(117)	262	7	15	(32)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,196	1,525	-	116	-
Capital gains distributions	6,415	-	-	1,481	-

Total realized gain (loss) on investments
and capital gains distributions	9,611	1,525	-	1,597	-
Net unrealized appreciation
(depreciation) of investments	(5,628)	(1,232)	-	479	(51)

Net realized and unrealized gain (loss)
on investments	3,983	293	-	2,076	(51)

Net increase (decrease) in net assets
resulting from operations	$ 3,866	$ 555	$ 7	$ 2,091	$ (83)

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the year ended December 31, 2007 (Dollars in thousands)

			ING FMRSM		ING JPMorgan
	ING Evergreen	ING FMRSM	Large Cap		Emerging
	Omega	Diversified Mid	Growth	ING Global	Markets Equity
	Portfolio -	Cap Portfolio -	Portfolio -	Resources	Portfolio -
	Institutional	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 3	$ 8	$ 20	$ -	$ 12

Total investment income	3	8	20	-	12
Expenses:
Mortality and expense risk and
other charges	13	40	127	4	14
Total expenses	13	40	127	4	14
Net investment income (loss)	(10)	(32)	(107)	(4)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	(1)	94	8	88
Capital gains distributions	8	12	-	27	2

Total realized gain (loss) on investments
and capital gains distributions	44	11	94	35	90
Net unrealized appreciation
(depreciation) of investments	51	382	262	62	233
Net realized and unrealized gain (loss)
on investments	95	393	356	97	323
Net increase (decrease) in net assets
resulting from operations	$ 85	$ 361	$ 249	$ 93	$ 321

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING Lord				ING
	ING JPMorgan	Abbett		ING Marsico	ING MFS Total	Oppenheimer
	Value	Affiliated		International	Return	Main Street
	Opportunities	Portfolio -		Opportunities	Portfolio -	Portfolio® -
	Portfolio -	Institutional		Portfolio -	Institutional	Institutional
	Service Class	Class		Service Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 17	$ -		$ 10	$ 291	$ 5

Total investment income	17		-	10	291	5
Expenses:
Mortality and expense risk and
other charges	21		-	13	132	6

Total expenses	21		-	13	132	6

Net investment income (loss)	(4)		-	(3)	159	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	105		-	36	113	18
Capital gains distributions	79		-	61	498	-

Total realized gain (loss) on investments
and capital gains distributions	184		-	97	611	18
Net unrealized appreciation
(depreciation) of investments	(195)		-	65	(468)	(3)

Net realized and unrealized gain (loss)
on investments	(11)		-	162	143	15

Net increase (decrease) in net assets
resulting from operations	$ (15)	$ -		$ 159	$ 302	$ 14

The accompanying notes are an integral part of these financial statements.

22

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the year ended December 31, 2007 (Dollars in thousands)

				ING VP Index
				Plus	ING VP Index
	ING PIMCO	ING Pioneer	ING Stock	International	Plus
	High Yield	Fund Portfolio	Index Portfolio	Equity Portfolio	International
	Portfolio -	- Institutional	- Institutional	- Institutional	Equity Portfolio
	Service Class	Class	Class	Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 91	$ -	$ 320	$ -	$ -

Total investment income	91	-	320	-	-
Expenses:
Mortality and expense risk and
other charges	19	-	198	11	36

Total expenses	19	-	198	11	36

Net investment income (loss)	72	-	122	(11)	(36)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	-	171	(4)	465
Capital gains distributions	7	-	561	-	8

Total realized gain (loss) on investments
and capital gains distributions	(2)	-	732	(4)	473
Net unrealized appreciation
(depreciation) of investments	(49)	-	(96)	(67)	(175)

Net realized and unrealized gain (loss)
on investments	(51)	-	636	(71)	298

Net increase (decrease) in net assets
resulting from operations	$ 21	$ -	$ 758	$ (82)	$ 262

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

				ING Legg	ING Lord
		ING Baron		Mason Partners	Abbett U.S.
	ING American	Small Cap	ING JPMorgan	Aggressive	Government
	Century Select	Growth	International	Growth	Securities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 24	$ -	$ 38	$ -	$ 30

Total investment income	24	-	38	-	30
Expenses:
Mortality and expense risk and
other charges	16	8	24	86	8
Total expenses	16	8	24	86	8
Net investment income (loss)	8	(8)	14	(86)	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	457	11	150	720	11
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	457	11	150	720	11
Net unrealized appreciation
(depreciation) of investments	(189)	3	(27)	(788)	(1)
Net realized and unrealized gain (loss)
on investments	268	14	123	(68)	10
Net increase (decrease) in net assets
resulting from operations	$ 276	$ 6	$ 137	$ (154)	$ 32

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

			ING	ING T. Rowe
	ING Neuberger		Oppenheimer	Price
	Berman	ING	Strategic	Diversified Mid	ING T. Rowe
	Partners	Oppenheimer	Income	Cap Growth	Price Growth
	Portfolio -	Global Portfolio	Portfolio -	Portfolio -	Equity Portfolio
	Initial Class	- Initial Class	Initial Class	Initial Class	- Initial Class

Net investment income (loss)
Income:
Dividends	$ 12	$ 446	$ 503	$ 9	$ 58
Total investment income	12	446	503	9	58
Expenses:
Mortality and expense risk and
other charges	62	503	133	64	167
Total expenses	62	503	133	64	167
Net investment income (loss)	(50)	(57)	370	(55)	(109)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	191	2,335	266	325	770
Capital gains distributions	199	1,670	-	393	548

Total realized gain (loss) on investments
and capital gains distributions	390	4,005	266	718	1,318
Net unrealized appreciation
(depreciation) of investments	(4)	(1,716)	160	(152)	(218)
Net realized and unrealized gain (loss)
on investments	386	2,289	426	566	1,100
Net increase (decrease) in net assets
resulting from operations	$ 336	$ 2,232	$ 796	$ 511	$ 991

The accompanying notes are an integral part of these financial statements.

25

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

				ING VP	ING VP
			ING Van	Strategic	Strategic
		ING UBS U.S.	Kampen Equity	Allocation	Allocation
	ING Thornburg	Large Cap	and Income	Conservative	Growth
	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio - Class	Portfolio - Class
	- Initial Class	- Initial Class	Initial Class	I	I

Net investment income (loss)
Income:
Dividends	$ 10	$ 36	$ 181	$ 45	$ 34
Total investment income	10	36	181	45	34
Expenses:
Mortality and expense risk and
other charges	28	73	106	19	30
Total expenses	28	73	106	19	30
Net investment income (loss)	(18)	(37)	75	26	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	241	510	395	25	113
Capital gains distributions	-	-	205	34	115

Total realized gain (loss) on investments
and capital gains distributions	241	510	600	59	228
Net unrealized appreciation
(depreciation) of investments	(114)	(428)	(464)	(33)	(160)
Net realized and unrealized gain (loss)
on investments	127	82	136	26	68
Net increase (decrease) in net assets
resulting from operations	$ 109	$ 45	$ 211	$ 52	$ 72

The accompanying notes are an integral part of these financial statements.

26

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	ING VP
	Strategic	ING VP	ING VP Global
	Allocation	Growth and	Science and	ING VP	ING VP Index
	Moderate	Income	Technology	Growth	Plus LargeCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I	I

Net investment income (loss)
Income:
Dividends	$ 50	$ 72	$ -	$ 6	$ 50

Total investment income	50	72	-	6	50
Expenses:
Mortality and expense risk and
other charges	32	79	29	37	53
Total expenses	32	79	29	37	53
Net investment income (loss)	18	(7)	(29)	(31)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	68	662	82	501	367
Capital gains distributions	84	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	152	662	82	501	367
Net unrealized appreciation
(depreciation) of investments	(92)	(304)	363	14	(210)
Net realized and unrealized gain (loss)
on investments	60	358	445	515	157
Net increase (decrease) in net assets
resulting from operations	$ 78	$ 351	$ 416	$ 484	$ 154

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the year ended December 31, 2007 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP	ING VP Small	ING VP Value
	Plus MidCap	Plus SmallCap	International	Company	Opportunity
	Portfolio - Class	Portfolio - Class	Equity Portfolio	Portfolio - Class	Portfolio - Class
	I	I	- Class I	I	I

Net investment income (loss)
Income:
Dividends	$ 88	$ -	$ 86	$ 36	$ 29

Total investment income	88	-	86	36	29
Expenses:
Mortality and expense risk and
other charges	124	-	27	223	24

Total expenses	124	-	27	223	24

Net investment income (loss)	(36)	-	59	(187)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	58	-	41	659	103
Capital gains distributions	849	1	243	2,952	-

Total realized gain (loss) on investments
and capital gains distributions	907	1	284	3,611	103
Net unrealized appreciation
(depreciation) of investments	(468)	(1)	(233)	(2,477)	(74)
Net realized and unrealized gain (loss)
on investments	439	-	51	1,134	29

Net increase (decrease) in net assets
resulting from operations	$ 403	$ -	$ 110	$ 947	$ 34

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

			ING VP
	ING VP High	ING VP	SmallCap		ING VP	ING VP
	Yield Bond	International	Opportunities		Balanced	Intermediate
	Portfolio - Class	Value Portfolio	Portfolio -		Portfolio - Class	Bond Portfolio
	I	- Class I	Class I		I	- Class I

Net investment income (loss)
Income:
Dividends	$ 307	$ 11	$ -		$ 577	$ 316

Total investment income	307	11		-	577	316
Expenses:
Mortality and expense risk and
other charges	54	5		-	239	104

Total expenses	54	5		-	239	104

Net investment income (loss)	253	6		-	338	212

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(74)		-	1,013	6
Capital gains distributions	-	109		-	855	-

Total realized gain (loss) on investments
and capital gains distributions	16	35		-	1,868	6
Net unrealized appreciation
(depreciation) of investments	(236)	-		-	(1,251)	161

Net realized and unrealized gain (loss)
on investments	(220)	35		-	617	167

Net increase (decrease) in net assets
resulting from operations	$ 33	$ 41	$ -		$ 955	$ 379

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

			Lord Abbett
			Series Fund -
	ING VP Money		Growth and		Oppenheimer
	Market	ING VP	Income	Oppenheimer	Main Street
	Portfolio -	Natural	Portfolio - Class	Main Street	Small Cap
	Class I	Resources Trust	VC	Fund®/VA	Fund®/VA

Net investment income (loss)
Income:
Dividends	$ 600	$ 1	$ 116	$ 1	$ -

Total investment income	600	1	116	1	-
Expenses:
Mortality and expense risk and
other charges	195	-	89	1	-

Total expenses	195	-	89	1	-

Net investment income (loss)	405	1	27	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	158	59	174	-	-
Capital gains distributions	-	54	643	-	-

Total realized gain (loss) on investments
and capital gains distributions	158	113	817	-	-
Net unrealized appreciation
(depreciation) of investments	3	(131)	(662)	2	-

Net realized and unrealized gain (loss)
on investments	161	(18)	155	2	-

Net increase (decrease) in net assets
resulting from operations	$ 566	$ (17)	$ 182	$ 2	$ -

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the year ended December 31, 2007 (Dollars in thousands)

PIMCO Real
	Return	Pioneer Equity	Pioneer Mid
	Portfolio -	Income VCT	Cap Value VCT
	Administrative	Portfolio - Class	Portfolio - Class
	Class	I	I

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -

Total investment income	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	-

Total expenses	-	-	-

Net investment income (loss)	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-
Capital gains distributions	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	-	-
Net unrealized appreciation
(depreciation) of investments	-	(2)	-

Net realized and unrealized gain (loss)
on investments	-	(2)	-

Net increase (decrease) in net assets
resulting from operations	$ -	$ (2)	$ -

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	AIM V.I.
	Capital
	Appreciation	AIM V.I. Core	Calvert Social	EuroPacific
	Fund - Series I	Equity Fund -	Balanced	Growth Fund®
	Shares	Series I Shares	Portfolio	- Class R-4

Net assets at January 1, 2006	$ 11	$ 2,862	$ 233	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(17)	1	52
Total realized gain (loss) on investments
and capital gains distributions	(71)	288	10	214
Net unrealized appreciation (depreciation)
of investments	(2)	435	1	4
Net increase (decrease) in net assets from operations	(82)	706	12	270
Changes from principal transactions:
Total unit transactions	75	2,772	(47)	3,741
Increase (decrease) in net assets derived from
principal transactions	75	2,772	(47)	3,741
Total increase (decrease)	(7)	3,478	(35)	4,011
Net assets at December 31, 2006	4	6,340	198	4,011

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	12	2	84
Total realized gain (loss) on investments
and capital gains distributions	1	366	18	620
Net unrealized appreciation (depreciation)
of investments	-	49	(17)	243

Net increase (decrease) in net assets from operations	1	427	3	947
Changes from principal transactions:
Total unit transactions	(5)	289	11	4,113
Increase (decrease) in net assets derived from
principal transactions	(5)	289	11	4,113
Total increase (decrease)	(4)	716	14	5,060
Net assets at December 31, 2007	$ -	$ 7,056	$ 212	$ 9,071

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	Federated			Federated Fund
	American	Federated	Federated	for U.S.
	Leaders Fund	Capital Income	Equity Income	Government
	II	Fund II	Fund II	Securities II

Net assets at January 1, 2006	$ 50,030	$ 4,443	$ 10,855	$ 2,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	200	95	74
Total realized gain (loss) on investments
and capital gains distributions	5,827	(386)	(357)	(109)
Net unrealized appreciation (depreciation)
of investments	467	731	2,213	69
Net increase (decrease) in net assets from operations	6,362	545	1,951	34
Changes from principal transactions:
Total unit transactions	(11,683)	(873)	(3,334)	(1,394)
Increase (decrease) in net assets derived from
principal transactions	(11,683)	(873)	(3,334)	(1,394)
Total increase (decrease)	(5,321)	(328)	(1,383)	(1,360)
Net assets at December 31, 2006	44,709	4,115	9,472	1,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	146	131	44
Total realized gain (loss) on investments
and capital gains distributions	3,949	(7)	534	(21)
Net unrealized appreciation (depreciation)
of investments	(7,907)	(38)	(573)	35
Net increase (decrease) in net assets from operations	(3,916)	101	92	58
Changes from principal transactions:
Total unit transactions	(10,188)	(580)	(2,189)	(260)
Increase (decrease) in net assets derived from
principal transactions	(10,188)	(580)	(2,189)	(260)
Total increase (decrease)	(14,104)	(479)	(2,097)	(202)
Net assets at December 31, 2007	$ 30,605	$ 3,636	$ 7,375	$ 1,252

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			Federated Mid
	Federated High	Federated	Cap Growth	Federated
	Income Bond	International	Strategies Fund	Prime Money
	Fund II	Equity Fund II	II	Fund II

Net assets at January 1, 2006	$ 7,274	$ 7,951	$ 14,150	$ 1,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	502	(91)	(183)	31
Total realized gain (loss) on investments
and capital gains distributions	67	(1,672)	(523)	-
Net unrealized appreciation (depreciation)
of investments	11	2,975	1,533	-

Net increase (decrease) in net assets from operations	580	1,212	827	31
Changes from principal transactions:
Total unit transactions	(1,747)	(1,952)	(3,787)	(120)
Increase (decrease) in net assets derived from
principal transactions	(1,747)	(1,952)	(3,787)	(120)
Total increase (decrease)	(1,167)	(740)	(2,960)	(89)
Net assets at December 31, 2006	6,107	7,211	11,190	973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	384	(80)	(156)	34
Total realized gain (loss) on investments
and capital gains distributions	134	(38)	(536)	-
Net unrealized appreciation (depreciation)
of investments	(395)	644	2,400	-

Net increase (decrease) in net assets from operations	123	526	1,708	34
Changes from principal transactions:
Total unit transactions	(1,570)	(1,677)	(2,816)	(100)
Increase (decrease) in net assets derived from
principal transactions	(1,570)	(1,677)	(2,816)	(100)
Total increase (decrease)	(1,447)	(1,151)	(1,108)	(66)
Net assets at December 31, 2007	$ 4,660	$ 6,060	$ 10,082	$ 907

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2006	$ 29,126	$ 27,439	$ 6,230	$ 27,881

Increase (decrease) in net assets
Operations:
Net investment income (loss)	529	(74)	(20)	(27)
Total realized gain (loss) on investments
and capital gains distributions	5,372	5,707	(221)	4,938
Net unrealized appreciation (depreciation)
of investments	(1,204)	(4,560)	394	(2,340)
Net increase (decrease) in net assets from operations	4,697	1,073	153	2,571
Changes from principal transactions:
Total unit transactions	(6,972)	(28,504)	(6,380)	(4,686)
Increase (decrease) in net assets derived from
principal transactions	(6,972)	(28,504)	(6,380)	(4,686)
Total increase (decrease)	(2,275)	(27,431)	(6,227)	(2,115)
Net assets at December 31, 2006	26,851	8	3	25,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	(1)	-	(117)
Total realized gain (loss) on investments
and capital gains distributions	4,112	22	-	9,611
Net unrealized appreciation (depreciation)
of investments	(3,913)	-	-	(5,628)

Net increase (decrease) in net assets from operations	256	21	-	3,866
Changes from principal transactions:
Total unit transactions	(5,759)	(29)	-	(2,963)

Increase (decrease) in net assets derived from
principal transactions	(5,759)	(29)	-	(2,963)

Total increase (decrease)	(5,503)	(8)	-	903

Net assets at December 31, 2007	$ 21,348	$ -	$ 3	$ 26,669

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

				ING BlackRock
		Fidelity® VIP		Large Cap
	Fidelity® VIP	Investment	The Growth	Growth	ING Evergreen
	Index 500	Grade Bond	Fund of	Portfolio -	Omega Portfolio
	Portfolio -	Portfolio -	America® -	Institutional	- Institutional
	Initial Class	Initial Class	Class R-4	Class	Class

Net assets at January 1, 2006	$ 17,622	$ 301	$ -	$ -	$ 1,086

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	7	123	-	(13)
Total realized gain (loss) on investments
and capital gains distributions	2,249	-	689	-	14
Net unrealized appreciation (depreciation)
of investments	(415)	-	168	-	43

Net increase (decrease) in net assets from operations	1,931	7	980	-	44
Changes from principal transactions:
Total unit transactions	(5,973)	(43)	19,703	-	(239)

Increase (decrease) in net assets derived from
principal transactions	(5,973)	(43)	19,703	-	(239)

Total increase (decrease)	(4,042)	(36)	20,683	-	(195)

Net assets at December 31, 2006	13,580	265	20,683	-	891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	262	7	15	(32)	(10)
Total realized gain (loss) on investments
and capital gains distributions	1,525	-	1,597	-	44
Net unrealized appreciation (depreciation)
of investments	(1,232)	-	479	(51)	51

Net increase (decrease) in net assets from operations	555	7	2,091	(83)	85
Changes from principal transactions:
Total unit transactions	(3,653)	(10)	3,612	3,201	(123)

Increase (decrease) in net assets derived from
principal transactions	(3,653)	(10)	3,612	3,201	(123)

Total increase (decrease)	(3,098)	(3)	5,703	3,118	(38)

Net assets at December 31, 2007	$ 10,482	$ 262	$ 26,386	$ 3,118	$ 853

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING FMRSM		ING JPMorgan
	ING FMRSM	Large Cap		Emerging
	Diversified Mid	Growth	ING Global	Markets Equity
	Cap Portfolio -	Portfolio -	Resources	Portfolio -
	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Service Class	Class

Net assets at January 1, 2006	$ -	$ 1,130	$ -	$ 241

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	(102)	-	(4)
Total realized gain (loss) on investments
and capital gains distributions	136	(57)	-	36
Net unrealized appreciation (depreciation)
of investments	(179)	3	-	112

Net increase (decrease) in net assets from operations	(69)	(156)	-	144
Changes from principal transactions:
Total unit transactions	2,886	9,110	-	398

Increase (decrease) in net assets derived from
principal transactions	2,886	9,110	-	398

Total increase (decrease)	2,817	8,954	-	542

Net assets at December 31, 2006	2,817	10,084	-	783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(107)	(4)	(2)
Total realized gain (loss) on investments
and capital gains distributions	11	94	35	90
Net unrealized appreciation (depreciation)
of investments	382	262	62	233
Net increase (decrease) in net assets from operations	361	249	93	321
Changes from principal transactions:
Total unit transactions	(406)	(2,427)	214	326
Increase (decrease) in net assets derived from
principal transactions	(406)	(2,427)	214	326
Total increase (decrease)	(45)	(2,178)	307	647
Net assets at December 31, 2007	$ 2,772	$ 7,906	$ 307	$ 1,430

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING Lord
	ING JPMorgan	Abbett		ING Marsico	ING MFS Total
	Value	Affiliated		International	Return
	Opportunities	Portfolio -		Opportunities	Portfolio -
	Portfolio -	Institutional		Portfolio -	Institutional
	Service Class	Class		Service Class	Class

Net assets at January 1, 2006	$ 1,561	$ -		$ -	$ 12,974

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)		-	(6)	132
Total realized gain (loss) on investments
and capital gains distributions	57		-	-	579
Net unrealized appreciation (depreciation)
of investments	230		-	87	391

Net increase (decrease) in net assets from operations	271		-	81	1,102
Changes from principal transactions:
Total unit transactions	(123)		-	775	(3,868)

Increase (decrease) in net assets derived from
principal transactions	(123)		-	775	(3,868)

Total increase (decrease)	148		-	856	(2,766)

Net assets at December 31, 2006	1,709		-	856	10,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)		-	(3)	159
Total realized gain (loss) on investments
and capital gains distributions	184		-	97	611
Net unrealized appreciation (depreciation)
of investments	(195)		-	65	(468)

Net increase (decrease) in net assets from operations	(15)		-	159	302
Changes from principal transactions:
Total unit transactions	(460)		-	145	(1,792)

Increase (decrease) in net assets derived from
principal transactions	(460)		-	145	(1,792)

Total increase (decrease)	(475)		-	304	(1,490)

Net assets at December 31, 2007	$ 1,234	$ -		$ 1,160	$ 8,718

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING
	Oppenheimer
	Main Street	ING PIMCO	ING Pioneer	ING Stock
	Portfolio® -	High Yield	Fund Portfolio -	Index Portfolio
	Institutional	Portfolio -	Institutional	- Institutional
	Class	Service Class	Class	Class

Net assets at January 1, 2006	$ 597	$ 1,750	$ 5	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	91	-	(41)
Total realized gain (loss) on investments
and capital gains distributions	30	7	-	26
Net unrealized appreciation (depreciation)
of investments	31	22	1	951
Net increase (decrease) in net assets from operations	60	120	1	936
Changes from principal transactions:
Total unit transactions	(211)	(273)	(1)	17,568
Increase (decrease) in net assets derived from
principal transactions	(211)	(273)	(1)	17,568
Total increase (decrease)	(151)	(153)	-	18,504

Net assets at December 31, 2006	446	1,597	5	18,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	72	-	122
Total realized gain (loss) on investments
and capital gains distributions	18	(2)	-	732
Net unrealized appreciation (depreciation)
of investments	(3)	(49)	-	(96)

Net increase (decrease) in net assets from operations	14	21	-	758
Changes from principal transactions:
Total unit transactions	(63)	(523)	-	1,408

Increase (decrease) in net assets derived from
principal transactions	(63)	(523)	-	1,408

Total increase (decrease)	(49)	(502)	-	2,166

Net assets at December 31, 2007	$ 397	$ 1,095	$ 5	$ 20,670

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP Index
	Plus	ING VP Index		ING Baron
	International	Plus	ING American	Small Cap
	Equity Portfolio	International	Century Select	Growth
	- Institutional	Equity Portfolio	Portfolio -	Portfolio -
	Class	- Service Class	Initial Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ 4,963	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(6)	-
Total realized gain (loss) on investments
and capital gains distributions	-	35	57	-
Net unrealized appreciation (depreciation)
of investments	-	175	(217)	9

Net increase (decrease) in net assets from operations	-	211	(166)	9
Changes from principal transactions:
Total unit transactions	-	2,850	(1,186)	243

Increase (decrease) in net assets derived from
principal transactions	-	2,850	(1,186)	243

Total increase (decrease)	-	3,061	(1,352)	252

Net assets at December 31, 2006	-	3,061	3,611	252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(36)	8	(8)
Total realized gain (loss) on investments
and capital gains distributions	(4)	473	457	11
Net unrealized appreciation (depreciation)
of investments	(67)	(175)	(189)	3
Net increase (decrease) in net assets from operations	(82)	262	276	6
Changes from principal transactions:
Total unit transactions	4,771	(3,323)	(3,887)	920
Increase (decrease) in net assets derived from
principal transactions	4,771	(3,323)	(3,887)	920
Total increase (decrease)	4,689	(3,061)	(3,611)	926
Net assets at December 31, 2007	$ 4,689	$ -	$ -	$ 1,178

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING Legg	ING Lord
		Mason Partners	Abbett U.S.	ING Neuberger
	ING JPMorgan	Aggressive	Government	Berman
	International	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2006	$ 1,618	$ 8,161	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(104)	20	(46)
Total realized gain (loss) on investments
and capital gains distributions	245	913	1	(38)
Net unrealized appreciation (depreciation)
of investments	72	(175)	-	318

Net increase (decrease) in net assets from operations	310	634	21	234
Changes from principal transactions:
Total unit transactions	(305)	(1,851)	558	5,277
Increase (decrease) in net assets derived from
principal transactions	(305)	(1,851)	558	5,277
Total increase (decrease)	5	(1,217)	579	5,511
Net assets at December 31, 2006	1,623	6,944	579	5,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(86)	22	(50)
Total realized gain (loss) on investments
and capital gains distributions	150	720	11	390
Net unrealized appreciation (depreciation)
of investments	(27)	(788)	(1)	(4)
Net increase (decrease) in net assets from operations	137	(154)	32	336
Changes from principal transactions:
Total unit transactions	(64)	(1,328)	1	(1,922)
Increase (decrease) in net assets derived from
principal transactions	(64)	(1,328)	1	(1,922)
Total increase (decrease)	73	(1,482)	33	(1,586)
Net assets at December 31, 2007	$ 1,696	$ 5,462	$ 612	$ 3,925

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING	ING T. Rowe
		Oppenheimer	Price
	ING	Strategic	Diversified Mid	ING T. Rowe
	Oppenheimer	Income	Cap Growth	Price Growth
	Global Portfolio	Portfolio -	Portfolio -	Equity Portfolio
	- Initial Class	Initial Class	Initial Class	- Initial Class

Net assets at January 1, 2006	$ 41,289	$ 11,614	$ 6,024	$ 15,034

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(477)	(91)	(76)	(153)
Total realized gain (loss) on investments
and capital gains distributions	1,909	75	495	898
Net unrealized appreciation (depreciation)
of investments	4,840	733	(91)	667
Net increase (decrease) in net assets from operations	6,272	717	328	1,412
Changes from principal transactions:
Total unit transactions	(5,672)	(1,867)	(1,917)	(3,934)
Increase (decrease) in net assets derived from
principal transactions	(5,672)	(1,867)	(1,917)	(3,934)
Total increase (decrease)	600	(1,150)	(1,589)	(2,522)
Net assets at December 31, 2006	41,889	10,464	4,435	12,512

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(57)	370	(55)	(109)
Total realized gain (loss) on investments
and capital gains distributions	4,005	266	718	1,318
Net unrealized appreciation (depreciation)
of investments	(1,716)	160	(152)	(218)
Net increase (decrease) in net assets from operations	2,232	796	511	991
Changes from principal transactions:
Total unit transactions	(4,119)	436	(530)	(2,132)
Increase (decrease) in net assets derived from
principal transactions	(4,119)	436	(530)	(2,132)
Total increase (decrease)	(1,887)	1,232	(19)	(1,141)
Net assets at December 31, 2007	$ 40,002	$ 11,696	$ 4,416	$ 11,371

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

				ING VP
			ING Van	Strategic
		ING UBS U.S.	Kampen Equity	Allocation
	ING Thornburg	Large Cap	and Income	Conservative
	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio - Class
	- Initial Class	- Initial Class	Initial Class	I

Net assets at January 1, 2006	$ 2,132	$ 5,898	$ 10,252	$ 1,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(32)	53	11
Total realized gain (loss) on investments
and capital gains distributions	158	278	692	122
Net unrealized appreciation (depreciation)
of investments	128	400	237	(54)
Net increase (decrease) in net assets from operations	268	646	982	79
Changes from principal transactions:
Total unit transactions	(557)	(1,351)	(2,585)	(241)
Increase (decrease) in net assets derived from
principal transactions	(557)	(1,351)	(2,585)	(241)
Total increase (decrease)	(289)	(705)	(1,603)	(162)
Net assets at December 31, 2006	1,843	5,193	8,649	1,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(37)	75	26
Total realized gain (loss) on investments
and capital gains distributions	241	510	600	59
Net unrealized appreciation (depreciation)
of investments	(114)	(428)	(464)	(33)
Net increase (decrease) in net assets from operations	109	45	211	52
Changes from principal transactions:
Total unit transactions	(156)	(741)	(2,030)	404
Increase (decrease) in net assets derived from
principal transactions	(156)	(741)	(2,030)	404
Total increase (decrease)	(47)	(696)	(1,819)	456
Net assets at December 31, 2007	$ 1,796	$ 4,497	$ 6,830	$ 1,574

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING VP	ING VP Global
	Allocation	Allocation	Growth and	Science and
	Growth	Moderate	Income	Technology
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I

Net assets at January 1, 2006	$ 2,546	$ 1,787	$ 9,080	$ 2,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	6	(30)	(26)
Total realized gain (loss) on investments
and capital gains distributions	202	81	1,301	98
Net unrealized appreciation (depreciation)
of investments	67	97	(336)	67
Net increase (decrease) in net assets from operations	273	184	935	139
Changes from principal transactions:
Total unit transactions	(516)	197	(3,755)	(41)
Increase (decrease) in net assets derived from
principal transactions	(516)	197	(3,755)	(41)
Total increase (decrease)	(243)	381	(2,820)	98
Net assets at December 31, 2006	2,303	2,168	6,260	2,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	18	(7)	(29)
Total realized gain (loss) on investments
and capital gains distributions	228	152	662	82
Net unrealized appreciation (depreciation)
of investments	(160)	(92)	(304)	363
Net increase (decrease) in net assets from operations	72	78	351	416
Changes from principal transactions:
Total unit transactions	(278)	109	(1,453)	411
Increase (decrease) in net assets derived from
principal transactions	(278)	109	(1,453)	411
Total increase (decrease)	(206)	187	(1,102)	827
Net assets at December 31, 2007	$ 2,097	$ 2,355	$ 5,158	$ 3,259

The accompanying notes are an integral part of these financial statements.

44

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP	ING VP Index	ING VP Index	ING VP Index
	Growth	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I

Net assets at January 1, 2006	$ 3,378	$ 20,638	$ 7,660	$ 4

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	34	(40)	-
Total realized gain (loss) on investments
and capital gains distributions	60	5,125	642	-
Net unrealized appreciation (depreciation)
of investments	47	(3,316)	126	-

Net increase (decrease) in net assets from operations	67	1,843	728	-
Changes from principal transactions:
Total unit transactions	530	(18,186)	2,090	2
Increase (decrease) in net assets derived from
principal transactions	530	(18,186)	2,090	2
Total increase (decrease)	597	(16,343)	2,818	2
Net assets at December 31, 2006	3,975	4,295	10,478	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	(3)	(36)	-
Total realized gain (loss) on investments
and capital gains distributions	501	367	907	1
Net unrealized appreciation (depreciation)
of investments	14	(210)	(468)	(1)
Net increase (decrease) in net assets from operations	484	154	403	-
Changes from principal transactions:
Total unit transactions	(948)	(1,659)	2,364	3
Increase (decrease) in net assets derived from
principal transactions	(948)	(1,659)	2,364	3
Total increase (decrease)	(464)	(1,505)	2,767	3
Net assets at December 31, 2007	$ 3,511	$ 2,790	$ 13,245	$ 9

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING VP	ING VP Small	ING VP Value	ING VP High
	International	Company	Opportunity	Yield Bond
	Equity Portfolio	Portfolio - Class	Portfolio - Class	Portfolio - Class
	- Class I	I	I	I

Net assets at January 1, 2006	$ 1,898	$ 17,154	$ 2,278	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(139)	2	188
Total realized gain (loss) on investments
and capital gains distributions	419	3,728	194	(7)
Net unrealized appreciation (depreciation)
of investments	(14)	(932)	86	76
Net increase (decrease) in net assets from operations	413	2,657	282	257
Changes from principal transactions:
Total unit transactions	(114)	(159)	(665)	4,225
Increase (decrease) in net assets derived from
principal transactions	(114)	(159)	(665)	4,225
Total increase (decrease)	299	2,498	(383)	4,482
Net assets at December 31, 2006	2,197	19,652	1,895	4,482

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	(187)	5	253
Total realized gain (loss) on investments
and capital gains distributions	284	3,611	103	16
Net unrealized appreciation (depreciation)
of investments	(233)	(2,477)	(74)	(236)
Net increase (decrease) in net assets from operations	110	947	34	33
Changes from principal transactions:
Total unit transactions	(2,307)	(602)	(376)	(913)
Increase (decrease) in net assets derived from
principal transactions	(2,307)	(602)	(376)	(913)
Total increase (decrease)	(2,197)	345	(342)	(880)
Net assets at December 31, 2007	$ -	$ 19,997	$ 1,553	$ 3,602

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING VP
	ING VP	SmallCap		ING VP	ING VP
	International	Opportunities		Balanced	Intermediate
	Value Portfolio	Portfolio -		Portfolio - Class	Bond Portfolio -
	- Class I	Class I		I	Class I

Net assets at January 1, 2006	$ 690	$ 1		$ 17,405	$ 8,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18		-	197	190
Total realized gain (loss) on investments
and capital gains distributions	174		-	586	(208)
Net unrealized appreciation (depreciation)
of investments	(32)		-	887	213

Net increase (decrease) in net assets from operations	160		-	1,670	195
Changes from principal transactions:
Total unit transactions	(594)		3	2,364	(988)
Increase (decrease) in net assets derived from
principal transactions	(594)		3	2,364	(988)
Total increase (decrease)	(434)		3	4,034	(793)
Net assets at December 31, 2006	256		4	21,439	7,341

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6		-	338	212
Total realized gain (loss) on investments
and capital gains distributions	35		-	1,868	6
Net unrealized appreciation (depreciation)
of investments	-		-	(1,251)	161

Net increase (decrease) in net assets from operations	41		-	955	379
Changes from principal transactions:
Total unit transactions	(297)		3	(467)	798
Increase (decrease) in net assets derived from
principal transactions	(297)		3	(467)	798
Total increase (decrease)	(256)		3	488	1,177
Net assets at December 31, 2007	$ -	$ 7		$ 21,927	$ 8,518

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			Lord Abbett
			Series Fund -
	ING VP Money		Growth and
	Market	ING VP	Income	Oppenheimer
	Portfolio -	Natural	Portfolio - Class	Main Street
	Class I	Resources Trust	VC	Fund®/VA

Net assets at January 1, 2006	$ 12,320	$ 379	$ 3,871	$ 5,863

Increase (decrease) in net assets
Operations:
Net investment income (loss)	213	(5)	33	40
Total realized gain (loss) on investments
and capital gains distributions	113	96	277	1,243
Net unrealized appreciation (depreciation)
of investments	139	(25)	502	(948)
Net increase (decrease) in net assets from operations	465	66	812	335
Changes from principal transactions:
Total unit transactions	873	(141)	2,641	(6,140)
Increase (decrease) in net assets derived from
principal transactions	873	(141)	2,641	(6,140)
Total increase (decrease)	1,338	(75)	3,453	(5,805)
Net assets at December 31, 2006	13,658	304	7,324	58

Increase (decrease) in net assets
Operations:
Net investment income (loss)	405	1	27	-
Total realized gain (loss) on investments
and capital gains distributions	158	113	817	-
Net unrealized appreciation (depreciation)
of investments	3	(131)	(662)	2
Net increase (decrease) in net assets from operations	566	(17)	182	2
Changes from principal transactions:
Total unit transactions	1,580	(287)	1,958	(3)
Increase (decrease) in net assets derived from
principal transactions	1,580	(287)	1,958	(3)
Total increase (decrease)	2,146	(304)	2,140	(1)
Net assets at December 31, 2007	$ 15,804	$ -	$ 9,464	$ 57

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006 (Dollars in thousands)

PIMCO Real
	Oppenheimer	Return	Pioneer Equity	Pioneer Mid
	Main Street	Portfolio -	Income VCT	Cap Value VCT
	Small Cap	Administrative	Portfolio - Class	Portfolio - Class
	Fund®/VA	Class	I	I

Net assets at January 1, 2006	$ -	$ -	$ 1	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	-	-

Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	-	-	-	-

Total increase (decrease)	-	-	-	-

Net assets at December 31, 2006	-	-	1	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	(2)	-

Net increase (decrease) in net assets from operations	-	-	(2)	-
Changes from principal transactions:
Total unit transactions	2	-	16	-

Increase (decrease) in net assets derived from
principal transactions	2	-	16	-

Total increase (decrease)	2	-	14	-

Net assets at December 31, 2007	$ 2	$ -	$ 15	$ -

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 1. Organization

Variable Annuity Account I of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Insurance Company of America (“IICA”) to support the operations of variable annuity contracts (“Contracts”).

Effective December 31, 2005 (the “merger date”), IICA was merged with and into ING
Life Insurance and Annuity Company (“ILIAC” or the “Company”). As of the merger date, IICA ceased to exist and was succeeded by ILIAC. In conjunction with the merger, the Account was transferred to ILIAC and had its name changed to Variable Annuity
Account I of ING Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an
insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

Contracts are identified in Note 8 (Unit Summary) by the qualifiers ILIAC I, ILIAC II, and ILIAC III. ILIAC I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued beginning June 28, 1995. ILIAC II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual
Retirement Annuity Contracts issued beginning May 1, 1998. Contracts are no longer sold under qualifiers ILIAC I and ILIAC II. ILIAC III Contracts represent certain group
Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e)
plans issued beginning September 24, 2000.

At December 31, 2007, the Account had 67 active investment divisions (the “Divisions”),
24 of which invest in independently managed mutual funds and 43 of which invest in mutual funds managed by an affiliate, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”), formerly Directed Services, Inc. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the
“Trusts”).

50

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investment Divisions with asset balances at December 31, 2007 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Core Equity Fund - Series I Shares
Calvert Variable Series, Inc:
Calvert Social Balanced Portfolio
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-4*
Federated Insurance Series:
Federated American Leaders Fund II
Federated Capital Income Fund II
Federated Equity Income Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated International Equity Fund II
Federated Mid Cap Growth Strategies Fund II
Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-4*
ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio -
Institutional Class**
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class*
ING FMRSM Large Cap Growth Portfolio -
Institutional Class
ING Global Resources Portfolio - Service Class**
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
ING JPMorgan Value Opportunities Portfolio -
Service Class
ING Marsico International Opportunities Portfolio -
Service Class*
ING MFS Total Return Portfolio - Institutional Class
ING Oppenheimer Main Street Portfolio® -
Institutional Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class*
ING VP Index Plus International Equity Portfolio -
Institutional Class**
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service
Class*
ING JPMorgan International Portfolio - Initial Class

ING Partners, Inc. (continued):
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class*
ING Neuberger Berman Partners Portfolio - Initial
Class*
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio - Initial
Class
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
ING Thornburg Value Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
ING Van Kampen Equity and Income Portfolio -
Initial Class
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio -
Class I
ING VP Strategic Allocation Growth Portfolio - Class
I
ING VP Strategic Allocation Moderate Portfolio -
Class I
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio -
Class I
ING VP Growth Portfolio - Class I
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP Small Company Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I*
ING VP International Value Portfolio - Class I
ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I
Lord Abbett Series Fund, Inc:
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA

51

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class*
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I*

*	Division became available in 2006

**	Division became available in 2007

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name ING Investors Trust: ING Wells Fargo Disciplined Value Portfolio - Service Class ING Partners, Inc.: ING Davis New York Venture Portfolio - Service Class

Former Name ING Investors Trust: ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class ING Partners, Inc.: ING Davis Venture Value Portfolio - Service Class

The following Divisions were closed during 2007:

AIM V.I. Capital Appreciation Fund - Series I Shares
ING American Century Select Portfolio - Initial Class
ING VP Index Plus International Equity Portfolio - Service Class
ING VP International Equity Portfolio - Class I
ING VP Natural Resources Trust

The following Divisions were available to contractowners during 2007, but did not have any activity as of December 31, 2007:

Capital One Funds:
Capital One Mid Cap Equity Fund - Class A
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
ING BlackRock Large Cap Growth Portfolio - Service
Class
ING Evergreen Health Sciences Portfolio - Service
Class
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class

ING Investors Trust (continued):
ING Marsico Growth Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service
Class
ING Pioneer Equity Income Portfolio - Institutional
Class
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
ING Templeton Global Growth Portfolio - Service
Class
ING Van Kampen Growth and Income Portfolio -
Service Class
ING Van Kampen Real Estate Portfolio - Service
Class
ING Wells Fargo Disciplined Value Portfolio -
Service Class
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class

52

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

	ING Partners, Inc.:	ING Variable Products Trust:
	ING American Century Large Company Value	ING VP Financial Services Portfolio - Class I
	Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class I
	ING American Century Small-Mid Cap Value	ING VP Real Estate Portfolio - Class I
	Portfolio - Service Class	Lazard Funds, Inc.:
	ING Baron Asset Portfolio - Service Class	Lazard Mid Cap Portfolio - Open Shares
	ING Columbia Small Cap Value II Portfolio - Service	Lord Abbett Series Fund, Inc.:
	Class	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
	ING Davis New York Venture Portfolio - Service	Class VC
	Class	Neuberger Berman Advisers Management Trust:
	ING JPMorgan Mid Cap Value Portfolio - Service	Neuberger Berman Socially Responsive Fund® - Trust
	Class	Class
	ING Neuberger Berman Partners Portfolio - Service	New Perspective Fund®, Inc.:
	Class	New Perspective Fund® - Class R-4
	ING OpCap Balanced Value Portfolio - Service Class	Oppenheimer Developing Markets Fund:
	ING PIMCO Total Return Portfolio - Service Class	Oppenheimer Developing Markets Fund - Class A
	ING Pioneer High Yield Portfolio - Initial Class	Pioneer Variable Contracts Trust:
	ING Solution 2015 Portfolio - Service Class	Pioneer Emerging Markets VCT Portfolio - Class I
	ING Solution 2025 Portfolio - Service Class	Pioneer High Yield VCT Portfolio - Class I
	ING Solution 2035 Portfolio - Service Class	Premier VIT OpCap Mid Cap Portfolio
	ING Solution 2045 Portfolio - Service Class	Templeton Income Trust:
	ING Solution Income Portfolio - Service Class	Templeton Global Bond Fund - Class A
	ING T. Rowe Price Diversified Mid Cap Growth	Wanger Advisors Trust:
	Portfolio - Service Class	Wanger Select
	ING Templeton Foreign Equity Portfolio - Service	Wanger U.S. Smaller Companies
	Class	Washington Mutual Investors FundSM, Inc.:
	ING Van Kampen Comstock Portfolio - Service Class	Washington Mutual Investors FundSM, Inc. - Class R-4
ING Van Kampen Equity and Income Portfolio -
Service Class

The following Division was available to contractowners during 2007, but had no net assets as of December 31, 2007:

ING Lord Abbett Affiliated Portfolio - Institutional Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

53

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

54

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

3.	New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

55

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract or certificate maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

5. Related Party Transactions

During the year ended December 31, 2007, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to
ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates ranging from 0.26% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to ING VP Intermediate Bond Portfolio, ING VP Balanced
Portfolio, Inc., ING VP Money Market Portfolio, ING Strategic Allocation Portfolios,
Inc., ING Variable Funds, ING Variable Portfolios, Inc., and ING Variable Products
Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund.

56

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 39	$ 44	$ 2,243	$ 2,177
AIM V.I. Core Equity Fund - Series I Shares	1,220	919	3,810	1,055
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	79	54	25	68
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-4	5,861	1,129	4,044	38
Federated Insurance Series:
Federated American Leaders Fund II	4,985	10,804	6,793	12,448
Federated Capital Income Fund II	299	732	497	1,169
Federated Equity Income Fund II	415	2,473	383	3,622
Federated Fund for U.S. Government Securities II	195	412	233	1,553
Federated High Income Bond Fund II	530	1,717	724	1,969
Federated International Equity Fund II	107	1,864	230	2,273
Federated Mid Cap Growth Strategies Fund II	69	3,042	182	4,152
Federated Prime Money Fund II	823	889	539	628
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,642	6,552	5,219	8,400
Fidelity® VIP Growth Portfolio - Initial Class	159	189	2,545	31,124
Fidelity® VIP High Income Portfolio - Initial Class	-	-	209	6,609
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	10,460	7,127	5,464	8,103
Fidelity® VIP Index 500 Portfolio - Initial Class	1,476	4,869	1,485	7,361
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	11	14	12	47
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-4	6,734	1,628	20,949	452
ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Institutional
Class	3,768	599	-	-
ING Evergreen Omega Portfolio - Institutional Class	122	247	3	254
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	491	917	4,458	1,308
ING FMRSM Large Cap Growth Portfolio - Institutional Class	101	2,637	11,516	2,499
ING Global Resources Portfolio - Service Class	314	77	-	-
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class	666	340	694	293
ING JPMorgan Value Opportunities Portfolio - Service Class	166	552	445	566
ING Lord Abbett Affiliated Portfolio - Institutional Class	22	22	-	-
ING Marsico International Opportunities Portfolio - Service
Class	544	341	809	40
ING MFS Total Return Portfolio - Institutional Class	1,099	2,235	1,290	4,530
ING Oppenheimer Main Street Portfolio® - Institutional Class	36	99	201	414

57

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars In Thousands)
ING Investors Trust (continued):
ING PIMCO High Yield Portfolio - Service Class	$ 261	$ 706	$ 341	$ 508
ING Pioneer Fund Portfolio - Institutional Class	-	1	-	1
ING Stock Index Portfolio - Institutional Class	4,357	2,266	18,200	672
ING VP Index Plus International Equity Portfolio - Institutional
Class	5,264	504	-	-
ING VP Index Plus International Equity Portfolio - Service
Class	424	3,775	4,180	1,261
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	32	3,911	218	1,410
ING Baron Small Cap Growth Portfolio - Service Class	1,014	101	243	-
ING JPMorgan International Portfolio - Initial Class	413	463	541	853
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	133	1,548	276	2,231
ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class	358	335	636	58
ING Neuberger Berman Partners Portfolio - Initial Class	827	2,600	6,160	929
ING Oppenheimer Global Portfolio - Initial Class	5,175	7,684	3,740	9,828
ING Oppenheimer Strategic Income Portfolio - Initial Class	3,592	2,786	1,992	3,950
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class	1,173	1,365	805	2,680
ING T. Rowe Price Growth Equity Portfolio - Initial Class	986	2,680	591	4,657
ING Thornburg Value Portfolio - Initial Class	484	658	95	670
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,098	1,876	228	1,611
ING Van Kampen Equity and Income Portfolio - Initial Class	702	2,453	1,440	3,638
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	834	369	530	727
ING VP Strategic Allocation Growth Portfolio - Class I	441	600	481	955
ING VP Strategic Allocation Moderate Portfolio - Class I	792	581	590	347
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	134	1,594	222	4,007
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	831	449	603	670
ING VP Growth Portfolio - Class I	805	1,784	1,051	560
ING VP Index Plus LargeCap Portfolio - Class I	748	2,410	2,457	20,611
ING VP Index Plus MidCap Portfolio - Class I	4,244	1,067	3,351	677
ING VP Index Plus SmallCap Portfolio - Class I	4	-	2	-
ING VP International Equity Portfolio - Class I	1,286	3,290	1,926	2,032
ING VP Small Company Portfolio - Class I	5,920	3,758	6,209	3,810
ING VP Value Opportunity Portfolio - Class I	85	456	250	913
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	808	1,460	5,820	1,489
ING VP International Value Portfolio - Class I	738	920	1,696	2,261
ING VP SmallCap Opportunities Portfolio - Class I	3	-	3	-

58

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars In Thousands)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	$ 4,663	$ 3,939	$ 6,253 $	3,692
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	2,946	1,938	2,232	3,029
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	14,181	12,197	15,736	14,650
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	55	287	24	145
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class
VC	3,931	1,304	3,370	467
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA	1	3	72	6,173
Oppenheimer Main Street Small Cap Fund®/VA	2	-	-	-
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	-	-	398	1
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	15	-	5	4
Pioneer Mid Cap Value VCT Portfolio - Class I	-	-	-	-

59

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 7. Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	3,996	4,419	(423)	245,356	246,201	(845)
AIM V.I. Core Equity Fund - Series I Shares	111,613	85,303	26,310	429,673	120,163	309,510
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	4,554	3,760	794	3,860	7,677	(3,817)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-4	285,568	62,552	223,016	244,382	2,456	241,926
Federated Insurance Series:
Federated American Leaders Fund II	2,968	393,824	(390,856)	20,038	507,723	(487,685)
Federated Capital Income Fund II	5,972	43,071	(37,099)	17,786	79,720	(61,934)
Federated Equity Income Fund II	9,272	135,788	(126,516)	15,774	233,411	(217,637)
Federated Fund for U.S. Government Securities II	8,112	24,484	(16,372)	10,025	100,118	(90,093)
Federated High Income Bond Fund II	3,692	90,131	(86,439)	12,234	115,849	(103,615)
Federated International Equity Fund II	3,686	83,985	(80,299)	15,449	121,002	(105,553)
Federated Mid Cap Growth Strategies Fund II	2,150	101,616	(99,466)	11,087	165,005	(153,918)
Federated Prime Money Fund II	59,424	66,984	(7,560)	48,643	58,097	(9,454)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	24,264	263,528	(239,264)	130,438	471,398	(340,960)
Fidelity® VIP Growth Portfolio - Initial Class	17,448	18,381	(933)	337,753	3,050,041	(2,712,288)
Fidelity® VIP High Income Portfolio - Initial Class	1	18	(17)	11,664	538,926	(527,262)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	213,575	228,920	(15,345)	212,230	363,226	(150,996)
Fidelity® VIP Index 500 Portfolio - Initial Class	49,748	205,946	(156,198)	98,536	391,054	(292,518)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	-	608	(608)	129	2,802	(2,673)
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-4	355,559	106,955	248,604	1,575,495	37,650	1,537,845

60

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	376,395	57,274	319,121	-	-	-
ING Evergreen Omega Portfolio - Institutional Class	9,539	20,644	(11,105)	258	23,117	(22,859)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	43,808	81,210	(37,402)	437,274	151,612	285,662
ING FMRSM Large Cap Growth Portfolio - Institutional Class	10,571	245,419	(234,848)	1,160,224	270,096	890,128
ING Global Resources Portfolio - Service Class	28,126	6,497	21,629	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	37,908	20,135	17,773	64,230	33,104	31,126
ING JPMorgan Value Opportunities Portfolio - Service Class	5,723	40,881	(35,158)	42,063	53,100	(11,037)
ING Lord Abbett Affiliated Portfolio - Institutional Class	1,956	1,956	-	-	-	-
ING Marsico International Opportunities Portfolio - Service Class	40,663	29,413	11,250	83,617	3,583	80,034
ING MFS Total Return Portfolio - Institutional Class	30,199	180,679	(150,480)	81,959	441,907	(359,948)
ING Oppenheimer Main Street Portfolio® - Institutional Class	2,277	7,112	(4,835)	23,686	42,304	(18,618)
ING PIMCO High Yield Portfolio - Service Class	14,403	60,198	(45,795)	22,221	47,283	(25,062)
ING Pioneer Fund Portfolio - Institutional Class	10	60	(50)	63	118	(55)
ING Stock Index Portfolio - Institutional Class	261,929	159,876	102,053	1,480,137	56,698	1,423,439
ING VP Index Plus International Equity Portfolio - Institutional Class	539,197	50,994	488,203	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	36,618	317,141	(280,523)	421,517	140,993	280,524
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	847	348,075	(347,228)	22,825	138,640	(115,815)
ING Baron Small Cap Growth Portfolio - Service Class	54,604	5,344	49,260	14,256	-	14,256
ING JPMorgan International Portfolio - Initial Class	22,172	26,033	(3,861)	44,129	64,639	(20,510)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	12,196	126,133	(113,937)	311,036	480,590	(169,554)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	30,707	30,824	(117)	61,011	5,502	55,509
ING Neuberger Berman Partners Portfolio - Initial Class	59,404	239,192	(179,788)	670,012	136,640	533,372
ING Oppenheimer Global Portfolio - Initial Class	223,806	501,895	(278,089)	424,638	869,460	(444,822)
ING Oppenheimer Strategic Income Portfolio - Initial Class	281,411	241,866	39,545	234,081	416,450	(182,369)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	57,716	96,465	(38,749)	91,295	253,835	(162,540)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	29,001	112,085	(83,084)	42,927	242,149	(199,222)
ING Thornburg Value Portfolio - Initial Class	30,889	41,042	(10,153)	9,853	53,810	(43,957)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	90,592	148,147	(57,555)	31,367	152,071	(120,704)
ING Van Kampen Equity and Income Portfolio - Initial Class	29,067	191,118	(162,051)	137,838	364,742	(226,904)

61

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	41,184	19,399	21,785	58,250	73,856	(15,606)
ING VP Strategic Allocation Growth Portfolio - Class I	14,244	28,295	(14,051)	27,013	53,306	(26,293)
ING VP Strategic Allocation Moderate Portfolio - Class I	34,242	29,476	4,766	32,407	21,092	11,315
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	4,122	89,189	(85,067)	31,037	320,754	(289,717)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	173,991	95,606	78,385	160,612	171,659	(11,047)
ING VP Growth Portfolio - Class I	73,187	163,263	(90,076)	111,273	58,645	52,628
ING VP Index Plus LargeCap Portfolio - Class I	51,786	133,180	(81,394)	270,500	2,049,814	(1,779,314)
ING VP Index Plus MidCap Portfolio - Class I	159,457	47,459	111,998	151,305	40,751	110,554
ING VP Index Plus SmallCap Portfolio - Class I	141	-	141	118	-	118
ING VP International Equity Portfolio - Class I	75,085	239,409	(164,324)	172,372	187,030	(14,658)
ING VP Small Company Portfolio - Class I	151,522	159,064	(7,542)	236,196	220,525	15,671
ING VP Value Opportunity Portfolio - Class I	2,787	21,184	(18,397)	16,891	54,197	(37,306)
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	45,806	130,505	(84,699)	575,486	153,075	422,411
ING VP International Value Portfolio - Class I	35,668	51,043	(15,375)	116,601	154,447	(37,846)
ING VP SmallCap Opportunities Portfolio - Class I	348	-	348	309	-	309
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	249,008	252,869	(3,861)	453,086	289,564	163,522
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	175,110	116,562	58,548	149,428	209,834	(60,406)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	1,094,086	959,572	134,514	1,962,607	1,883,786	78,821
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	-	10,840	(10,840)	-	5,365	(5,365)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	231,570	90,027	141,543	254,368	45,079	209,289

62

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA	4	227	(223)	23,174	464,885	(441,711)
Oppenheimer Main Street Small Cap Fund®/VA	120	-	120	-	-	-
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	-	-	-	35	-	35
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	954	1	953	367	320	47
Pioneer Mid Cap Value VCT Portfolio - Class I	-	-	-	16	-	16

63

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 8. Unit Summary

Unit value information for units outstanding, by Contract type, as of December 31, 2007 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Core Equity Fund - Series I Shares
Contracts in accumulation period:
ILIAC III	673,262.865	$ 10.48	$ 7,055,795
	673,262.865		$ 7,055,795

Calvert Social Balanced Portfolio
Contracts in accumulation period:
ILIAC I	12,925.017	$ 13.66	$ 176,556
ILIAC II	2,599.515	13.57	35,275
ILIAC III	30.332	11.66	354
	15,554.864		$ 212,185

EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ILIAC III	464,941.173	$ 19.51	$ 9,071,002
	464,941.173		$ 9,071,002

Federated American Leaders Fund II
Annuity contracts in payout	3,468.466	$ 18.68	$ 64,791
Contracts in accumulation period:
ILIAC I	1,295,736.362	23.57	30,540,506
	1,299,204.828		$ 30,605,297

Federated Capital Income Fund II
Annuity contracts in payout	2,146.393	14.03	30,114
Contracts in accumulation period:
ILIAC I	229,094.444	15.74	3,605,947
	231,240.837		$ 3,636,061

Federated Equity Income Fund II
Annuity contracts in payout	4,307.048	14.71	63,357
Contracts in accumulation period:
ILIAC I	427,854.642	17.09	7,312,036
	432,161.690		$ 7,375,393

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
ILIAC I	74,990.794	16.69	1,251,596
	74,990.794		$ 1,251,596

Federated High Income Bond Fund II
Annuity contracts in payout	823.795	16.06	13,230
Contracts in accumulation period:
ILIAC I	256,311.523	18.13	4,646,928
	257,135.318		$ 4,660,158

Federated International Equity Fund II
Annuity contracts in payout	2,033.726	20.51	41,712
Contracts in accumulation period:
ILIAC I	279,293.055	21.55	6,018,765
	281,326.781		$ 6,060,477

64

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
ILIAC I	340,955.469	29.57	10,082,053
	340,955.469		$ 10,082,053

Federated Prime Money Fund II
Contracts in accumulation period:
ILIAC I	68,612.838	13.22	907,062
	68,612.838		$ 907,062

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	747,375.440	24.81	18,542,385
ILIAC II	167,210.740	16.49	2,757,305
ILIAC III	3,261.344	14.90	48,594
	917,847.524		$ 21,348,284

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
ILIAC III	1.906	$ 10.43	$ 20
	1.906		$ 20

Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout	295.922	$ 10.71	$ 3,169
	295.922		$ 3,169

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	572,159.015	35.15	20,111,389
ILIAC II	111,430.705	23.55	2,624,193
ILIAC III	228,180.343	17.24	3,933,829
	911,770.063		$ 26,669,411

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	365,034.824	$ 25.18	$ 9,191,577
ILIAC II	86,806.237	14.86	1,289,941
	451,841.061		$ 10,481,518

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	15,323.523	$ 17.12	$ 262,339
	15,323.523		$ 262,339

The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ILIAC III	1,786,448.819	$ 14.77	26,385,849
	1,786,448.819		$ 26,385,849

65

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Annuity contracts in payout	4,796.804	$ 9.78	$ 46,913
Contracts in accumulation period:
ILIAC I	278,695.894	9.77	2,722,859
ILIAC II	35,574.645	9.78	347,920
ILIAC III	53.753	10.42	560
	319,121.096		$ 3,118,252

ING Evergreen Omega Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	72,799.839	$ 11.72	$ 853,214
	72,799.839		$ 853,214

ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	191,674.524	11.16	2,139,088
ILIAC II	56,585.727	11.19	633,194
	248,260.251		$ 2,772,282

ING FMRSM Large Cap Growth Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	662,915.186	$ 10.27	$ 6,808,139
ILIAC II	106,467.532	10.31	1,097,680
	769,382.718		$ 7,905,819

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	21,629.312	14.18	306,704
	21,629.312		$ 306,704

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
ILIAC I	57,901.261	20.16	1,167,289
ILIAC II	12,984.027	20.23	262,667
	70,885.288		$ 1,429,956

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	98,827.953	$ 12.27	$ 1,212,619
ILIAC II	1,731.197	12.32	21,328
	100,559.150		$ 1,233,947

ING Marsico International Opportunities Portfolio - Service
Class
Contracts in accumulation period:
ILIAC I	81,551.618	$ 12.70	$ 1,035,706
ILIAC II	9,731.975	12.74	123,985
	91,283.593		$ 1,159,691

66

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	598,110.873	11.86	7,093,595
ILIAC II	136,399.662	11.91	1,624,520
	734,510.535		$ 8,718,115

ING Oppenheimer Main Street Portfolio® - Institutional Class
Contracts in accumulation period:
ILIAC I	21,881.516	$ 12.93	$ 282,928
ILIAC II	8,762.953	12.98	113,743
	30,644.469		$ 396,671

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	93,630.966	$ 11.45	$ 1,072,075
ILIAC II	2,035.755	11.49	23,391
	95,666.721		$ 1,095,466

ING Pioneer Fund Portfolio - Institutional Class
Annuity contracts in payout	398.390	12.42	4,948
	398.390		$ 4,948

ING Stock Index Portfolio - Institutional Class
ILIAC III	1,525,491.649	13.55	20,670,412
	1,525,491.649		$ 20,670,412

ING VP Index Plus International Equity Portfolio - Institutional
Class
Annuity contracts in payout	39,543.646	$ 9.41	$ 372,106
Contracts in accumulation period:
ILIAC I	375,726.243	9.62	3,614,486
ILIAC II	72,929.363	9.63	702,310
ILIAC III	4.171	9.56	40
	488,203.423		$ 4,688,942

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ILIAC III	63,515.476	$ 18.55	$ 1,178,212
	63,515.476		$ 1,178,212

ING JPMorgan International Portfolio - Initial Class
Annuity contracts in payout	2,195.212	$ 19.00	$ 41,709
Contracts in accumulation period:
ILIAC I	80,810.217	17.81	1,439,230
ILIAC II	12,412.006	17.06	211,749
ILIAC III	276.641	12.17	3,367
	95,694.076		$ 1,696,055

67

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class
Annuity contracts in payout	358.688	$ 11.25	$ 4,035
Contracts in accumulation period:
ILIAC I	445,030.001	11.33	5,042,190
ILIAC II	39,988.566	10.04	401,485
ILIAC III	2,001.756	7.18	14,373
	487,379.011		$ 5,462,083

ING Lord Abbett U.S. Government Securities Portfolio - Initial
Class
Contracts in accumulation period:
ILIAC I	53,148.773	$ 11.04	$ 586,762
ILIAC II	2,243.593	11.06	24,814
	55,392.366		$ 611,576

ING Neuberger Berman Partners Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	240,029.056	$ 11.09	$ 2,661,922
ILIAC II	113,556.086	11.12	1,262,744
	353,585.142		$ 3,924,666

ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	5,211.654	$ 14.26	$ 74,318
Contracts in accumulation period:
ILIAC I	1,154,427.027	14.67	16,935,444
ILIAC II	149,191.446	14.73	2,197,590
ILIAC III	1,445,094.514	14.39	20,794,910
	2,753,924.641		$ 40,002,262

ING Oppenheimer Strategic Income Portfolio - Initial Class
Annuity contracts in payout	680.499	$ 11.64	$ 7,921
Contracts in accumulation period:
ILIAC I	426,900.905	11.58	4,943,512
ILIAC II	89,895.516	11.63	1,045,485
ILIAC III	491,714.462	11.59	5,698,971
	1,009,191.382		$ 11,695,889

ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Contracts in accumulation period:
ILIAC I	282,337.643	$ 14.06	$ 3,969,667
ILIAC II	31,599.970	14.12	446,192
	313,937.613		$ 4,415,859

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Annuity contracts in payout	7,009.413	17.33	121,473
Contracts in accumulation period:
ILIAC I	395,796.188	24.59	9,732,628
ILIAC II	67,347.423	17.33	1,167,131
ILIAC III	26,577.238	13.16	349,756
	496,730.262		$ 11,370,988

68

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class
Annuity contracts in payout	1,213.035	$ 19.73	$ 23,933
Contracts in accumulation period:
ILIAC I	97,020.869	15.15	1,469,866
ILIAC II	20,758.417	14.54	301,827
	118,992.321		$ 1,795,626

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	326,655.223	12.01	3,923,129
ILIAC II	43,208.843	13.29	574,246
	369,864.066		$ 4,497,375

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	471,290.151	12.34	5,815,720
ILIAC II	81,815.122	12.39	1,013,689
ILIAC III	35.566	12.25	436
	553,140.839		$ 6,829,845

ING VP Strategic Allocation Conservative Portfolio - Class I
Annuity contracts in payout	195.875	$ 17.01	$ 3,332
Contracts in accumulation period:
ILIAC I	83,592.609	18.65	1,559,002
ILIAC II	856.393	14.20	12,161
	84,644.877		$ 1,574,495

ING VP Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
ILIAC I	94,338.882	20.68	1,950,928
ILIAC II	10,704.494	13.69	146,545
	105,043.376		$ 2,097,473

ING VP Strategic Allocation Moderate Portfolio - Class I
Annuity contracts in payout	2,120.397	14.47	30,682
Contracts in accumulation period:
ILIAC I	113,872.438	19.46	2,215,958
ILIAC II	7,830.841	13.81	108,144
	123,823.676		$ 2,354,784

ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout	4,316.694	16.10	69,499
Contracts in accumulation period:
ILIAC I	222,093.748	18.86	4,188,688
ILIAC II	74,616.652	11.46	855,107
ILIAC III	4,597.171	9.72	44,685
	305,624.265		$ 5,157,979

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
ILIAC I	101,880.771	$ 4.89	$ 498,197
ILIAC II	5,750.396	4.95	28,464
ILIAC III	541,078.600	5.05	2,732,447
	648,709.767		$ 3,259,108

69

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class I
Annuity contracts in payout	4,151.142	$ 18.63	$ 77,336
Contracts in accumulation period:
ILIAC I	25,704.486	17.92	460,624
ILIAC II	17,976.261	13.20	237,287
ILIAC III	310,896.125	8.80	2,735,886
	358,728.014		$ 3,511,133

ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout	6,570.946	$ 19.91	$ 130,828
Contracts in accumulation period:
ILIAC I	91,167.405	22.24	2,027,563
ILIAC II	41,811.967	15.11	631,779
	139,550.318		$ 2,790,170

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	643,905.287	20.57	13,245,132
	643,905.287		$ 13,245,132

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	460.706	$ 18.65	$ 8,592
	460.706		$ 8,592

ING VP Small Company Portfolio - Class I
Annuity contracts in payout	3,341.443	$ 29.36	$ 98,105
Contracts in accumulation period:
ILIAC I	106,341.075	28.63	3,044,545
ILIAC II	40,022.855	20.76	830,874
ILIAC III	843,760.826	18.99	16,023,018
	993,466.199		$ 19,996,542

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
ILIAC I	55,996.911	$ 21.80	$ 1,220,733
ILIAC II	17,008.956	16.10	273,844
ILIAC III	4,729.903	12.30	58,178
	77,735.770		$ 1,552,755

ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period:
ILIAC I	287,684.650	$ 10.66	$ 3,066,718
ILIAC II	50,027.574	10.69	534,795
	337,712.224		$ 3,601,513

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
ILIAC III	4.276	$ 18.66	$ 80
	4.276		$ 80

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ILIAC III	755.378	$ 9.82	$ 7,418
	755.378		$ 7,418

70

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Annuity contracts in payout	2,235.077	$ 19.64	$ 43,897
Contracts in accumulation period:
ILIAC I	163,716.080	22.08	3,614,851
ILIAC II	61,731.518	15.43	952,517
ILIAC III	1,328,886.069	13.03	17,315,385
	1,556,568.744		$ 21,926,650

ING VP Intermediate Bond Portfolio - Class I
Contracts in accumulation period:
ILIAC I	288,015.017	$ 17.11	$ 4,927,937
ILIAC II	95,428.101	15.40	1,469,593
ILIAC III	141,448.137	14.99	2,120,308
	524,891.255		$ 8,517,838

ING VP Money Market Portfolio - Class I
Annuity contracts in payout	1,454.754	$ 12.79	$ 18,606
Contracts in accumulation period:
ILIAC I	633,870.044	13.65	8,652,326
ILIAC II	193,745.241	12.67	2,454,752
ILIAC III	386,917.702	12.09	4,677,835
	1,215,987.741		$ 15,803,519

Lord Abbett Series Fund - Growth and Income Portfolio - Class
VC
Contracts in accumulation period:
ILIAC III	682,845.097	$ 13.86	$ 9,464,233
	682,845.097		$ 9,464,233

Oppenheimer Main Street Fund®/VA
Annuity contracts in payout	5,121.087	$ 11.11	$ 56,895
	5,121.087		$ 56,895

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ILIAC III	119.611	13.08	1,565
	119.611		$ 1,565

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ILIAC III	35.168	$ 11.93	$ 420
	35.168		$ 420

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	1,058.485	$ 14.20	$ 15,030
	1,058.485		$ 15,030

Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	16.311	$ 17.95	$ 293
	16.311		$ 293

71

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 9. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Core Equity Fund - Series I Shares
2007	673	$10.48	$7,056	1.19%	1.00%	6.94%
2006	647	$9.80	$6,340	0.74%	1.00%	15.57%
2005	337	$8.48	$2,862	1.50%	1.00%	4.31%
2004	345	$8.13	$2,813	1.01%	1.00%	7.82%
2003	334	$7.54	$2,525	1.06%	1.00%	23.20%
Calvert Social Balanced Portfolio
2007	16	$11.66 to $13.66	$212	2.44%	1.00% to 1.40%	1.34% to 1.75%
2006	15	$11.46 to $13.48	$198	2.06%	1.00% to 1.40%	7.24% to 7.71%
2005	19	$10.64 to $12.57	$233	1.26%	1.00% to 1.40%	4.14% to 4.62%
2004	35	$10.17 to $12.07	$417	1.66%	1.00% to 1.40%	6.81% to 7.17%
2003	38	$9.49 to $11.30	$424	2.64%	1.00% to 1.40%	17.59% to 18.18%
EuroPacific Growth Fund® - Class R-4
2007	465	$19.51	$9,071	2.23%	1.00%	17.67%
2006	242	$16.58	$4,011	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Federated American Leaders Fund II
2007	1,299	$18.68 to $23.57	$30,605	1.54%	1.25% to 1.40%	-10.96% to -10.79%
2006	1,690	$20.94 to $26.47	$44,709	1.52%	1.25% to 1.40%	15.19% to 15.37%
2005	2,175	$22.98	$50,030	1.61%	1.40%	3.56%
2004	3,130	$22.19	$69,516	1.46%	1.40%	8.24%
2003	3,991	$20.50	$81,925	1.52%	1.40%	25.92%

72

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated Capital Income Fund II
2007	231	$14.03 to $15.74	$3,636	5.19%	1.25% to 1.40%	2.54% to 2.71%
2006	268	$13.66 to $15.35	$4,115	6.06%	1.25% to 1.40%	14.04% to 14.21%
2005	328	$13.46	$4,443	5.73%	1.40%	4.83%
2004	528	$12.84	$6,812	4.55%	1.40%	8.35%
2003	682	$11.85	$8,126	6.54%	1.40%	18.98%
Federated Equity Income Fund II
2007	432	$14.71 to $17.09	$7,375	2.97%	1.25% to 1.40%	0.65% to 0.75%
2006	559	$14.60 to $16.98	$9,472	2.34%	1.25% to 1.40%	21.37% to 21.67%
2005	774	$13.99	$10,855	2.31%	1.40%	1.89%
2004	1,118	$13.73	$15,392	1.95%	1.40%	11.26%
2003	1,398	$12.34	$17,322	1.88%	1.40%	25.53%
Federated Fund for U.S. Government Securities II
2007	75	$16.69	$1,252	4.58%	1.40%	4.84%
2006	91	$15.92	$1,454	4.73%	1.40%	2.64%
2005	181	$15.51	$2,814	4.21%	1.40%	0.65%
2004	239	$15.41	$3,685	4.81%	1.40%	2.12%
2003	335	$15.09	$5,051	4.20%	1.40%	0.94%
Federated High Income Bond Fund II
2007	257	$16.06 to $18.13	$4,660	8.58%	1.25% to 1.40%	1.97% to 2.16%
2006	344	$15.72 to $17.78	$6,107	8.91%	1.25% to 1.40%	9.28% to 9.39%
2005	446	$16.27	$7,274	9.33%	1.40%	1.18%
2004	769	$16.08	$12,379	7.18%	1.40%	8.94%
2003	982	$14.76	$14,508	7.74%	1.40%	20.49%
Federated International Equity Fund II
2007	281	$20.51 to $21.55	$6,060	0.18%	1.25% to 1.40%	8.02% to 8.12%
2006	362	$18.97 to $19.95	$7,211	0.22%	1.25% to 1.40%	17.22% to 17.46%
2005	466	$17.02	$7,951	0.00%	1.40%	7.52%
2004	642	$15.83	$10,192	0.00%	1.40%	12.51%
2003	833	$14.07	$11,757	0.00%	1.40%	30.04%

73

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2007	341	$29.57	$10,082	-	1.40%	16.37%
2006	440	$25.41	$11,190	-	1.40%	6.72%
2005	594	$23.81	$14,150	-	1.40%	11.11%
2004	820	$21.43	$17,572	-	1.40%	13.81%
2003	1,079	$18.83	$20,317	-	1.40%	38.15%
Federated Prime Money Fund II
2007	69	$13.22	$907	5.00%	1.40%	3.52%
2006	76	$12.77	$973	4.50%	1.40%	2.98%
2005	86	$12.40	$1,062	2.31%	1.40%	1.31%
2004	176	$12.24	$2,153	0.78%	1.40%	-0.57%
2003	306	$12.31	$3,768	0.72%	1.40%	-0.73%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2007	918	$14.90 to $24.81	$21,348	1.69%	1.00% to 1.40%	0.12% to 0.54%
2006	1,157	$14.82 to $24.78	$26,851	3.25%	1.00% to 1.40%	18.51% to 19.04%
2005	1,498	$12.45 to $20.91	$29,126	1.75%	1.00% to 1.40%	4.39% to 4.80%
2004	1,993	$11.88 to $20.03	$36,905	1.59%	1.00% to 1.40%	9.93% to 10.41%
2003	2,298	$10.76 to $18.22	$38,898	1.70%	1.00% to 1.40%	28.49% to 29.02%
Fidelity® VIP Growth Portfolio - Initial Class
2007	-	$10.43	-	-	1.00%	25.66%
2006	1	$8.30	$8	0.76%	1.00%	5.87%
2005	2,713	$7.84 to $16.98	$27,439	0.49%	1.00% to 1.40%	4.30% to 4.67%
2004	2,818	$7.49 to $16.28	$29,108	0.27%	1.00% to 1.40%	1.94% to 2.32%
2003	2,757	$7.32 to $15.97	$29,686	0.24%	1.00% to 1.40%	31.01% to 31.65%
Fidelity® VIP High Income Portfolio - Initial Class
2007	-	$10.71	$3	-	1.25%	1.52%
2006	-	$10.55	$3	0.15%	1.25%	9.78%
2005	523	$12.41	$6,230	13.78%	1.25% to 1.40%	1.31% to 1.42%
2004	856	$9.13 to $12.25	$9,798	8.58%	1.25% to 1.40%	8.02% to 8.18%
2003	1,216	$8.44 to $11.34	$12,642	6.01%	1.25% to 1.40%	25.44% to 25.78%

74

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Fidelity® VIP Contrafund® Portfolio - Initial Class
2007	912	$17.24 to $35.15	$26,669	0.92%	1.00% to 1.40%	15.93% to 16.41%
2006	927	$14.81 to $30.32	$25,766	1.24%	1.00% to 1.40%	10.17% to 10.60%
2005	1,078	$13.39 to $27.52	$27,881	0.30%	1.00% to 1.40%	15.29% to 15.73%
2004	1,263	$11.57 to $23.87	$27,934	0.34%	1.00% to 1.40%	13.88% to 14.33%
2003	1,349	$10.12 to $20.96	$26,252	0.44%	1.00% to 1.40%	26.65% to 27.30%
Fidelity® VIP Index 500 Portfolio - Initial Class
2007	452	$14.86 to $25.18	$10,482	3.61%	1.25% to 1.40%	3.96% to 4.13%
2006	608	$14.27 to $24.22	$13,580	1.96%	1.25% to 1.40%	14.14% to 14.25%
2005	901	$12.49 to $21.22	$17,622	1.95%	1.25% to 1.40%	3.36% to 3.57%
2004	1,249	$12.06 to $20.53	$23,475	1.39%	1.25% to 1.40%	9.03% to 9.24%
2003	1,473	$11.04 to $18.83	$25,584	1.36%	1.25% to 1.40%	26.63% to 26.75%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2007	15	$17.12	$262	4.17%	1.40%	2.88%
2006	16	$16.64	$265	4.04%	1.40%	2.91%
2005	19	$16.17	$301	3.65%	1.40%	0.75%
2004	27	$16.05	$432	4.87%	1.40%	3.02%
2003	41	$15.58	$636	3.93%	1.40%	3.73%
The Growth Fund of America® - Class R-4
2007	1,786	$14.77	$26,386	1.08%	1.00%	9.81%
2006	1,538	$13.45	$20,683	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	319	$9.77 to $10.42	$3,118	(e)	1.00% to 1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

75

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Evergreen Omega Portfolio - Institutional Class
2007	73	$11.72	$853	0.34%	1.40%	10.36%
2006	84	$10.62	$891	0.00%	1.40%	4.42%
2005	107	$10.17	$1,086	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2007	248	$11.16 to $11.19	$2,772	0.29%	1.25% to 1.40%	13.18% to 13.37%
2006	286	$9.86 to $9.87	$2,817	(d)	1.25% to 1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio -
Institutional Class
2007	769	$10.27 to $10.31	$7,906	0.22%	1.25% to 1.40%	2.29% to 2.49%
2006	1,004	$10.04 to $10.06	$10,084	0.00%	1.25% to 1.40%	1.41%
2005	114	$9.90	$1,130	(c)	1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Global Resources Portfolio - Service Class
2007	22	$14.18	$307	(e)	1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2007	71	$20.16 to $20.23	$1,430	1.08%	1.25% to 1.40%	36.86% to 37.06%
2006	53	$14.73 to $14.76	$783	0.83%	1.25% to 1.40%	34.28% to 34.55%
2005	22	$10.97	$241	(c)	1.25% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

76

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Value Opportunities Portfolio - Service
Class
2007	101	$12.27 to $12.32	$1,234	1.16%	1.25% to 1.40%	-2.54% to -2.38%
2006	136	$12.59 to $12.62	$1,709	0.34%	1.25% to 1.40%	18.33% to 18.50%
2005	147	$10.64 to $10.65	$1,561	(c)	1.25% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Marsico International Opportunities Portfolio -
Service Class
2007	91	$12.70 to $12.74	$1,160	0.99%	1.25% to 1.40%	18.80% to 19.07%
2006	80	$10.69 to $10.70	$856	(d)	1.25% to 1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Institutional Class
2007	735	$11.86 to $11.91	$8,718	3.08%	1.25% to 1.40%	2.86% to 3.03%
2006	885	$11.53 to $11.56	$10,208	2.48%	1.25% to 1.40%	10.65% to 10.83%
2005	1,245	$10.42 to $10.43	$12,974	(c)	1.25% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® -
Institutional Class
2007	31	$12.93 to $12.98	$397	1.19%	1.25% to 1.40%	3.03% to 3.18%
2006	35	$12.55 to $12.58	$446	1.04%	1.25% to 1.40%	13.68% to 13.85%
2005	54	$11.04 to $11.05	$597	(c)	1.25% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO High Yield Portfolio - Service Class
2007	96	$11.45 to $11.49	$1,095	6.76%	1.25% to 1.40%	1.42% to 1.50%
2006	141	$11.29 to $11.32	$1,597	6.92%	1.25% to 1.40%	7.42% to 7.60%
2005	167	$10.51 to $10.52	$1,750	(c)	1.25% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

77

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer Fund Portfolio - Institutional Class
2007	-	$12.42	$5	-	1.25%	4.02%
2006	-	$11.94	$5	-	1.25%	15.59%
2005	-	-	$5	(c)	-	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Stock Index Portfolio - Institutional Class
2007	1,525	$13.55	$20,670	1.63%	1.00%	4.23%
2006	1,423	$13.00	$18,504	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2007	488	$9.41 to $9.63	$4,689	(e)	1.00% to 1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Baron Small Cap Growth Portfolio - Service Class
2007	64	$18.55	$1,178	-	1.00%	5.04%
2006	14	$17.66	$252	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan International Portfolio - Initial Class
2007	96	$12.17 to $19.00	$1,696	2.29%	1.00% to 1.40%	8.53% to 8.95%
2006	100	$11.17 to $17.47	$1,623	0.99%	1.00% to 1.40%	20.48% to 20.69%
2005	118	$13.00 to $13.62	$1,618	0.87%	1.25% to 1.40%	8.53% to 8.70%
2004	184	$11.96 to $12.55	$2,312	1.25%	1.25% to 1.40%	17.18% to 17.37%
2003	160	$10.19 to $10.71	$1,701	1.01%	1.25% to 1.40%	27.65% to 27.85%

78

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2007	487	$7.18 to $11.33	$5,462	0.00%	1.00% to 1.40%	-3.00% to -2.58%
2006	601	$7.37 to $11.68	$6,944	0.00%	1.00% to 1.40%	8.75% to 9.19%
2005	770	$6.75 to $10.74	$8,161	0.00%	1.00% to 1.40%	9.93% to 10.29%
2004	971	$6.12 to $9.77	$9,369	0.00%	1.00% to 1.40%	8.19% to 8.70%
2003	1,311	$5.63 to $9.03	$11,703	0.00%	1.00% to 1.40%	36.20% to 36.65%
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
2007	55	$11.04 to $11.06	$612	5.04%	1.25% to 1.40%	5.85% to 5.94%
2006	56	$10.43 to $10.44	$579	(d)	1.25% to 1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Partners Portfolio - Initial Class
2007	354	$11.09 to $11.12	$3,925	0.25%	1.25% to 1.40%	7.36% to 7.54%
2006	533	$10.33 to $10.34	$5,511	(d)	1.25% to 1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Initial Class
2007	2,754	$14.26 to $14.73	$40,002	1.09%	1.00% to 1.40%	5.01% to 5.50%
2006	3,032	$13.56 to $14.00	$41,889	0.07%	1.00% to 1.40%	16.42% to 16.78%
2005	3,470	$11.68 to $12.02	$41,289	(c)	1.00% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Strategic Income Portfolio - Initial
Class
2007	1,009	$11.58 to $11.64	$11,696	4.54%	1.00% to 1.40%	7.22% to 7.61%
2006	970	$10.77 to $10.84	$10,464	0.37%	1.00% to 1.40%	6.93% to 7.38%
2005	1,147	$10.03 to $10.11	$11,614	(c)	1.00% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

79

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2007	314	$14.06 to $14.12	$4,416	0.20%	1.25% to 1.40%	11.85% to 11.97%
2006	353	$12.57 to $12.61	$4,435	0.00%	1.25% to 1.40%	7.53% to 7.78%
2005	515	$11.69 to $11.70	$6,024	(c)	1.25% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2007	497	$13.16 to $24.59	$11,371	0.49%	1.00% to 1.40%	8.37% to 8.76%
2006	580	$12.10 to $22.69	$12,512	0.23%	1.00% to 1.40%	11.72% to 12.24%
2005	772	$10.78 to $20.31	$15,034	0.48%	1.00% to 1.40%	4.69% to 5.07%
2004	998	$10.26 to $19.40	$18,659	0.15%	1.00% to 1.40%	8.44% to 8.92%
2003	1,115	$9.42 to $17.89	$19,372	0.15%	1.00% to 1.40%	29.17% to 29.57%
ING Thornburg Value Portfolio - Initial Class
2007	119	$14.54 to $19.73	$1,796	0.55%	1.25% to 1.40%	5.72% to 5.90%
2006	129	$13.73 to $18.63	$1,843	0.48%	1.25% to 1.40%	15.19% to 15.38%
2005	171	$11.90 to $12.44	$2,132	0.77%	1.25% to 1.40%	0.16% to 0.34%
2004	247	$11.86 to $12.42	$3,062	0.41%	1.25% to 1.40%	11.29% to 11.47%
2003	290	$10.64 to $11.16	$3,225	0.19%	1.25% to 1.40%	26.24% to 26.37%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2007	370	$12.01 to $13.29	$4,497	0.74%	1.25% to 1.40%	-0.25% to -0.08%
2006	427	$12.04 to $13.30	$5,193	0.79%	1.25% to 1.40%	12.95% to 13.10%
2005	548	$10.66 to $11.76	$5,898	0.87%	1.25% to 1.40%	7.89% to 7.99%
2004	701	$9.88 to $10.89	$6,993	0.71%	1.25% to 1.40%	13.04% to 13.32%
2003	828	$8.74 to $9.61	$7,314	0.56%	1.25% to 1.40%	23.27% to 23.36%
ING Van Kampen Equity and Income Portfolio - Initial
Class
2007	553	$12.25 to $12.39	$6,830	2.34%	1.00% to 1.40%	2.07% to 2.51%
2006	715	$11.95 to $12.12	$8,649	1.98%	1.00% to 1.40%	11.12% to 11.58%
2005	942	$10.71 to $10.89	$10,252	(c)	1.00% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

80

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Strategic Allocation Conservative Portfolio -
Class I
2007	85	$14.20 to $18.65	$1,574	3.34%	1.25% to 1.40%	4.31% to 4.49%
2006	63	$13.59 to $17.88	$1,118	2.27%	1.25% to 1.40%	6.87% to 7.03%
2005	78	$12.38 to $16.73	$1,280	2.38%	1.25% to 1.40%	2.39% to 2.58%
2004	102	$12.38 to $16.34	$1,589	1.85%	1.25% to 1.40%	6.45% to 6.63%
2003	109	$11.61 to $15.35	$1,648	2.37%	1.25% to 1.40%	12.04% to 12.17%
ING VP Strategic Allocation Growth Portfolio - Class I
2007	105	$13.69 to $20.68	$2,097	1.55%	1.25% to 1.40%	3.56% to 3.71%
2006	119	$13.20 to $19.97	$2,303	1.63%	1.25% to 1.40%	11.63% to 11.77%
2005	145	$11.81 to $17.89	$2,546	1.10%	1.25% to 1.40%	4.68% to 4.88%
2004	107	$11.26 to $17.09	$1,793	0.83%	1.25% to 1.40%	10.47% to 10.61%
2003	74	$10.18 to $15.47	$1,094	1.11%	1.25% to 1.40%	22.58% to 22.80%
ING VP Strategic Allocation Moderate Portfolio - Class I
2007	124	$13.81 to $19.46	$2,355	2.21%	1.25% to 1.40%	3.95% to 4.18%
2006	119	$13.26 to $18.72	$2,168	1.68%	1.25% to 1.40%	9.67% to 9.86%
2005	108	$12.07 to $17.07	$1,787	1.69%	1.25% to 1.40%	3.20% to 3.34%
2004	94	$11.68 to $16.54	$1,510	1.49%	1.25% to 1.40%	8.67% to 8.85%
2003	70	$10.73 to $15.22	$1,035	1.13%	1.25% to 1.40%	17.80% to 18.04%
ING VP Growth and Income Portfolio - Class I
2007	306	$9.72 to $18.86	$5,158	1.26%	1.00% to 1.40%	5.90% to 6.35%
2006	391	$9.14 to $17.81	$6,260	0.95%	1.00% to 1.40%	12.65% to 12.98%
2005	676	$8.09 to $15.81	$9,080	0.98%	1.00% to 1.40%	6.61% to 7.15%
2004	836	$7.55 to $14.83	$10,555	2.28%	1.00% to 1.40%	6.84% to 7.24%
2003	977	$7.04 to $13.88	$11,684	0.00%	1.00% to 1.40%	24.37% to 24.82%
ING VP Global Science and Technology Portfolio -
Class I
2007	649	$4.89 to $5.05	$3,259	0.00%	1.00% to 1.40%	17.27% to 17.99%
2006	570	$4.17 to $4.28	$2,432	0.00%	1.00% to 1.40%	5.78% to 6.20%
2005	581	$3.94 to $4.03	$2,334	0.00%	1.00% to 1.40%	10.06% to 10.56%
2004	593	$3.58 to $3.65	$2,151	0.00%	1.00% to 1.40%	-2.45% to -2.14%
2003	784	$3.67 to $3.73	$2,897	0.00%	1.00% to 1.40%	43.36% to 44.02%

81

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth Portfolio - Class I
2007	359	$8.80 to $18.63	$3,511	0.16%	1.00% to 1.40%	16.21% to 16.71%
2006	449	$7.54 to $16.00	$3,975	0.05%	1.00% to 1.40%	1.25% to 1.62%
2005	391	$7.42 to $15.23	$3,378	0.66%	1.00% to 1.40%	7.78% to 8.32%
2004	383	$6.85 to $14.13	$3,236	0.13%	1.00% to 1.40%	5.76% to 6.20%
2003	368	$6.45 to $13.36	$3,073	-	1.00% to 1.40%	28.46% to 29.00%
ING VP Index Plus LargeCap Portfolio - Class I
2007	140	$15.11 to $22.24	$2,790	1.41%	1.25% to 1.40%	3.54% to 3.71%
2006	221	$10.40 to $21.48	$4,295	1.79%	1.00% to 1.40%	12.99% to 13.41%
2005	1,991	$9.17 to $19.01	$20,638	1.22%	1.00% to 1.40%	3.88% to 4.32%
2004	1,802	$8.79 to $18.30	$18,465	1.00%	1.00% to 1.40%	9.06% to 9.46%
2003	1,638	$8.03 to $16.78	$16,152	1.05%	1.00% to 1.40%	24.39% to 24.88%
ING VP Index Plus MidCap Portfolio - Class I
2007	644	$20.57	$13,245	0.74%	1.00%	4.42%
2006	532	$19.70	$10,478	0.56%	1.00%	8.36%
2005	421	$18.18	$7,660	0.71%	1.00%	10.05%
2004	5	$16.52	$85	-	1.00%	15.44%
2003	4	$14.31	$63	-	1.00%	31.04%
ING VP Index Plus SmallCap Portfolio - Class I
2007	-	$18.65	$9	-	1.00%	-7.17%
2006	1	$20.09	$6	0.33%	1.00%	12.68%
2005	-	$17.83	$4	0.24%	1.00%	6.58%
2004	-	$16.73	$3	-	1.00%	20.79%
2003	3	$13.85	$37	-	1.00%	34.86%
ING VP Small Company Portfolio - Class I
2007	993	$18.99 to $29.36	$19,997	0.18%	1.00% to 1.40%	4.37% to 4.86%
2006	1,001	$18.11 to $28.08	$19,652	0.39%	1.00% to 1.40%	15.20% to 15.64%
2005	981	$15.66 to $23.81	$17,154	0.14%	1.00% to 1.40%	8.72% to 9.13%
2004	948	$14.35 to $21.90	$16,310	0.27%	1.00% to 1.40%	12.77% to 13.26%
2003	940	$12.67 to $19.42	$15,188	0.25%	1.00% to 1.40%	35.52% to 36.09%

82

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Value Opportunity Portfolio - Class I
2007	78	$12.30 to $21.80	$1,553	1.68%	1.00% to 1.40%	1.58% to 1.99%
2006	96	$12.06 to $21.46	$1,895	1.42%	1.00% to 1.40%	14.39% to 14.86%
2005	133	$10.50 to $18.76	$2,278	2.11%	1.00% to 1.40%	5.57% to 5.95%
2004	195	$9.91 to $17.77	$3,146	1.06%	1.00% to 1.40%	8.55% to 9.14%
2003	204	$9.08 to $16.37	$3,076	0.79%	1.00% to 1.40%	22.90% to 23.37%
ING VP High Yield Bond Portfolio - Class I
2007	338	$10.66 to $10.69	$3,602	7.60%	1.25% to 1.40%	0.47% to 0.66%
2006	422	$10.61 to $10.62	$4,482	(d)	1.25% to 1.40%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP International Value Portfolio - Class I
2007	-	$18.66	$0	8.59%	1.00%	12.27%
2006	15	$16.62	$256	5.68%	1.00%	28.14%
2005	53	$12.97	$690	2.41%	1.00%	8.35%
2004	11	$11.97	$134	(b)	1.00%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class I
2007	1	$9.82	$7	-	1.00%	8.99%
2006	-	$9.01	$4	-	1.00%	11.51%
2005	-	$8.08	$1	(c)	1.00%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Balanced Portfolio - Class I
2007	1,557	$13.03 to $22.08	$21,927	2.66%	1.00% to 1.40%	4.10% to 4.49%
2006	1,560	$12.47 to $21.21	$21,439	2.14%	1.00% to 1.40%	8.44% to 8.91%
2005	1,394	$11.45 to $19.56	$17,405	2.40%	1.00% to 1.40%	2.79% to 3.25%
2004	1,239	$11.09 to $19.03	$15,527	1.93%	1.00% to 1.40%	7.88% to 8.30%
2003	1,092	$10.24 to $17.64	$13,216	1.95%	1.00% to 1.40%	17.21% to 17.70%

83

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Intermediate Bond Portfolio - Class I
2007	525	$14.99 to $17.11	$8,518	3.99%	1.00% to 1.40%	4.52% to 4.97%
2006	466	$14.28 to $16.37	$7,341	3.78%	1.00% to 1.40%	2.63% to 3.03%
2005	527	$13.86 to $15.95	$8,134	3.70%	1.00% to 1.40%	1.66% to 2.14%
2004	569	$13.57 to $15.69	$8,673	7.86%	1.00% to 1.40%	1.57% to 3.61%
2003	743	$13.57 to $15.17	$11,032	1.87%	1.25% to 1.40%	4.84% to 4.95%
ING VP Money Market Portfolio - Class I
2007	1,216	$12.09 to $13.65	$15,804	4.07%	1.00% to 1.40%	3.64% to 4.04%
2006	1,081	$11.62 to $13.17	$13,658	2.98%	1.00% to 1.40%	3.38% to 3.84%
2005	1,002	$11.19 to $12.74	$12,320	1.39%	1.00% to 1.40%	1.59% to 2.01%
2004	1,106	$10.97 to $12.54	$13,362	1.11%	1.00% to 1.40%	-0.32% to 0.09%
2003	1,630	$10.96 to $12.58	$19,909	2.08%	1.00% to 1.40%	-0.55% to 0.09%
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
2007	683	$13.86	$9,464	1.38%	1.00%	2.44%
2006	541	$13.53	$7,324	1.53%	1.00%	16.04%
2005	332	$11.66	$3,871	1.53%	1.00%	2.28%
2004	77	$11.40	$883	(b)	1.00%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Main Street Fund®/VA
2007	5	$11.11	$57	1.74%	1.25%	3.06%
2006	5	$10.78	$58	2.24%	1.25%	13.59%
2005	441	$11.02 to $14.24	$5,863	1.52%	1.25% to 1.40%	4.48% to 4.65%
2004	641	$10.53 to $13.63	$8,147	0.82%	1.25% to 1.40%	7.92% to 8.00%
2003	672	$9.75 to $12.63	$7,918	0.89%	1.25% to 1.40%	25.05% to 25.16%
Oppenheimer Main Street Small Cap Fund®/VA
2007	-	$13.08	$2	(e)	1.00%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

84

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

PIMCO Real Return Portfolio - Administrative Class
2007	-	$11.93	-	-	1.00%	9.45%
2006	-	$10.90	-	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Equity Income VCT Portfolio - Class I
2007	1	$14.20	$15	-	1.00%	-0.21%
2006	-	$14.23	$1	5.20%	1.00%	21.21%
2005	-	$11.74	$1	2.71%	1.00%	4.63%
2004	-	$11.22	-	-	1.00%	-
2003	-	-	-	(a)	-	(a)
Pioneer Mid Cap Value VCT Portfolio - Class I
2007	-	$17.95	-	-	1.00%	4.48%
2006	-	$17.18	-	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

(a)	As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.

(b)	As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.

(c)	As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.

(d)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.

(e)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

85

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2
Consolidated Financial Statements:
Consolidated Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3
Consolidated Balance Sheets as of
December 31, 2007 and 2006	C-4
Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2007, 2006, and 2005	C-6
Consolidated Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7
Notes to Consolidated Financial Statements	C-9

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and
Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S.
generally accepted accounting principles.

As discussed in Note 14 to the financial statements, the Company restated 2006 and 2005 retained earnings (deficit), asset, and liability amounts presented in their consolidated balance sheets and changes in shareholder’s equity.

/s/ Ernst & Young LLP

Atlanta, Georgia March 25, 2008

C-2

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations (In millions)

	Year Ended December 31,
	2007	2006	2005

Revenue:

Net investment income	$ 1,054.7	$ 1,029.7	$ 1,037.1
Fee income	789.3	714.8	609.6

Premiums	46.8	37.5	43.2
Broker-dealer commission revenue	568.4	429.2	378.1

Net realized capital gains (losses)	(8.2)	3.0	22.0
Other income	0.9	15.7	7.7

Total revenue	2,451.9	2,229.9	2,097.7

Benefits and expenses:

Interest credited and other benefits

to contractowners	822.2	783.7	739.6
Operating expenses	652.2	568.3	524.3

Broker-dealer commission expense	568.4	429.2	378.1
Amortization of deferred policy acquisition
cost and value of business acquired	129.2	21.3	159.9

Interest expense	5.5	2.9	1.6

Total benefits and expenses	2,177.5	1,805.4	1,803.5

Income before income taxes	274.4	424.5	294.2
Income tax expense	56.0	122.7	21.5

Net income	$ 218.4	$ 301.8	$ 272.7

The accompanying notes are an integral part of these consolidated financial statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2007	2006

		(Restated)
Assets
Investments:

Fixed maturities, available-for-sale, at fair value

(amortized cost of $13,374.7 at 2007 and $15,150.1 at 2006)	$ 13,316.3	$ 15,112.2
Equity securities, available-for-sale, at fair value
(cost of $440.1 at 2007 and $233.6 at 2006)	446.4	251.7

Mortgage loans on real estate	2,089.4	1,879.3
Policy loans	273.4	268.9

Limited partnerships/corporations	636.1	359.2
Other investments	202.7	39.7

Securities pledged (amortized cost of $940.2 at 2007 and $1,106.2 at 2006)	934.1	1,099.5

Total investments	17,898.4	19,010.5

Cash and cash equivalents	252.3	311.2
Short-term investments under securities loan agreement	183.9	283.1

Accrued investment income	168.3	180.4
Receivables for securities sold	5.6	90.1

Reinsurance recoverable	2,594.4	2,715.4
Deferred policy acquisition costs	728.6	622.6

Value of business acquired	1,253.2	1,340.2
Notes receivable from affiliate	175.0	175.0

Short-term loan to affiliate	-	45.0
Due from affiliates	10.6	9.1

Property and equipment	147.4	75.1
Other assets	112.1	73.8

Assets held in separate accounts	48,091.2	43,550.8

Total assets	$ 71,621.0	$ 68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets (In millions, except share data)

	As of December 31,
	2007	2006

		(Restated)
Liabilities and Shareholder's Equity

Future policy benefits and claims reserves	$ 18,569.1	$ 19,984.1
Payables for securities purchased	0.2	42.6

Payables under securities loan agreement	165.1	283.1
Notes payable	9.9	-

Borrowed money	738.4	833.2
Due to affiliates	130.7	82.8

Current income taxes	56.8	59.8
Deferred income taxes	275.9	261.1

Other liabilities	542.7	371.1
Liabilities related to separate accounts	48,091.2	43,550.8

Total liabilities	68,580.0	65,468.6

Shareholder's equity

Common stock (100,000 shares authorized; 55,000

issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,159.3	4,299.5

Accumulated other comprehensive loss	(33.8)	(14.0)
Retained earnings (deficit)	(1,087.3)	(1,274.6)

Total shareholder's equity	3,041.0	3,013.7

Total liabilities and shareholder's equity	$ 71,621.0	$ 68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Consolidated Statements of Changes in Shareholder’s Equity (In millions)

		Accumulated	Retained	Total
	Additional	Other	Earnings	Shareholder's
Common	Paid-In	Comprehensive	(Deficit)	Equity
Stock	Capital	Income (Loss)	(Restated)	(Restated)

Balance at December 31, 2004 Prior period adjustment ($43.1 pretax) Balance at January 1, 2005 Comprehensive income:

$ 2.8	$ 4,566.8	$ 67.1	$ (1,877.1)	$ 2,759.6
-	-	-	28.0	28.0

2.8	4,566.8	67.1	(1,849.1)	2,787.6

Net income	-	-	-	272.7	272.7
Other comprehensive loss, net of tax:

Change in net unrealized capital gains (losses)

on securities ($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability ($(1.1) pretax)	-	-	5.1	-	5.1

Total comprehensive income					200.3

Dividends paid	-	(20.5)	-	-	(20.5)

Employee share-based payments	-	3.3	-	-	3.3

Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,576.4)	2,970.7

Comprehensive income:
Net income	-	-	-	301.8	301.8

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)

Pension liability and FAS No. 158

transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5

					293.6

Total comprehensive income

Cumulative effect of change in accounting

principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)

Employee share-based payments	-	5.9	-	-	5.9

Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7

Cumulative effect of change in

accounting principle	-	-	-	(31.1)	(31.1)

Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6

Comprehensive income:
Net income	-	-	-	218.4	218.4

Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)

Pension liability ($7.1 pretax)	-	-	4.6	-	4.6

Total comprehensive income					198.6

Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8

Balance at December 31, 2007	$ 2.8	$ 4,159.3	$ (33.8)	$ (1,087.3)	$ 3,041.0

The accompanying notes are an integral part of these consolidated financial statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2007	2006	2005

Cash Flows from Operating Activities:

Net income	$ 218.4	$ 301.8	$ 272.7
Adjustments to reconcile net income to
net cash provided by operating activities:

Capitalization of deferred policy acquisition costs, value

of business acquired, and sales inducements	(193.4)	(191.0)	(174.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	133.9	25.9	165.8

Net accretion/decretion of discount/premium	72.7	83.8	115.5
Future policy benefits, claims reserves, and
interest credited	599.0	662.5	634.2

Provision for deferred income taxes	30.4	75.6	11.0
Net realized capital losses (gains)	8.2	(3.0)	(22.0)

Depreciation	18.2	12.6	12.0
Change in:

Accrued investment income	12.1	23.2	(21.6)
Reinsurance recoverable	121.0	81.3	104.6

Other receivable and assets accruals	(37.0)	(20.1)	2.6
Due to/from affiliates	46.4	20.4	4.6

Other payables and accruals	17.8	86.3	(49.8)
Other, net	(16.4)	5.9	3.3

Net cash provided by operating activities	1,031.3	1,165.2	1,058.9

Cash Flows from Investing Activities:

Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,235.6	10,355.2	19,232.3

Equity securities, available-for-sale	113.8	91.7	119.8
Mortgage loans on real estate	205.4	197.0	179.0

Acquisition of:
Fixed maturities, available-for-sale	(8,425.5)	(8,802.1)	(19,435.9)

Equity securities, available-for-sale	(243.9)	(149.1)	(120.4)
Mortgage loans on real estate	(415.1)	(680.3)	(484.8)

Policy loans	(4.5)	(6.5)	0.3
Derivatives, net	32.2	1.4	4.2

Limited partnerships, net	(279.5)	(237.6)	(46.3)
Other investments	(182.1)	(4.0)	(1.5)

Purchases of property and equipment, net	(90.5)	(54.5)	(14.2)

Net cash provided by (used in) investing activities	945.9	711.2	(567.5)

The accompanying notes are an integral part of these consolidated financial statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows (In millions)

	Year Ended December 31,
	2007	2006	2005

Cash Flows from Financing Activities:

Deposits received for investment contracts	1,600.0	1,875.7	2,024.2
Maturities and withdrawals from investment contracts	(3,451.2)	(3,420.7)	(2,237.5)

Short-term loans to affiliates	45.0	86.0	(106.0)
Short-term borrowings	(94.8)	(107.9)	(116.3)

Notes payable	9.9	-	-
Dividends to Parent	(145.0)	(256.0)	(20.5)

Net cash used in financing activities	(2,036.1)	(1,822.9)	(456.1)

Net (decrease) increase in cash and cash equivalents	(58.9)	53.5	35.3

Cash and cash equivalents, beginning of year	311.2	257.7	222.4

Cash and cash equivalents, end of year	$ 252.3	$ 311.2	$ 257.7

Supplemental cash flow information:
Income taxes paid, net	$ 45.1	$ 37.6	$ 47.1

Interest paid	$ 44.6	$ 40.8	$ 32.0

The accompanying notes are an integral part of these consolidated financial statements.

C-8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut.

ILIAC and its wholly-owned subsidiaries

(collectively, the “Company”) are providers of financial products and services in the
United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries,
ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a
direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”),
which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American
Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a
New York corporation registered as a broker-dealer under the Securities Exchange Act of
1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006,
ILIAC organized DSL as a wholly-owned Delaware limited liability company. On
December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business
Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles
Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The consolidated financial statements give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

C-9

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	2006		2005

Total revenue	$ 594.9		$ 507.7
Net income		35.8		28.2

Additional paid-in capital:
Dividends paid		25.0		20.5

Employee share-based payments		0.1		0.2

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor
Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit”
organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities)
annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-
keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the
Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension and retirement savings plan administrative services.

The Company has one operating segment.

C-10

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB
Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing
FIN 48, the Company recognized a cumulative effect of change in accounting principle of
$2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with
Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA")
issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for
Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance
Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises”
(“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No.
97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration
Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No.
97”), as investment contracts.

C-11

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the
Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007
Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the FASB issued FAS No. 158, “Employers' Accounting for Defined
Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements
No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

§	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;

§	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and

§	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s
Consolidated Balance Sheets at December 31, 2006 was $(0.5) .

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid
Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No.
155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and
Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

C-12

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

§	Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

§	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

§	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business
Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business
Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

§	Acquisition-related costs to be recognized separately and generally expensed;

§	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;

§	Contractual contingencies acquired to be recorded at acquisition-date fair values;

§	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and

§	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after
December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after
January 1, 2009.

C-13

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial
Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value.
The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred.
Items eligible for the fair value option include:

§	Certain recognized financial assets and liabilities;

§	Rights and obligations under certain insurance contracts that are not financial instruments;

§	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and

§	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS
No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

C-14

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, DAC,
VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis.
Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the
Emerging Issues Task Force (“EITF”) Issue No. 99-20 “Recognition of Interest Income
and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial
Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

C-15

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized
capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods:
published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

The fair values for actively traded equity securities are based on quoted market prices.
For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

C-16

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-
downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At
December 31, 2007 and 2006, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of and 16.8% and 17.7% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank
Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in
Borrowed money on the Consolidated Balance Sheets.

C-17

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated
Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.
The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated
Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of
Operations.

C-18

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated
Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with Statement of
Position 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the
Consolidated Statements of Operations.

C-19

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings.
Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of
DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised
(“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization.
Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2007 and 2006, total accumulated depreciation and amortization was
$120.7 and $107.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

C-20

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.6% to 7.8% for the years 2007, 2006, and 2005. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-
rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2007, 2006, and 2005, reserve interest rates ranged from 5.1% to 5.9% .

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation
(“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the
Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.
C-21

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The
GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both
Premiums and Interest credited and other benefits to contractowners in the Consolidated
Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-22

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital losses of $11.0 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business.

Reinsurance permits recovery of a

portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.6 billion and
$2.7 billion at December 31, 2007 and 2006, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the
Company’s individual life insurance business in 1998 (see the Reinsurance footnote).
Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the
Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

C-23

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

2.	Investments

	Fixed Maturities and Equity Securities

	Fixed maturities and equity securities, available-for-sale, were as follows as of
	December 31, 2007.

			Gross	Gross
			Unrealized	Unrealized
		Amortized	Capital	Capital	Fair
		Cost	Gains	Losses	Value

	Fixed maturities:

	U.S. Treasuries	$ 11.2	$ 0.7	$ -	$ 11.9
	U.S. government agencies and authorities	0.6	-	-	0.6

	State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

	U.S. corporate securities:

	Public utilities	1,049.1	10.8	15.6	1,044.3
	Other corporate securities	3,855.1	46.1	65.2	3,836.0

	Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

	Foreign securities(1):

	Government	379.3	17.1	6.6	389.8
	Other	1,955.8	29.9	40.3	1,945.4

	Total foreign securities	2,335.1	47.0	46.9	2,335.2

	Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
	Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7

	Other asset-backed securities	924.3	5.5	41.5	888.3

	Total fixed maturities, including

	securities pledged	14,314.9	222.7	287.2	14,250.4
	Less: securities pledged	940.2	8.0	14.1	934.1

	Total fixed maturities	13,374.7	214.7	273.1	13,316.3
	Equity securities	440.1	13.8	7.5	446.4

	Total investments, available-for-sale	$ 13,814.8	$ 228.5	$ 280.6	$ 13,762.7

	(1) Primarily U.S. dollar denominated.

C-24

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value

Fixed maturities:

U.S. Treasuries	$ 25.5	$ 0.1	$ -	$ 25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9

State, municipalities, and political subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:

Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1

Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):

Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4

Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7

Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7

Less: securities pledged	1,106.2	6.4	13.1	1,099.5

Total fixed maturities	15,150.1	188.1	226.0	15,112.2

Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$ 15,383.7	$ 208.5	$ 228.3	$ 15,363.9

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized losses were $58.2 and $26.5, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2007 and 2006, $16.4 and $52.4, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

C-25

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value

Due to mature:

One year or less	$ 363.4	$ 363.6
After one year through five years	2,440.7	2,451.6

After five years through ten years	2,779.9	2,761.2
After ten years	1,733.2	1,715.6

Mortgage-backed securities	6,073.4	6,070.1
Other asset-backed securities	924.3	888.3

Less: securities pledged	940.2	934.1

Fixed maturities, excluding securities pledged	$ 13,374.7	$ 13,316.3

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $13.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations
(“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding
CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 11.3% and 8.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $279.5 and
$219.5 in ING proprietary funds as of December 31, 2007 and 2006, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $757.6 and $832.4, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $734.8 and $833.2 at December 31, 2007 and 2006, respectively.

C-26

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2007 and 2006, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31,
2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or spread widening to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S.
government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at
December 31, 2007 and 2006.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss

Interest rate or spread widening	$ 18.8	$ 62.3	$ 48.8	$ 129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3

Total unrealized capital losses	$ 48.9	$ 131.3	$ 107.0	$ 287.2

Fair value	$ 2,256.2	$ 2,217.7	$ 3,612.1	$ 8,086.0

C-27

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss

Interest rate or spread widening	$ 10.8	$ 4.8	$ 102.6	$ 118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9

Total unrealized capital losses	$ 21.8	$ 7.3	$ 210.0	$ 239.1

Fair value	$ 2,447.4	$ 501.5	$ 6,726.2	$ 9,675.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 96.9% of the average book value. In addition, this category includes 761 securities, which have an average quality rating of AA. No other-
than-temporary impairment loss was considered necessary for these fixed maturities as of
December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

Limited partnerships

U.	S. Treasuries

U.	S. corporate

Foreign

2007		2006		2005

	No. of		No. of		No. of
Impairment	Securities	Impairment	Securities	Impairment	Securities

$ 3.0	1	$ -	-	$ -	-
-	-	6.4	4	0.1	2

36.3	113	24.4	67	3.9	15
19.1	54	4.2	10	0.3	1

Residential mortgage-backed	7.1	30	16.6	76	44.7	82
Other asset-backed	10.5	21	7.0	1	-	-

Equity securities	-	-	0.1	3	-	-

Total	$ 76.0	219	$ 58.7	161	$ 49.0	100

The above schedule includes $16.4, $16.1, and $43.3 for the years ended December 31,
2007, 2006, and 2005, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining
$59.6, $42.6, and $5.7 in write-downs for the years ended December 31, 2007, 2006, and
2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The following table summarizes these write-downs recognized by type for the years ended
December 31, 2007, 2006, and 2005.

C-28

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	2007		2006		2005

		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities

U.S. Treasuries	$ -	-	$ 6.4	4	$ 0.1	2
U.S. corporate	31.6	102	24.4	67	2.3	13

Foreign	19.1	54	4.2	10	-	-
Residential mortgage-backed	2.6	2	0.6	1	3.3	2

Other asset-backed	6.3	16	7.0	1	-	-

Total	$ 59.6	174	$ 42.6	83	$ 5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2007, 2006, and 2005 was $1,210.8, $704.4, and $475.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the
Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31,
2007, 2006, and 2005.

Fixed maturities, available-for-sale
Equity securities, available-for-sale
Mortgage loans on real estate
Policy loans
Short-term investments and cash equivalents
Other
Gross investment income
Less: investment expenses
Net investment income

2007	2006	2005

$ 895.5	$ 969.0	$ 978.9
38.5	10.5	9.7

118.5	93.6	73.0
14.1	13.2	30.0

2.2	2.4	2.7
88.3	44.5	38.7

1,157.1	1,133.2	1,133.0
102.4	103.5	95.9

$ 1,054.7	$ 1,029.7	$ 1,037.1

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

C-29

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	2007	2006	2005

Fixed maturities, available-for-sale	$ (50.3)	$ (67.0)	$ 1.0
Equity securities, available-for-sale	6.4	9.3	12.4

Derivatives	(123.0)	(3.9)	17.9
Other	(2.6)	-	(0.3)

Less: allocation to experience-rated contracts	161.3	(64.6)	9.0

Net realized capital (loss) gains	$ (8.2)	$ 3.0	$ 22.0

After-tax net realized capital (loss) gains	$ (5.3)	$ 2.0	$ 14.3

The increase in Net realized capital losses for the year ended December 31, 2007, was primarily due to realized losses on derivatives, primarily related to losses on interest rate swaps and widening of credit spreads.

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8, $164.5,
$240.3, at December 31, 2007, 2006, and 2005, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005

Proceeds on sales	$ 5,738.8	$ 6,481.2	$ 10,062.3
Gross gains	66.4	109.0	161.1

Gross losses	(101.2)	110.9	93.9

3. Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107,
“Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107
requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.
In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

C-30

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and
Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

C-31

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

		2007		2006

	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

Assets:

Fixed maturities, available-for-sale,

including securities pledged	$ 14,250.4	$ 14,250.4	$ 16,211.7	$ 16,211.7
Equity securities, available-for-sale	446.4	446.4	251.7	251.7

Mortgage loans on real estate	2,089.4	2,099.3	1,879.3	1,852.6
Policy loans	273.4	273.4	268.9	268.9

Cash, cash equivalents, and

short-term investments under

securities loan agreement	436.2	436.2	594.3	594.3
Other investments	838.8	838.8	398.9	398.9

Assets held in separate accounts	48,091.2	48,091.2	43,550.8	43,550.8
Liabilities:

Investment contract liabilities:
With a fixed maturity	1,251.1	1,308.7	1,475.1	1,529.2

Without a fixed maturity	13,421.9	13,379.1	14,407.2	14,367.8
Derivatives	200.3	200.3	45.1	45.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the
Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-32

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value

	2007	2006	2007	2006

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	$ 7,680.0	$ 3,277.8	$ (111.6) $	16.4

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	224.5	204.4	(45.3)	(30.9)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	335.9	756.8	(8.8)	(2.5)

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	-	139.0	-	0.3

C-33

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value

	2007	2006	2007	2006

Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	$ 542.3	$ 1,112.0	$ 0.2 $	5.2

Embedded Derivatives
The Company also has investments in certain fixed

maturity instruments that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	40.8	(2.7)
Within annuity products	N/A*	N/A*	78.1	-

* N/A - not applicable. Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $136.2.

C-34

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and

2005.

Balance at January 1, 2005	$ 414.5
Prior period adjustment	(1.0)

Balance at January 1, 2005 (restated)	413.5
Deferrals of commissions and expenses	123.1

Amortization:
Amortization	(59.6)

Interest accrued at 5% to 7%	30.7

Net amortization included in the Consolidated Statements of Operations	(28.9)

Change in unrealized capital gains (losses) on available-for-sale securities	3.7

Balance at December 31, 2005	511.4

Deferrals of commissions and expenses	136.0
Amortization:

Amortization	(62.1)
Interest accrued at 6% to 7%	37.5

Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)

Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1

Amortization:
Amortization	(80.9)

Interest accrued at 5% to 7%	44.8

Net amortization included in the Consolidated Statements of Operations	(36.1)

Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-01	(6.0)

Balance at December 31, 2007	$ 728.6

The estimated amount of DAC to be amortized, net of interest, is $45.1, $44.1, $46.0,
$42.4, and $42.1, for the years 2008, 2009, 2010, 2011 and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

C-35

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and

2005.

Balance at January 1, 2005	$ 1,365.2
Prior period adjustment	(2.7)

Balance at January 1, 2005 (restated)	1,362.5
Deferrals of commissions and expenses	49.3

Amortization:
Amortization	(219.4)

Interest accrued at 5% to 7%	88.4

Net amortization included in the Consolidated Statements of Operations	(131.0)

Change in unrealized capital gains (losses) on available-for-sale securities	10.9

Balance at December 31, 2005	1,291.7

Deferrals of commissions and expenses	46.2
Amortization:

Amortization	(82.4)
Interest accrued at 5% to 7%	85.7

Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)

Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5

Amortization:
Amortization	(177.3)

Interest accrued at 5% to 7%	84.2

Net amortization included in the Consolidated Statements of Operations	(93.1)

Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)

Balance at December 31, 2007	$ 1,253.2

The estimated amount of VOBA to be amortized, net of interest, is $99.4, $90.8, $88.0,
$82.4, and $77.1, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007. In addition, amortization for the year ended December 31, 2006 was lower due to favorable unlocking, as a result of prospective expense assumption changes.

C-36

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The
Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

5. Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2)
ILIAC’s prior year statutory net gain from operations.

During 2007, 2006, and 2005, ILIAC paid $145.0, $256.0, and $20.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During
2007, 2006, and 2005, ILIAC did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.
Statutory net income was $245.5, $138.3, and $258.5, for the years ended December 31,
2007, 2006, and 2005, respectively. Statutory capital and surplus was $1,388.0 and
$1,447.5 as of December 31, 2007 and 2006, respectively.

As of December 31, 2007, ILIAC did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

C-37

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively. As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $7.1 billion and $6.4 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings (“ING AIH”) and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2005, ILIAC filed a consolidated federal income tax return with its (former) subsidiary, ING Insurance Company of America.

	2007	2006	2005

Current tax expense (benefit):

Federal	$ 28.6	$ 23.3	$ 4.9
State	(9.0)	20.0	4.9

Total current tax expense	19.6	43.3	9.8

Deferred tax expense:

Federal	36.4	79.4	11.7

Total deferred tax expense	36.4	79.4	11.7

Total income tax expense	$ 56.0	$ 122.7	$ 21.5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended
December 31, 2007, 2006 and 2005:

	2007	2006	2005

Income before income taxes	$ 274.4	$ 424.5	$ 294.2
Tax rate	35.0%	35.0%	35.0%

Income tax at federal statutory rate	96.0	148.6	103.0
Tax effect of:

Dividend received deduction	(26.2)	(36.5)	(25.8)
IRS audit settlement	-	-	(58.2)

State audit settlement	(21.8)	-	-
State tax expense	-	13.0	3.2

Other	8.0	(2.4)	(0.7)

Income tax expense	$ 56.0	$ 122.7	$ 21.5

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006

Deferred tax assets:

Insurance reserves	$ 216.6	$ 250.3
Net unrealized capital loss	6.4	-

Unrealized losses allocable to experience-rated contracts	5.7	18.3
Investments	6.7	3.5

Postemployment benefits	75.9	74.7
Compensation	27.3	25.1

Other	32.4	19.9

Total gross assets before valuation allowance	371.0	391.8

Less: valuation allowance	(6.4)	-

Assets, net of valuation allowance	364.6	391.8

Deferred tax liabilities:
Value of business acquired	(436.7)	(469.1)

Net unrealized capital gains	-	(15.9)
Deferred policy acquisition costs	(203.8)	(167.9)

Total gross liabilities	(640.5)	(652.9)

Net deferred income tax liability	$ (275.9)	$ (261.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

C-39

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $6.4 valuation allowance related to unrealized capital losses on investments, which is included in Accumulated other comprehensive income (loss). The Company had no valuation allowance as of
December 31, 2006.

Tax Sharing Agreement

ILIAC had a payable of $ 56.8 and $ 59.8 to ING AIH at December 31, 2007 and 2006,
respectively, for federal income taxes under the inter-company tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $68.0 of unrecognized tax benefits as of
January 1, 2007, of which $52.1 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the year is as follows:

Balance at January 1, 2007	$ 68.0
Additions for tax positions related to current year	2.9

Additions (reductions) for tax positions related to prior years	(23.5)
Balance at December 31, 2007	$ 47.4

The Company had $42.6 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and
Statements of Operations, respectively. The Company had accrued interest of $16.9 as of
December 31, 2007.

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005, and is subject to state audit in New York for years 1995 through 2000. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $17.7. It is also reasonably possible that

C-40

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

the aforementioned state tax audits may be settled within the next twelve months. It is reasonably possible that the unrecognized tax benefit on uncertain tax positions related to the New York state tax audit will decrease by up to $11.4. The timing of the settlement and any potential future payment of the remaining allowance of $18.3 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended
Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions.
Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the
Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus
Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of
2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of
$256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING
Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001.
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than
Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension
Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the
Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $17.2, $23.8, and $22.5, for
2007, 2006, and 2005, respectively, and are included in Operating expenses in the
Consolidated Statements of Operations.

C-41

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings
Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.
The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the
Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING
North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule
(although certain specified participants are subject to a 5-year graded vesting schedule).
All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were
$10.1, $9.7, and $8.9, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of
Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive
Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for
Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension
Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents
Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents
Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

C-42

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the
Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended
December 31, 2007 and 2006.

	2007	2006

Change in Projected Benefit Obligation:

Projected benefit obligation, January 1	$ 97.7	$ 106.8
Interest cost	5.4	5.5

Benefits paid	(9.3)	(8.3)
Actuarial loss on obligation	(8.2)	(6.3)

Projected benefit obligation, December 31	$ 85.6	$ 97.7

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ -	$ -

Amounts recognized in the Consolidated Balance Sheets consist of:

	2007	2006

Accrued benefit cost	$ (85.6)	$ (97.7)
Intangible assets	-	-

Accumulated other comprehensive income	4.9	14.1

Net amount recognized	$ (80.7)	$ (83.6)

At December 31, 2007 and 2006, the projected benefit obligation was $85.6 and $97.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2007 and 2006 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2007	2006

Discount rate at beginning of period	5.90%	5.50%
Rate of compensation increase	4.20%	4.00%

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount
Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.5% was the appropriate discount rate as of
December 31, 2007, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

Discount rate Rate of increase in compensation levels

2007	2006	2005

6.50%	5.90%	6.00%
4.20%	4.00%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2007 were, as indicated above, a 6.5% discount rate and a 4.2% rate of compensation increase.
Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007, 2006, and 2005, were as follows:

Interest cost Net actuarial loss recognized in the year Unrecognized past service cost recognized in the year The effect of any curtailment or settlement Net periodic benefit cost

2007	2006	2005

$ 5.4	$ 5.5	$ 6.0
0.7	2.0	1.3

-	0.2	0.2
0.4	0.4	0.3

$ 6.5	$ 8.1	$ 7.8

Cashflows

In 2008, the employer is expected to contribute $5.5 to the SERPs and Agents Non-
Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-
Qualified Plan, for the years ended December 31, 2008 through 2012, and thereafter through 2017, are estimated to be $5.5, $4.0, $4.0, $4.3, $4.4 and $21.1, respectively.

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”).
The Jobs Act affects nonqualified deferred compensation plans, such as the Agents
Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs
Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of
American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options
(i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock
Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on
ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.5, $10.1, and $5.6 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $3.2, $0.1, and $0.3 in 2007, 2006, and
2005, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

§	The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

§	The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

§	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

§	Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2007, 2006, and 2005, were $0.4, $1.4, and $1.3, respectively.

9. Related Party Transactions

Operating Agreements ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§	Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $60.5, $62.2, and $61.7, respectively.

§	Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $167.9, $175.3, and $138.5, respectively.

§	Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007.

For the years ended December 31, 2007, 2006, and 2005, net expenses related to the agreement were incurred in the amount of $21.7, $12.4, and $17.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

§	Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were collected in the amount of $568.4, $429.2, and $378.1. Such commissions are, in turn, paid to broker-dealers.

§	Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING

Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred under these services agreements in the amount of $124.4, $70.8, and $46.3, respectively.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

§	Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $13.1, $8.8, and $6.4, respectively.

Investment Advisory and Other Fees

During 2006 and 2005, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company
Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective
January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets.
The total amount of compensation and fees received by the Company from the Company
Funds and separate accounts totaled $312.7, $289.9, and $263.0, (excludes fees paid to
ING Investment Management Co.) in 2007, 2006, and 2005, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31,
2007, 2006, and 2005, revenue received by DSL under the management agreement
(exclusive of fees paid to affiliates) was $343.8, $233.9, and $174.6, respectively. At
December 31, 2007 and 2006, DSL had $26.7 and $22.1, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on
April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15% .

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $3.9, $1.8, and $0.7, for the years ended December 31, 2007, 2006, and 2005, respectively, and earned interest income of $1.7, $3.3, and $1.1, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At
December 31, 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement and $45.0 receivable from ING AIH at December 31, 2006.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of
$175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933.
ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance
Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and
December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2007 and 2006 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with
ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 8 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2007, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $16.1 and $17.4 were maintained for this contract as of December 31, 2007 and 2006, respectively.

Reinsurance ceded in force for life mortality risks were $20.9 billion and $22.4 billion at
December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, net receivables were comprised of the following:

	2007	2006

Claims recoverable from reinsurers	$ 2,595.2	$ 2,727.1
Payable for reinsurance premiums	(0.9)	(1.2)

Reinsured amounts due to reinsurer	(5.9)	(0.5)
Reserve credits	0.1	0.8

Other	5.9	(10.8)

Total	$ 2,594.4	$ 2,715.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

Deposits ceded under reinsurance Premiums ceded under reinsurance Reinsurance recoveries

2007	2006	2005

$ 188.5	$ 199.0	$ 215.5
0.4	0.5	0.4

419.7	359.0	363.7

12. Commitments and Contingent Liabilities

Leases

The Company leases certain office space and certain equipment under various operating leases, the longest term of which expires in 2014.

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was
$17.7, $17.8, and $17.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $4.6, $3.5, $2.4, $1.7, and $0.8, respectively, and $0.5, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties.
Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties.
At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties.
During 2007 and 2006, $87.3 and $79.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement.
The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2007, the maximum liability to the Company under the guarantee was $30.0.

Windsor Property Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction
Agreements"). Construction of the Windsor Property is complete, and costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition, and development of the corporate office facility totaled $62.4 and $27.6 for the years ended December 31, 2007 and 2006, respectively. These costs were capitalized in Property and equipment on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves,

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the
Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance;
sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the
Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the
Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues,
ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

C-53

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange
Act of 1934, as amended.

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s
U.S.-based operations, including the Company.

C-54

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

	Shareholder’s equity included the following components of Accumulated other
	comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

		2007	2006	2005

	Net unrealized capital gains (losses):

	Fixed maturities, available-for-sale	$ (64.5)	$ (44.6)	$ (18.0)
	Equity securities, available-for-sale	6.3	18.1	3.2

	DAC/VOBA adjustment on

	available-for-sale securities	7.8	3.9	5.1
	Sales inducements adjustment on
	available-for-sale securities	0.2	0.1	0.1

	Premium deficiency reserve adjustment	-	(37.5)	(23.6)
	Other investments	(0.7)	0.8	1.2

	Less: allocation to experience-rated contracts	(16.4)	(52.4)	(48.6)

	Unrealized capital gains (losses), before tax	(34.5)	(6.8)	16.6

	Deferred income tax asset (liability)	12.1	2.4	(10.3)
	Asset valuation allowance	(6.4)	-	-

	Net unrealized capital gains (losses)	(28.8)	(4.4)	6.3
	Pension liability, net of tax	(5.0)	(9.6)	(11.6)

	Accumulated other comprehensive

	(loss) income	$ (33.8)	$ (14.0)	$ (5.3)

Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4)
and $(52.4) at December 31, 2007 and 2006, respectively, are reflected on the
Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

C-55

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains
(losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2007,
2006, and 2005.

	2007	2006	2005

Fixed maturities, available-for-sale	$ (19.9)	$ (26.6)	$ (500.1)
Equity securities, available-for-sale	(11.8)	14.9	(5.5)

DAC/VOBA adjustment on

available-for-sale securities	3.9	(1.2)	14.6
Sales inducements adjustment on
available-for-sale securities	0.1	-	0.2

Premium deficiency reserve adjustment	37.5	(13.9)	(23.6)
Other investments	(1.5)	(0.4)	(0.1)

Less: allocation to experience-rated contracts	36.0	(3.8)	(406.1)

Unrealized capital gains (losses), before tax	(27.7)	(23.4)	(108.4)

Deferred income tax asset (liability)	9.7	12.7	30.9

Net change in unrealized capital gains (losses)	$ (18.0)	$ (10.7)	$ (77.5)

	2007	2006	2005

Net unrealized capital holding gains (losses) arising

during the year (1)	$ (66.9)	$ (43.6)	$ (38.2)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(48.9)	(32.9)	39.3

Net change in unrealized capital gains (losses) on securities $	(18.0)	$ (10.7)	$ (77.5)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(102.9), $(95.4), and $(53.4), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(75.2), $(72.0), and $55.0, for the years ended December 31, 2007, 2006, and 2005, respectively.

C-56

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

14. Changes to Prior Years Presentation

During 2007, the Company identified $43.1 in unreconciled net liabilities. While the correction of this error is not material to the prior period financial statements, correction of the error through the current period income statement would be material to the 2007
Statements of Operations. In accordance with the guidance provided in SEC Staff
Accounting Bulletin (“SAB”) Topic IN, “Financial Statements - Considering the Effects
of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial
Statements” (“SAB 108”), the Company has restated the prior period financial statements to correct this error by adjusting January 1, 2005 Retained earnings and December 31,
2006 DAC, VOBA, Future policy benefits and claims reserves, Other liabilities, and
Deferred taxes as follows:

	Previously
	Reported	Adjustment	Restated

January 1, 2005

Retained earnings (net of tax)	$ (1,877.1)	$ 28.0	$ (1,849.1)
Total shareholder's equity (net of tax)	2,759.6	28.0	2,787.6

December 31, 2006

Deferred policy acquisition cost	$ 623.6	$ (1.0)	$ 622.6
Value of business acquired	1,342.9	(2.7)	1,340.2

Total assets	68,486.0	(3.7)	68,482.3

Future policy benefits and claims reserves	$ 19,995.8	$ (11.7)	$ 19,984.1
Other liabilities	406.2	(35.1)	371.1

Deferred taxes	246.0	15.1	261.1
Total liabilities	65,500.3	(31.7)	65,486.6

C-57

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amount in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth

Total revenue	$ 579.1	$ 594.9	$ 601.4	$ 676.5

Income (loss) before income taxes	100.7	115.8	85.8	(27.9)

Income tax expense (benefit)	28.5	33.6	22.3	(28.4)

Net income	$ 72.2	$ 82.2	$ 63.5	$ 0.5

2006	First*	Second*	Third*	Fourth

Total revenue	$ 532.5	$ 551.2	$ 548.5	$ 597.7

Income before income taxes	80.4	116.9	84.3	142.9

Income tax expense	21.6	34.2	16.6	50.3

Net income	$ 58.8	$ 82.7	$ 67.7	$ 92.6

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

C-58

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account I available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2007, the “Value at beginning of period” shown is the value at first date of investment.

TABLE I

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$13.48	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437	$9.976
Value at end of period	$13.66	$13.48	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437
Number of accumulation units outstanding at end of period	12,925	9,616	14,120	24,894	26,484	11,931	11,652	8,297	12,298	12,288
FEDERATED FUND FOR US GOVT. SECURITIES II
Value at beginning of period	$15.92	$15.51	$15.41
Value at end of period	$16.69	$15.92	$15.51
Number of accumulation units outstanding at end of period	74,991	91,363	181,455
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.32	$27.52	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97	$14.802
Value at end of period	$35.15	$30.32	$27.52	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97
Number of accumulation units outstanding at end of period	572,159	725,198	884,670	987,722	1,061,457	1,144,943	1,299,125	1,565,470	1,826,356	1,853,911
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$24.78	$20.91	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482	$14.974
Value at end of period	$24.81	$24.78	$20.91	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482
Number of accumulation units outstanding at end of period	747,375	939,247	1,186,833	1,549,447	1,817,918	2,000,319	2,297,364	2,335,570	2,597,042	2,792,889
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$24.22	$21.22	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063	$16.646
Value at end of period	$25.18	$24.22	$21.22	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063
Number of accumulation units outstanding at end of period	365,035	492,861	730,266	993,587	1,196,859	1,193,376	1,469,435	1,723,480	1,838,819	1,953,506
FIDELITY® VIP INVESTMENT GRADE BOND
PORTFOLIO
Value at beginning of period	$16.64	$16.17	$16.05
Value at end of period	$17.12	$16.64	$16.17
Number of accumulation units outstanding at end of period	15,324	15,932	18,605

IICA Mthn Plus

1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.62	$10.17	$9.92
Value at end of period	$11.72	$10.62	$10.17
Number of accumulation units outstanding at end of period	72,800	83,905	106,764
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.04	$9.90	$9.66
Value at end of period	$10.27	$10.04	$9.90
Number of accumulation units outstanding at end of period	662,915	872,703	114,102
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.73	$10.97	$10.69
Value at end of period	$20.16	$14.73	$10.97
Number of accumulation units outstanding at end of period	57,901	47,791	20,857
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.41	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64	$9.912
Value at end of period	$17.81	$16.41	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64
Number of accumulation units outstanding at end of period	80,810	81,055	87,472	145,478	127,225	141,521	105,209	76,956	87,650	79,756
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.59	$10.64	$10.30
Value at end of period	$12.27	$12.59	$10.64
Number of accumulation units outstanding at end of period	98,828	133,015	145,473
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$11.68	$10.74	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494	$10.554
Value at end of period	$11.33	$11.68	$10.74	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494
Number of accumulation units outstanding at end of period	445,030	545,503	682,314	872,366	1,184,775	1,301,937	1,798,491	2,155,759	2,336,393	2,557,155
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.69	$9.97
Value at end of period	$12.70	$10.69
Number of accumulation units outstanding at end of period	81,552	78,239
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.53	$10.42	$10.13
Value at end of period	$11.86	$11.53	$10.42
Number of accumulation units outstanding at end of period	598,111	719,175	1,007,580
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.97	$12.00	$10.06
Value at end of period	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	1,154,427	1,421,076	1,845,044

IICA Mthn Plus

2

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.55	$11.04	$10.24
Value at end of period	$12.93	$12.55	$11.04
Number of accumulation units outstanding at end of period	21,882	23,059	40,711
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.80	$10.10	$10.01
Value at end of period	$11.58	$10.80	$10.10
Number of accumulation units outstanding at end of period	426,901	472,345	630,746
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.29	$10.51	$10.44
Value at end of period	$11.45	$11.29	$10.51
Number of accumulation units outstanding at end of period	93,631	135,391	150,818
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.33	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686	$10.152
Value at end of period	$15.15	$14.33	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686
Number of accumulation units outstanding at end of period	97,021	104,331	119,686	178,324	206,430	333,609	329,528	535,004	473,282	358,518
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.57	$11.69	$10.04
Value at end of period	$14.06	$12.57	$11.69
Number of accumulation units outstanding at end of period	282,338	317,037	447,605
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$22.69	$20.31	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406	$13.834
Value at end of period	$24.59	$22.69	$20.31	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406
Number of accumulation units outstanding at end of period	395,796	489,126	651,997	859,736	992,016	1,092,108	1,299,610	1,516,955	1,472,258	1,616,748
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.04	$10.66	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656	$8.786
Value at end of period	$12.01	$12.04	$10.66	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656
Number of accumulation units outstanding at end of period	326,655	390,460	497,936	630,854	739,569	916,120	1,177,274	1,421,458	1,550,656	1,761,234
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.09	$10.88	$10.06
Value at end of period	$12.34	$12.09	$10.88
Number of accumulation units outstanding at end of period	471,290	598,404	759,682
ING VP BALANCED PORTFOLIO
Value at beginning of period	$21.21	$19.56	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405	$14.228
Value at end of period	$22.08	$21.21	$19.56	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405
Number of accumulation units outstanding at end of period	163,716	200,792	157,366	195,681	240,188	273,826	315,543	364,760	387,565	369,652
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824	$9.106
Value at end of period	$4.89	$4.17	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Number of accumulation units outstanding at end of period	101,881	76,584	91,603	162,127	410,635	115,373	74,229	34,998

IICA Mthn Plus
				3

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.81	$15.81	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461	$16.354
Value at end of period	$18.86	$17.81	$15.81	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461
Number of accumulation units outstanding at end of period	222,094	289,635	409,644	511,623	624,677	718,631	896,573	1,015,824	1,172,637	1,217,448
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$15.42	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862	$13.158
Value at end of period	$17.92	$15.42	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862
Number of accumulation units outstanding at end of period	25,704	60,251	38,833	57,496	72,287	79,048	109,809	256	156,242	284,771
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.48	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704	$14.414
Value at end of period	$22.24	$21.48	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704
Number of accumulation units outstanding at end of period	91,167	151,075	193,784	219,239	279,207	305,209	345,653	445,665	536,795	654,767
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$16.37	$15.95	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943	$11.201
Value at end of period	$17.11	$16.37	$15.95	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943
Number of accumulation units outstanding at end of period	288,015	305,336	372,441	419,545	585,875	855,016	580,831	422,109	516,266	500,098
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.17	$12.74	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335	$10.90
Value at end of period	$13.65	$13.17	$12.74	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335
Number of accumulation units outstanding at end of period	633,870	635,323	640,751	677,901	1,135,320	2,039,666	2,045,640	1,690,766	2,775,866	2,041,170
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$27.43	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595	$13.638
Value at end of period	$28.63	$27.43	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595
Number of accumulation units outstanding at end of period	106,341	149,129	192,426	286,551	409,801	357,092	342,594	343,701	136,571	225,982
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$17.88	$16.73	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825	$13.112
Value at end of period	$18.65	$17.88	$16.73	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825
Number of accumulation units outstanding at end of period	83,593	61,416	70,291	81,018	97,343	98,588	114,194	79,712	94,121	95,815
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$19.97	$17.89	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409	$14.983
Value at end of period	$20.68	$19.97	$17.89	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409
Number of accumulation units outstanding at end of period	94,339	107,970	136,356	100,636	64,273	52,779	57,017	66,806	74,094	83,798
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$18.72	$17.07	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676	$14.054
Value at end of period	$19.46	$18.72	$17.07	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676
Number of accumulation units outstanding at end of period	113,872	107,680	97,208	84,249	63,658	34,383	33,977	39,050	42,322	40,712
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$21.46	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985	$13.246
Value at end of period	$21.80	$21.46	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985
Number of accumulation units outstanding at end of period	55,997	69,523	91,012	132,862	146,199	200,434	310,005	280,864	150,268	311,397

IICA Mthn Plus

4

Condensed Financial Information (continued)

TABLE II

FOR CONTRACTS ISSUED WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.37	$12.45	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208	$10.596
Value at end of period	$13.57	$13.37	$12.45	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208
Number of accumulation units outstanding at end of period	2,600	5,115	4,427	9,781	11,187	7,060	8,516	10,043	12,257	11,121
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$20.28	$18.38	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537	$11.136
Value at end of period	$23.55	$20.28	$18.38	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537
Number of accumulation units outstanding at end of period	111,431	144,395	189,474	270,618	284,306	282,851	331,463	375,961	410,630	353,548
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$16.45	$13.86	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806	$10.957
Value at end of period	$16.49	$16.45	$13.86	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806
Number of accumulation units outstanding at end of period	167,211	214,849	308,442	440,175	477,417	482,335	502,916	484,590	576,813	476,634
FIDELITY® VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.27	$12.49	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259	$11.159
Value at end of period	$14.86	$14.27	$12.49	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259
Number of accumulation units outstanding at end of period	86,806	115,177	170,290	255,117	275,998	318,692	360,463	425,196	738,298	409,685
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.06	$10.11
Value at end of period	$10.31	$10.06
Number of accumulation units outstanding at end of period	106,468	131,528
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.76	$10.97	$10.76
Value at end of period	$20.23	$14.76	$10.97
Number of accumulation units outstanding at end of period	12,984	5,321	1,129
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.69	$13.00	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995	$11.145
Value at end of period	$17.06	$15.69	$13.00	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995
Number of accumulation units outstanding at end of period	12,412	15,818	30,651	38,432	32,476	34,668	35,605	34,335	34,698	30,516
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.62	$10.65	$10.31
Value at end of period	$12.32	$12.62	$10.65
Number of accumulation units outstanding at end of period	1,731	2,702	1,281

IICA Mthn Plus

5

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.34	$9.49	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797	$11.104
Value at end of period	$10.04	$10.34	$9.49	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797
Number of accumulation units outstanding at end of period	39,989	53,971	85,413	96,144	123,870	146,220	178,926	204,067	258,892	205,549
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.70	$10.19
Value at end of period	$12.74	$10.70
Number of accumulation units outstanding at end of period	9,732	1,795
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.56	$10.43	$10.02
Value at end of period	$11.91	$11.56	$10.43
Number of accumulation units outstanding at end of period	136,400	165,817	237,360
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.00	$12.02	$10.06
Value at end of period	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	149,191	186,321	270,034
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.58	$11.05	$10.42
Value at end of period	$12.98	$12.58	$11.05
Number of accumulation units outstanding at end of period	8,763	12,420	13,386
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.83	$10.11	$10.01
Value at end of period	$11.63	$10.83	$10.11
Number of accumulation units outstanding at end of period	89,896	123,268	193,543
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.32	$10.52	$10.23
Value at end of period	$11.49	$11.32	$10.52
Number of accumulation units outstanding at end of period	2,036	6,071	15,707
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.73	$11.90	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005	$11.503
Value at end of period	$14.54	$13.73	$11.90	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005
Number of accumulation units outstanding at end of period	20,758	23,342	51,670	68,660	83,398	119,891	126,600	145,704	145,648	108,102
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.61	$11.70	$10.04
Value at end of period	$14.12	$12.61	$11.70
Number of accumulation units outstanding at end of period	31,600	35,649	67,621

IICA Mthn Plus

6

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.97	$14.27	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103	$11.12
Value at end of period	$17.33	$15.97	$14.27	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103
Number of accumulation units outstanding at end of period	67,347	75,304	114,098	132,419	117,552	109,183	121,445	132,805	121,008	120,157
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.30	$11.76	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634	$11.178
Value at end of period	$13.29	$13.30	$11.76	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634
Number of accumulation units outstanding at end of period	43,209	36,959	50,188	69,767	88,444	110,061	137,737	145,226	154,290	131,761
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.12	$10.89	$10.06
Value at end of period	$12.39	$12.12	$10.89
Number of accumulation units outstanding at end of period	81,815	116,768	182,409
ING VP BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.81	$13.63	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312	$10.708
Value at end of period	$15.43	$14.81	$13.63	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312
Number of accumulation units outstanding at end of period	61,732	90,278	53,785	79,752	100,168	100,062	97,168	106,603	122,860	112,689
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83	$8.85
Value at end of period	$4.95	$4.21	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Number of accumulation units outstanding at end of period	5,750	1,441	13,786	13,985	51,590	10,727	2,710	2,543
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.80	$9.58	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063	$11.063
Value at end of period	$11.46	$10.80	$9.58	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063
Number of accumulation units outstanding at end of period	74,617	92,441	262,047	320,334	347,069	407,326	384,290	419,418	474,578	794,335
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.34	$11.19	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977	$11.455
Value at end of period	$13.20	$11.34	$11.19	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977
Number of accumulation units outstanding at end of period	17,976	20,200	23,464	29,696	31,978	37,025	50,862	89,897	74,875	75,506
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.57	$12.88	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535	$11.157
Value at end of period	$15.11	$14.57	$12.88	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535
Number of accumulation units outstanding at end of period	41,812	61,797	86,451	106,738	113,492	139,607	182,887	190,980	208,800	215,324
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.71	$14.32	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606	$10.118
Value at end of period	$15.40	$14.71	$14.32	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606
Number of accumulation units outstanding at end of period	95,428	104,114	118,765	132,044	156,673	208,945	203,572	146,073	284,700	211,071
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.20	$11.78	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371	$10.097
Value at end of period	$12.67	$12.20	$11.78	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371
Number of accumulation units outstanding at end of period	193,745	183,382	183,467	266,154	309,034	604,639	896,013	726,382	370,653	319,753

IICA Mthn Plus
				7

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$19.86	$17.22	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724	$11.126
Value at end of period	$20.76	$19.86	$17.22	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724
Number of accumulation units outstanding at end of period	40,023	56,421	78,633	101,386	109,954	78,472	104,124	109,027	80,258	71,465
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.59	$12.70	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38	$10.404
Value at end of period	$14.20	$13.59	$12.70	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38
Number of accumulation units outstanding at end of period	856	1,237	7,956	21,114	11,808	16,425	29,205	23,848	29,162	29,301
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.20	$11.81	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059	$10.694
Value at end of period	$13.69	$13.20	$11.81	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059
Number of accumulation units outstanding at end of period	10,704	11,124	9,031	6,479	9,774	5,274	6,934	16,321	16,116	17,615
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.26	$12.07	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27	$10.504
Value at end of period	$13.81	$13.26	$12.07	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27
Number of accumulation units outstanding at end of period	7,831	8,957	10,535	9,987	6,168	12,126	17,957	16,607	9,394	18,307
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.82	$13.81	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644	$11.097
Value at end of period	$16.10	$15.82	$13.81	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644
Number of accumulation units outstanding at end of period	17,009	21,879	37,696	54,950	53,100	58,978	76,652	71,351	77,073	110,097

IICA Mthn Plus

8

PART C - OTHER INFORMATION Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31, 2007, 2006 and 2005
		-	Consolidated Balance Sheets as of December 31, 2007 and 2006
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2007, 2006 and 2003
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005
		-	Notes to Consolidated Financial Statements
Financial Statements of Variable Annuity Account I:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
		-	Notes to Financial Statements

(b)	Exhibits:
	(1)		Resolution establishing Variable Annuity Account I · Incorporated by reference to
Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
	(2)		Not Applicable.
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-
81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post
Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-
75996), as filed on December 20, 2006.
	(3.3)		Form of Rule 22c-2 Agreement · Incorporated herein by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File Nos. 333-115515), as
filed on April 12, 2007.

	(4.1)		Variable Annuity Contract (G-MP2(5/97)) · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
	(4.2)		Variable Annuity Contract Certificate (MP2CERT(5/97)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on November 26, 1997.
	(4.3)		Variable Annuity Contract (IMP2(5/97)) · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
	(4.4)		Variable Annuity Contract (G2-CDA-94(IR)) · Incorporated by reference to
Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

(4.5)	Variable Annuity Contract (G2-CDA-94(NQ)) · Incorporated by reference to
Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
(4.6)	Variable Annuity Contract (G-MP2(5/96)) · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
(4.7)	Certificate of Group Annuity Coverage (MP2CERT(5/96)) · Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
33-59749), as filed on April 16, 1997.
(4.8)	Endorsement (MP2NQEND(4/95)) · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
(4.9)	Endorsement (MP2NQCERTEND(4/95)) · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
(4.10)	Endorsement (MP2IREND(4/95)) · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
(4.11)	Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and Certificate
MP2CERT(5/96) · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26,
1997.
(4.12)	Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and Certificate
MP2CERT(5/96) · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26,
1997.
(4.13)	Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate
GTCC2-99(TORP)(FL) · Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(4.14)	ILIAC Merger Endorsement · Incorporated by reference Registration Statement on
Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(5)	Not applicable
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of
ING Insurance Company of America · Incorporated by reference to ING Insurance
Company of America Annual Report on Form 10-K (File No. 33-81010), as filed on
March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on
May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).
(7)	Not Applicable
(8.1)	Fund Participation Agreement effective as of May 1, 1998 between Aetna Insurance
Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
(8.2)	Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios,

Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
(8.3)	Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of
May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of
America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April
13, 2006.
(8.4)	Service Agreement with Investor Advisor effective as of May 1, 1998 between Aeltus
Investment Management, Inc. and Aetna Insurance Company of America · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
4 (File No. 33-59749), as filed on April 18, 2000.
(8.5)	First Amendment effective as of May 1, 2000 to Service Agreement with Investment
Advisor effective May 1, 1998 between Aeltus Investment Management, Inc. and Aetna
Insurance Company of America · Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
(8.6)	Second Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective May 1, 1998, as amended on May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Insurance Company of America · Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4
(File No. 333-87131), as filed on April 14, 2004.
(8.7)	Fund Participation Agreement dated August 30, 1995 among Aetna Insurance Company of America, Alger American Fund and Fred Alger Management, Inc. · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 33-59749), as filed on April 22, 1996.
(8.8)	Fund Participation Agreement effective as of December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc.
and Aetna Insurance Company of America · Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
(8.9)	Service Agreement effective as of December 1, 1997 between Calvert Asset
Management Company, Inc. and Aetna Insurance Company of America · Incorporated
by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4
(File No. 33-59749), as filed on February 13, 1998.
(8.10)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.11)	Fund Participation Agreement dated July 1, 1994 by and among Insurance Management
Series, Federated Advisers and Aetna Insurance Company of America · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 33-59749), as filed on July 29, 1997.
(8.12)	Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance

Company of America, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.13)	First Amendment made and entered into as of May 1, 1997 to Fund Participation
Agreement dated October 20, 1995 by and among Aetna Insurance Company of
America, Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
(8.14)	Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance
Company of America, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.15)	First Amendment made and entered into as of May 1, 1997 to Fund Participation
Agreement dated October 20, 1995 by and among Aetna Insurance Company of
America, Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
(8.16)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund
V and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 51 to the Registration Statement on Form N-4 (File No. 033-75962), as
filed on July 27, 2007.
(8.17)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated
by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-
4 (File No. 33-75988), as filed on August 5, 2004.
(8.18)	Service Contract effective as of June 1, 2002 by and between Directed Services, Inc.,
ING Financial Advisers, LLC, and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4
(File No. 33-75988), as filed on August 5, 2004.
(8.19)	Amendment effective as of July 1, 2000 to Service Agreement effective as of November
1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments
Institutional Operations Company and Aetna Insurance Company of America ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement
on Form N-4 (File No. 333-87131), as filed on December 13, 2000.
(8.20)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007
(8.21)	Fund Participation Agreement dated September 1, 1995 between Aetna Insurance
Company of America, Lexington Natural Resources Trust and Lexington Management
Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.22)	Fund Participation Agreement dated September 1, 1995 between Aetna Insurance
Company of America, Lexington Emerging Markets Fund, Inc. and Lexington
Management Corporation · Incorporated by reference to Post-Effective Amendment No.

1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22,
1996.
(8.23)	Participation Agreement made and entered into as of April 30, 1996 by and among MFS
Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts
Financial Services Company · Incorporated by reference to Post-Effective Amendment
No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11,
2001.
(8.24)	First Amendment made and entered into as of September 3, 1996 to Participation
Agreement dated April 30, 1996 by and among MFS Variable Insurance Trust, Aetna
Insurance Company of America and Massachusetts Financial Services Company ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-4 (File No. 33-59749), as filed on September 16, 1996.
(8.25)	Second Amendment made and entered into as of May 1, 1998 to Participation
Agreement dated April 30, 1996, and as amended on September 3, 1996, by and among
MFS Variable Insurance Trust, Aetna Insurance Company of America and
Massachusetts Financial Services Company · Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on April 18, 2000.
(8.26)	Third Amendment effective July 1, 1999 to Participation Agreement dated April 30,
1996, and as amended on September 3, 1996 and May 1, 1998, by and among MFS
Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts
Financial Services Company · Incorporated by reference to Post-Effective Amendment
No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18,
2000.
(8.27)	Fourth Amendment effective as of November 17, 2000 to Participation Agreement dated
April 30, 1996, and as amended on September 3, 1996, May 1, 1998 and July 1, 1999, by and among MFS Variable Insurance Trust, Aetna Insurance Company of America
and Massachusetts Financial Services Company · Incorporated by reference to Post-
Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on April 11, 2001.
(8.28)	Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc.,
Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and
Aetna Insurance Company of America · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(8.29)	Amendment dated as of March 5, 2002 to Participation Agreement dated as of
December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and
Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of
America · Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(8.30)	Amendment dated May 1, 2003 to the Participation Agreement dated as of December 5,
2001 and subsequently amended on March 5, 2002 between ING Partners, Inc., ING
Life Insurance and Annuity Company and ING Financial Advisers, LLC and ING
Insurance Company of America. · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.
(8.31)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and
May 1, 2003 · Incorporated by reference to Post-Effective Amendment No. 20 to

Registration Statement on Form N-4 (File No. 333-32575), as filed on April 1, 2005.
(8.32)	Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between
Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING
Insurance Company of America) · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(8.33)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance
Company of America to the Shareholder Servicing Agreement (Service Class Shares)
dated May 1, 2002. · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.
(8.34)	Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1,
2003 ·Incorporated by reference to Post Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-130825), as filed on April 17, 2006.
(8.35)	Amendment dated April 29, 2005 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective Amendment No.
32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11,
2006.
(8.36)	Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1,
2003, November 1, 2004 and April 29, 2005. ·Incorporated by reference to Post
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
130825), as filed on April 17, 2006.
(8.37)	Fund Participation Agreement dated October 9, 1995 among Aetna Insurance Company of America, TCI Portfolios, Inc. and Investors Research Corporation · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 33-59749), as filed on April 22, 1996.
(8.38)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1,
2003.
(8.39)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc. ·Incorporated by reference to Post Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 26,
2006.
(8.40)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel, attached.

(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not applicable.
(12)	Not applicable.
(13.1)	Powers of Attorney, attached.
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12,
1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Richard T. Mason[1]	President
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Bridget M. Healy[2]	Director
Robert G. Leary[2]	Director
David A. Wheat[3]	Director, Executive Vice President and Chief Financial
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[3]	Senior Vice President, Tax
Valerie G. Brown[3]	Senior Vice President
Shaun P. Mathews[4]	Senior Vice President
David S. Pendergrass[3]	Senior Vice President and Treasurer
Stephen J. Preston[5]	Senior Vice President
Harry N. Stout[5]	Senior Vice President
Christopher Abreu[1]	Vice President and Actuary
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President

Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[3]	Vice President
Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President
Ira S. Braunstein[3]	Vice President, Investments
Mary A. Broesch[5]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[3]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Monte J. Combe[7]	Vice President
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
Karen Czizik[7]	Vice President
William Delahanty[3]	Vice President
J. Randolph Dobo[7]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[3]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[4]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
Daniel J. Foley	Vice President, Investments
259 N Radnor-Chester Rd., Suite 205
Radnor, PA 19087
John P. Foley[3]	Vice President, Investments
Stephen E. Gallant[3]	Vice President, Investments

Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Saskia M. Goedhart[1]	Vice President
Brian K. Haendiges[1]	Vice President
Steven J. Haun[6]	Vice President
June P. Howard[3]	Vice President
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[3]	Vice President
Richard K. Lau[5]	Vice President and Actuary
William H. Leslie, IV1	Vice President
Frederick C. Litow[3]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[5]	Vice President
Christopher P. Lyons[3]	Vice President, Investments
Gregory R. Michaud[3]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Paul L. Mistretta[3]	Vice President
Maurice M. Moore[3]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[6]	Vice President
Michael J. Pise[1]	Vice President

Deborah J. Prickett[6]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[5]	Vice President, Compliance
Spencer T. Shell[3]	Vice President, Assistant Treasurer and Assistant Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su5	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[3]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Michellen A. Wildin[7]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary
Joy M. Benner[8]	Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Maria C. Foster[8]	Assistant Secretary

Linda H. Freitag[3]	Assistant Secretary
Daniel F. Hinkel[3]	Assistant Secretary
Joseph D. Horan[3]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[3]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[3]	Assistant Secretary
James M. May, III[3]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell	Assistant Secretary
100 Washington Square
Minneapolis, MN 55401
Glenn A. Black[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James H. Taylor[3]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way Windsor,
Connecticut 06095.
2	The principal business address of these directors is 230 Park Avenue, New York, New York 10169.
3	The principal business address of these directors and these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 10 State House Square, Hartford, Connecticut
06103.
5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
7	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis,
Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company
(File No. 333-105479), as filed with the Securities and Exchange Commission on April 11, 2008.

Item 27. Number of Contract Owners

As of March 31, 2008, there were 3,611 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also,
Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more.
This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director,

employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING
Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of
Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC

(separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, CA 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095

Daniel H. Hanlon[1]	Senior Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne C. Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, SC
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, NY
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612

Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President and Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Marilyn S. Sponzo[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, ND 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, FL 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Richard E. Gelfand	Chief Financial Officer
1475 Dunwoody Drive
West Chester, PA 19380-1478
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary

Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor,
Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia
30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax,
Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis,
Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
	Net Underwriting	Compensation on
Name of Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial				$215,695.68
Advisers, LLC

*	Reflects approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of ING Life Insurance and Annuity Company during 2007.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut
06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a
Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1)
through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the
Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL
1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                           SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the
Registrant, Variable Annuity Account I of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 (File No. 333-130825) and has
duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the
17th day of April, 2008.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:

Richard T. Mason*
President

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum as
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities indicated
on April 17, 2008.

Signatures	Officer Titles

Richard T. Mason*	President
(Principal Executive Officer)

Thomas J. McInerney*	Director and Chairman

Kathleen A. Murphy*	Director

Catherine H. Smith*	Director and Senior Vice President
Bridget M. Healy*	Director

Robert G. Leary*	Director

David A. Wheat*		Director, Executive Vice President and Chief
Financial Officer
_____________

Steven T. Pierson*		Senior Vice President and Chief Accounting Officer

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

VARIABLE ANNUITY ACCOUNT I
EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13.1)	Powers of Attorney	EX-99.B13.1